                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                     Oppenheimer Multi-State Municipal Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                                     COUPON      MATURITY        VALUE
------------                                                                                  ------     ----------   -------------
MUNICIPAL BONDS AND NOTES--123.3%
NEW JERSEY--92.0%
$    445,000   Atlantic County, NJ Utilities Authority Solid Waste(1)                          7.125%    03/01/2016   $     444,933
   3,755,000   Bayonne, NJ Parking Authority (City Parking)(1)                                 5.000     06/15/2027       3,028,595
   6,065,000   Bayonne, NJ Redevel. Agency(1)                                                  7.625     04/01/2038       6,761,323
     485,000   Bayonne, NJ Redevel. Agency (Royal Caribbean)(1)                                4.750     11/01/2016         368,896
      10,000   Bergen County, NJ HDC(1)                                                        6.750     10/01/2018          10,021
      75,000   Bergen County, NJ Utilities Authority(1)                                        5.500     12/15/2016          75,245
      20,000   Berkeley, NJ HFC (Bayville Hsg.)(1)                                             5.750     08/01/2014          20,042
   3,000,000   Burlington County, NJ Bridge Commission Economic Devel.
                  (The Evergreens)(1)                                                          5.625     01/01/2038       2,482,560
      75,000   Camden County, NJ PCFA (Camden County Energy Recovery Associates)               7.500     12/01/2009          74,985
     415,000   Camden County, NJ PCFA (Camden County Energy Recovery Associates)               7.500     12/01/2010         415,087
     220,000   Casino Reinvestment Devel. Authority of NJ(1)                                   5.250     01/01/2018         230,276
      40,000   Delaware River Port Authority PA/NJ(1)                                          5.750     01/01/2026          40,086
      25,000   Essex County, NJ Improvement Authority (Mt. Carmel Towers)(1)                   4.850     11/01/2032          24,291
      20,000   Essex County, NJ Improvement Authority (Sportsplex)(1)                          5.625     10/01/2023          20,009
     105,000   Essex County, NJ Improvement Authority (Sportsplex)(1)                          5.625     10/01/2027         105,039
     740,000   Gloucester County, NJ HDC (Colonial Park)(1)                                    6.200     09/15/2011         740,037
       5,000   Gloucester County, NJ Utilities Authority(1)                                    5.125     01/01/2013           5,017
   3,860,000   Hudson County, NJ Solid Waste Improvement Authority (Koppers Site)(1)           6.125     01/01/2029       3,283,818
   1,000,000   Hudson County, NJ Solid Waste Improvement Authority, Series 1(1)                6.000     01/01/2029         830,100
       5,000   Jackson, NJ Township Municipal Utilities Authority(1)                           5.500     12/01/2015           5,008
      25,000   Middlesex County, NJ Improvement Authority (Edison Township)(1)                 5.650     09/15/2011          25,101
     825,000   Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)(1)           5.000     01/01/2015         495,314
     500,000   Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)(1)           5.000     01/01/2020         249,210
   2,535,000   Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)(1)           5.000     01/01/2032       1,258,602
   1,100,000   Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)(1)           5.125     01/01/2037         545,930
      20,000   Middlesex County, NJ Improvement Authority (South Plainfield Urban
                  Renewal)(1)                                                                  5.500     09/01/2030          20,008
      50,000   Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)(1)            6.400     01/20/2034          51,051
   2,250,000   Newark, NJ Hsg. Authority (South Ward Police Facility)(1)                       6.750     12/01/2038       2,528,438
   2,045,000   NJ EDA (American Airlines)                                                      7.100     11/01/2031       1,535,611


                    1 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                                     COUPON      MATURITY        VALUE
------------                                                                                  ------     ----------   -------------
NEW JERSEY CONTINUED
$  3,060,000   NJ EDA (Applewood Estates)(1)                                                   5.000%    10/01/2035   $   2,455,834
      50,000   NJ EDA (Bristol Glen)(1)                                                        5.750     07/01/2029          42,827
   1,045,000   NJ EDA (Cadbury at Cherry Hill)(1)                                              5.500     07/01/2018         950,616
      25,000   NJ EDA (Cadbury at Cherry Hill)(1)                                              5.500     07/01/2028          19,535
      10,000   NJ EDA (Cigarette Tax)(1)                                                       5.625     06/15/2017          10,001
      25,000   NJ EDA (Consumers New Jersey Water Company)(1)                                  5.100     09/01/2032          23,277
     580,000   NJ EDA (Continental Airlines)(1)                                                5.500     04/01/2028         384,900
  17,590,000   NJ EDA (Continental Airlines)(1)                                                6.250     09/15/2019      15,925,458
   4,375,000   NJ EDA (Continental Airlines)(1)                                                6.250     09/15/2029       3,761,888
   7,240,000   NJ EDA (Continental Airlines)(1)                                                6.400     09/15/2023       6,485,013
   3,940,000   NJ EDA (Continental Airlines)(1)                                                6.625     09/15/2012       3,865,219
  11,430,000   NJ EDA (Continental Airlines)(1)                                                7.000     11/15/2030      10,680,878
   9,475,000   NJ EDA (Continental Airlines)(1)                                                9.000     06/01/2033       9,907,723
   5,000,000   NJ EDA (Converted Organics of Woodbridge)                                       8.000     08/01/2027       3,181,450
   3,100,000   NJ EDA (Cranes Mill)(1)                                                         5.100     06/01/2027       2,683,980
     160,000   NJ EDA (Dept. of Human Services)(1)                                             6.250     07/01/2024         164,486
     115,000   NJ EDA (Devereux Foundation)(1)                                                 5.450     05/01/2027         114,358
   2,660,000   NJ EDA (Elizabethtown Water Company)(1)                                         5.600     12/01/2025       2,660,266
   2,999,948   NJ EDA (Empowerment Zone-Cumberland)(2,3)                                       7.750     08/01/2021       1,597,352
   6,000,000   NJ EDA (GMT Realty)(1)                                                          6.875     01/01/2037       4,861,200
      25,000   NJ EDA (Greater New York Councils Boy Scouts of America)(1)                     5.450     09/01/2023          25,012
     100,000   NJ EDA (Hackensack Water Company)(1)                                            5.800     03/01/2024         100,082
     425,000   NJ EDA (Hackensack Water Company)(1)                                            5.900     03/01/2024         425,170
  18,650,000   NJ EDA (Hamilton Care)(1)                                                       6.650     11/01/2037      16,052,801
   2,500,000   NJ EDA (Kapkowski Road Landfill)(1)                                             6.500     04/01/2031       1,981,700
     130,000   NJ EDA (Keswick Pines)(1)                                                       5.600     01/01/2012         130,030
      75,000   NJ EDA (Keswick Pines)(1)                                                       5.750     01/01/2024          64,922
      40,000   NJ EDA (Kullman Associates)(1)                                                  6.125     06/01/2018          34,223
     130,000   NJ EDA (Kullman Associates)(1)                                                  6.750     07/01/2019         116,841
     160,000   NJ EDA (Leisure Park)(1)                                                        5.875     12/01/2027         134,294
     810,000   NJ EDA (Lions Gate)(1)                                                          5.750     01/01/2025         701,897
   1,345,000   NJ EDA (Lions Gate)(1)                                                          5.875     01/01/2037       1,057,520
      30,000   NJ EDA (Manchester Manor)(1)                                                    6.700     08/01/2022          30,040
   1,000,000   NJ EDA (Marcus L. Ward Home)(1)                                                 5.750     11/01/2024         992,070
   1,200,000   NJ EDA (Marcus L. Ward Home)(1)                                                 5.800     11/01/2031       1,175,196
   2,280,000   NJ EDA (Masonic Charity Foundation of New Jersey)(1)                            5.500     06/01/2031       2,224,756
      90,000   NJ EDA (Metromall Urban Renewal)(1)                                             6.500     04/01/2031          70,617
     525,000   NJ EDA (Middlesex Water Company)(1)                                             5.250     10/01/2023         519,362
   1,100,000   NJ EDA (Middlesex Water Company)(1)                                             5.250     02/01/2029       1,058,651
     770,000   NJ EDA (Middlesex Water Company)(1)                                             5.350     02/01/2038         721,051
       5,000   NJ EDA (New Jersey American Water Company)(1)                                   5.250     11/01/2032           4,750


                    2 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                                     COUPON      MATURITY        VALUE
------------                                                                                  ------     ----------   -------------
NEW JERSEY CONTINUED
$  2,800,000   NJ EDA (New Jersey American Water Company)(1)                                   5.250%    07/01/2038   $   2,615,368
     150,000   NJ EDA (New Jersey American Water Company)(1)                                   5.350     06/01/2023         150,080
     255,000   NJ EDA (New Jersey American Water Company)(1)                                   5.350     06/01/2023         255,135
   4,735,000   NJ EDA (New Jersey American Water Company)(1)                                   5.375     05/01/2032       4,576,141
   1,020,000   NJ EDA (New Jersey American Water Company)(1)                                   5.500     06/01/2023       1,020,122
   5,000,000   NJ EDA (New Jersey American Water Company)(1)                                   5.700     10/01/2039       4,917,250
  11,915,000   NJ EDA (New Jersey American Water Company)(1)                                   5.950     11/01/2029      11,937,162
   1,395,000   NJ EDA (New Jersey American Water Company)(1)                                   6.000     05/01/2036       1,395,181
   7,420,000   NJ EDA (New Jersey American Water Company)(1)                                   6.875     11/01/2034       7,426,381
     125,000   NJ EDA (New Jersey Natural Gas Company)(1)                                      5.000     12/01/2038         112,474
      30,000   NJ EDA (New Jersey Performing Arts Center)(4)                                   5.600     06/15/2014          30,101
      10,000   NJ EDA (New Jersey Transit Corp.)(4)                                            5.750     12/15/2017          10,035
      30,000   NJ EDA (New Jersey Transit Corp.)(4)                                            5.750     12/15/2017          30,106
     400,000   NJ EDA (Newark Downtown District Management Corp.)(1)                           5.125     06/15/2027         353,084
     700,000   NJ EDA (Newark Downtown District Management Corp.)(1)                           5.125     06/15/2037         581,826
   3,995,000   NJ EDA (Nui Corp.)(1)                                                           5.250     11/01/2033       3,264,874
   5,780,000   NJ EDA (Pingry School)(1)                                                       5.000     11/01/2038       4,526,896
     115,000   NJ EDA (Public Service Electric and Gas)(1)                                     6.400     05/01/2032         115,078
   1,165,000   NJ EDA (Reformed Church Ministries to the Aging The Particulare Synod
                  Mid-Atlantics)(1)                                                            5.375     12/01/2018       1,035,615
  18,080,000   NJ EDA (School Facilities Construction)(5)                                      5.125     03/01/2028      18,705,026
  36,180,000   NJ EDA (School Facilities Construction)(5)                                      5.125     03/01/2030      37,222,708
   3,715,000   NJ EDA (St. Francis Life Care Corp.)(1)                                         5.700     10/01/2017       3,668,785
   2,230,000   NJ EDA (St. Francis Life Care Corp.)(1)                                         5.750     10/01/2023       2,027,806
      10,000   NJ EDA (The Presbyterian Home at Montgomery)(1)                                 6.250     11/01/2020           9,219
     115,000   NJ EDA (The Presbyterian Home at Montgomery)(1)                                 6.375     11/01/2031          99,007
      20,000   NJ EDA (United Methodist Homes of New Jersey)(1)                                5.125     07/01/2018          18,596
       5,000   NJ EDA (United Methodist Homes of New Jersey)(1)                                7.100     07/01/2010           4,991
      25,000   NJ EDA (United Methodist Homes of New Jersey)(1)                                7.200     07/01/2010          25,016
   2,500,000   NJ EDA Retirement Community (Seabrook Village)(1)                               5.250     11/15/2026       2,072,750
   3,500,000   NJ EDA Retirement Community (Seabrook Village)(1)                               5.250     11/15/2036       2,665,040
     625,000   NJ Educational Facilities Authority (Fairleigh Dickinson University),
                   Series D(1)                                                                 5.250     07/01/2032         575,981
  17,000,000   NJ Educational Facilities Authority (Fairleigh Dickinson University),
                  Series D(1)                                                                  6.000     07/01/2025      17,193,120
       5,000   NJ Educational Facilities Authority (Jersey City State College)(1)              6.250     07/01/2010           5,021
       5,000   NJ Educational Facilities Authority (Stevens Institute of Technology)(1)        5.000     07/01/2018           5,370
     475,000   NJ Health Care Facilities Financing Authority (Avalon at Hillsborough)(1)       6.150     07/01/2020         434,934


                    3 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                                     COUPON      MATURITY        VALUE
------------                                                                                  ------     ----------   -------------
NEW JERSEY CONTINUED
$    750,000   NJ Health Care Facilities Financing Authority (Avalon at Hillsborough)(1)       6.375%    07/01/2025   $     666,578
     565,000   NJ Health Care Facilities Financing Authority (Avalon at Hillsborough)(1)       6.625     07/01/2035         475,431
   5,245,000   NJ Health Care Facilities Financing Authority (Bayonne Hospital)(1)             6.250     07/01/2012       5,232,097
  39,155,000   NJ Health Care Facilities Financing Authority (CHE/MM/MC Obligated Group)(1)    1.095(6)  11/15/2033      26,077,230
   1,000,000   NJ Health Care Facilities Financing Authority (Children's Specialized
                  Hospital)(1)                                                                 5.500     07/01/2036         949,060
      60,000   NJ Health Care Facilities Financing Authority (Chilton Memorial Hospital)(1)    5.000     07/01/2013          60,037
      50,000   NJ Health Care Facilities Financing Authority (CoMC/KMCC Obligated Group)(1)    5.500     07/01/2017          50,015
      35,000   NJ Health Care Facilities Financing Authority (CoMC/KMCC Obligated Group)(1)    5.500     07/01/2027          34,262
   7,000,000   NJ Health Care Facilities Financing Authority (Deborah Heart & Lung
                  Center)(1)                                                                   6.300     07/01/2023       7,002,170
     750,000   NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of
                  Atlantic City)(1)                                                            5.300     11/01/2026         614,588
   1,000,000   NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of
                  Atlantic City)(1)                                                            5.375     11/01/2036         754,360
   1,260,000   NJ Health Care Facilities Financing Authority (Holy Name Hospital)(1)           5.000     07/01/2036       1,114,609
   5,485,000   NJ Health Care Facilities Financing Authority (Jersey Shore University
                  Medical Center)(1)                                                           6.750     07/01/2019       5,491,911
      50,000   NJ Health Care Facilities Financing Authority (Palisades Medical Center)(1)     5.200     07/01/2019          43,870
     435,000   NJ Health Care Facilities Financing Authority (Palisades Medical Center)(1)     5.250     07/01/2028         333,684
   1,391,484   NJ Health Care Facilities Financing Authority (Pascack Valley Hospital
                  Assoc.)(2,4)                                                                 5.125     07/01/2018             139
   5,599,967   NJ Health Care Facilities Financing Authority (Pascack Valley Hospital
                  Assoc.)(2,4)                                                                 5.125     07/01/2028             560
     131,226   NJ Health Care Facilities Financing Authority (Pascack Valley Hospital
                  Assoc.)(2,4)                                                                 6.625     07/01/2036              13
   1,000,000   NJ Health Care Facilities Financing Authority (Raritan Bay Medical
                  Center)(1)                                                                   7.250     07/01/2014         982,470
   9,830,000   NJ Health Care Facilities Financing Authority (Raritan Bay Medical
                  Center)(1)                                                                   7.250     07/01/2027       8,897,133
      25,000   NJ Health Care Facilities Financing Authority (Society of the Valley
                  Hospital)(1)                                                                 5.375     07/01/2025          23,570
      10,000   NJ Health Care Facilities Financing Authority (Somerset Medical Center)(1)      5.500     07/01/2023           7,965
      70,000   NJ Health Care Facilities Financing Authority (Somerset Medical Center)(1)      5.500     07/01/2033          49,162


                    4 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                                     COUPON      MATURITY        VALUE
------------                                                                                  ------     ----------   -------------
NEW JERSEY CONTINUED
$ 37,955,000   NJ Health Care Facilities Financing Authority (St. Barnabas Corp./
                  St. Barnabas Medical Center Obligated Group)                                 6.250%(7) 07/01/2030   $   7,252,062
      45,000   NJ Health Care Facilities Financing Authority (St. Barnabas)(1)                 5.000     07/01/2024          38,484
  10,000,000   NJ Health Care Facilities Financing Authority (St. Joseph's Hospital &
                  Medical Center)(1)                                                           6.625     07/01/2038      10,153,400
     500,000   NJ Health Care Facilities Financing Authority (St. Peter's University
                  Hospital/Margaret McLaughlin McCarrick Care Center Obligated Group)(1)       6.875     07/01/2020         503,425
   1,050,000   NJ Health Care Facilities Financing Authority (St. Peter's University
                  Hospital/Margaret McLaughlin McCarrick Care Center Obligated Group)(1)       6.875     07/01/2030       1,053,707
      50,000   NJ Health Care Facilities Financing Authority (THGS/THGSF Obligated
                  Group)(1)                                                                    5.200     07/01/2031          43,015
   2,000,000   NJ Health Care Facilities Financing Authority (Trinitas Hospital)(1)            5.250     07/01/2030       1,705,620
   5,880,000   NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac
                  Corp. Obligated Group)(1)                                                    5.250     07/01/2030       5,014,523
   3,000,000   NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac
                  Corp. Obligated Group)(1)                                                    6.500     07/01/2023       2,600,460
      15,000   NJ HFA(1)                                                                       5.250     11/01/2015          15,023
      30,000   NJ Higher Education Student Assistance Authority (Student Loans)(1)             5.250     06/01/2018          30,314
      80,000   NJ Higher Education Student Assistance Authority (Student Loans)(1)             5.300     06/01/2017          80,438
     330,000   NJ Higher Education Student Assistance Authority (Student Loans)(1)             6.000     06/01/2015         337,204
  30,000,000   NJ Higher Education Student Assistance Authority (Student Loans)(5)             6.125     06/01/2030      31,433,703
      10,000   NJ Higher Education Student Assistance Authority (Student Loans)(1)             6.150     06/01/2019          10,181
      85,000   NJ Hsg. & Mtg. Finance Agency (Homebuyer)(1)                                    5.150     10/01/2018          85,711
   1,000,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                                  4.950     05/01/2041         981,680
   1,000,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                                  5.000     11/01/2036         951,260
     125,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                                  5.150     11/01/2030         125,089
      45,000   NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                                  5.400     11/01/2017          45,027
  10,000,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(5)                           4.550     10/01/2022       9,904,008
   5,000,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(5)                           4.625     10/01/2027       4,728,650
     370,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(1)                           4.800     10/01/2047         334,214
   4,500,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(5)                           5.000     10/01/2037       4,368,060
  20,000,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(5,8)                         5.200     10/01/2025      20,028,593
   4,965,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(5)                           5.375     04/01/2030       5,052,944
   2,225,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)                                      4.850     11/01/2039       1,979,115
   1,910,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)                                      4.950     11/01/2048       1,689,987
     130,000   NJ Hsg. & Mtg. Finance Agency, Series A(1)                                      5.550     05/01/2027         130,027


                    5 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                                     COUPON      MATURITY        VALUE
------------                                                                                  ------     ----------   -------------
NEW JERSEY CONTINUED
$     55,000   NJ Hsg. & Mtg. Finance Agency, Series T(1)                                      5.600%    04/01/2017   $      55,076
      75,000   NJ Hsg. & Mtg. Finance Agency, Series U(1)                                      5.550     10/01/2011          75,131
      85,000   NJ Hsg. & Mtg. Finance Agency, Series U(1)                                      5.850     04/01/2029          85,045
     100,000   NJ South Jersey Port Corp.(1)                                                   5.250     01/01/2030          95,213
  17,245,000   NJ Tobacco Settlement Financing Corp.(1)                                        4.500     06/01/2023      15,501,875
  48,000,000   NJ Tobacco Settlement Financing Corp.(1)                                        4.625     06/01/2026      39,239,520
  30,035,000   NJ Tobacco Settlement Financing Corp.(1)                                        4.750     06/01/2034      21,001,673
  11,585,000   NJ Tobacco Settlement Financing Corp.(1)                                        5.000     06/01/2029       8,900,060
 200,950,000   NJ Tobacco Settlement Financing Corp.                                           5.812(7)  06/01/2041      11,482,283
 417,450,000   NJ Tobacco Settlement Financing Corp.                                           6.292(7)  06/01/2041      27,743,727
   1,535,000   Port Authority  NY/NJ (JFK International Air Terminal)(1)                       5.750     12/01/2022       1,560,036
   5,535,000   Port Authority  NY/NJ (JFK International Air Terminal)(1)                       5.750     12/01/2025       5,541,421
   1,850,000   Port Authority  NY/NJ (KIAC)(1)                                                 6.750     10/01/2011       1,850,000
   3,605,000   Port Authority  NY/NJ (KIAC)(1)                                                 6.750     10/01/2019       3,027,659
   9,235,000   Port Authority  NY/NJ, 127th Series(5)                                          5.250     12/15/2032       9,370,396
  10,500,000   Port Authority  NY/NJ, 143rd Series(5)                                          5.000     10/01/2030      10,591,403
     245,000   Salem County, NJ IPCFA (Atlantic City Electric Company)(1)                      5.600     11/01/2025         245,064
      60,000   Salem County, NJ IPCFA (Atlantic City Electric Company)(1)                      5.600     11/01/2025          60,016
   1,440,000   Salem County, NJ IPCFA (Public Service Electric & Gas)(1)                       5.750     04/01/2031       1,408,709
      50,000   Union County, NJ Utilities Authority (County Deficiency)(1)                     5.000     06/15/2028          48,121
      50,000   Union County, NJ Utilities Authority (County Deficiency)(1)                     5.000     06/15/2028          50,245
      15,000   Union County, NJ Utilities Authority (Ogden Martin Systems of Union)(1)         5.000     06/01/2016          15,002
   1,770,000   Union County, NJ Utilities Authority (Ogden Martin Systems of Union)(1)         5.000     06/01/2023       1,677,889
     185,000   Union County, NJ Utilities Authority (Ogden Martin Systems of Union)(1)         5.350     06/01/2023         182,708
     185,000   Union County, NJ Utilities Authority (Ogden Martin Systems of Union)(1)         5.375     06/01/2018         185,204
     350,000   Union County, NJ Utilities Authority (Ogden Martin Systems of Union)(1)         5.375     06/01/2019         350,399
     120,000   Union County, NJ Utilities Authority (Ogden Martin Systems of Union)(1)         5.375     06/01/2020         120,037
                                                                                                                      -------------
                                                                                                                        582,158,908

U.S. POSSESSIONS--31.3%
   5,570,000   Guam GO(1)                                                                      5.125     11/15/2027       5,100,226
   1,455,000   Guam GO(1)                                                                      5.400     11/15/2018       1,418,436


                    6 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                                     COUPON      MATURITY        VALUE
------------                                                                                  ------     ----------   -------------
U.S. POSSESSIONS CONTINUED
$    400,000   Guam GO(1)                                                                      6.750%    11/15/2029   $     429,548
     600,000   Guam GO(1)                                                                      7.000     11/15/2039         650,874
   2,500,000   Guam Government Waterworks Authority & Wastewater System(1)                     5.875     07/01/2035       2,396,025
   3,900,000   Guam Government Waterworks Authority & Wastewater System(1)                     6.000     07/01/2025       3,918,174
      50,000   Guam Power Authority, Series A(1)                                               5.125     10/01/2029          46,042
     395,000   Northern Mariana Islands Commonwealth, Series A(1)                              5.000     06/01/2017         355,046
   4,625,000   Northern Mariana Islands Commonwealth, Series A(1)                              5.000     06/01/2030       3,409,273
     300,000   Northern Mariana Islands Commonwealth, Series A(1)                              6.750     10/01/2033         275,409
   1,200,000   Northern Mariana Islands Ports Authority, Series A(1)                           5.500     03/15/2031         810,588
   2,955,000   Northern Mariana Islands Ports Authority, Series A                              6.250     03/15/2028       2,108,511
   2,500,000   Puerto Rico Aqueduct & Sewer Authority(1)                                       0.000(9)  07/01/2024       2,362,425
  10,000,000   Puerto Rico Aqueduct & Sewer Authority(5)                                       5.125     07/01/2047       9,493,107
   5,200,000   Puerto Rico Children's Trust Fund (TASC)(1)                                     5.500     05/15/2039       4,436,692
   3,000,000   Puerto Rico Children's Trust Fund (TASC)(1)                                     5.625     05/15/2043       2,592,570
  26,000,000   Puerto Rico Children's Trust Fund (TASC)                                        7.031(7)  05/15/2055         478,140
     350,000   Puerto Rico Commonwealth GO(1)                                                  5.000     07/01/2025         336,371
      50,000   Puerto Rico Commonwealth GO(1)                                                  5.000     07/01/2026          47,869
     950,000   Puerto Rico Commonwealth GO(1)                                                  5.250     07/01/2032         907,526
   6,200,000   Puerto Rico Electric Power Authority, Series UU(1)                              0.874(6)  07/01/2025       4,750,750
  20,500,000   Puerto Rico Electric Power Authority, Series UU(1)                              0.890(6)  07/01/2031      14,498,625
   1,000,000   Puerto Rico Highway & Transportation Authority(1)                               5.500     07/01/2023       1,015,300
     380,000   Puerto Rico Highway & Transportation Authority, Series G(1)                     5.000     07/01/2042         345,431
  16,000,000   Puerto Rico Highway & Transportation Authority, Series L(1)                     5.250     07/01/2038      15,182,080
  41,000,000   Puerto Rico Highway & Transportation Authority, Series N(1)                     0.724(6)  07/01/2045      19,823,500
     350,000   Puerto Rico Highway & Transportation Authority, Series N(1)                     5.250     07/01/2039         331,863
   1,000,000   Puerto Rico Infrastructure(1)                                                   5.000     07/01/2027         932,090
   5,000,000   Puerto Rico Infrastructure(1)                                                   5.000     07/01/2037       4,547,500
   5,000,000   Puerto Rico Infrastructure(1)                                                   5.000     07/01/2037       4,547,500
   9,750,000   Puerto Rico Infrastructure(1)                                                   5.000     07/01/2041       8,819,655
  10,100,000   Puerto Rico Infrastructure(1)                                                   5.000     07/01/2046       9,082,122
   5,000,000   Puerto Rico Infrastructure                                                      7.000(7)  07/01/2032       1,029,100
   2,000,000   Puerto Rico Infrastructure                                                      7.000(7)  07/01/2033         376,960
     975,000   Puerto Rico Infrastructure                                                      7.000(7)  07/01/2035         154,850
   3,000,000   Puerto Rico Infrastructure                                                      7.050(7)  07/01/2042         285,120
     930,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                               5.000     03/01/2036         723,233
     100,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                               5.375     02/01/2019          93,911
     555,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                               5.375     02/01/2029         477,650


                    7 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                                     COUPON      MATURITY        VALUE
------------                                                                                  ------     ----------   -------------
U.S. POSSESSIONS CONTINUED
$  1,710,000   Puerto Rico ITEMECF (Cogeneration Facilities)(1)                                6.625%    06/01/2026   $   1,727,904
     205,000   Puerto Rico ITEMECF (Dr. Pila Hospital)(1)                                      6.250     08/01/2032         205,098
   1,000,000   Puerto Rico ITEMECF (Polytechnic University)(1)                                 5.000     08/01/2032         768,290
     265,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated Group)(1)         6.250     07/01/2024         265,180
     500,000   Puerto Rico Municipal Finance Agency, Series A(1)                               5.250     08/01/2024         494,400
   3,250,000   Puerto Rico Municipal Finance Agency, Series A(1)                               5.250     08/01/2025       3,208,595
  18,350,000   Puerto Rico Port Authority (American Airlines), Series A                        6.300     06/01/2023      13,918,646
      80,000   Puerto Rico Port Authority, Series D(1)                                         6.000     07/01/2021          80,046
     265,000   Puerto Rico Public Buildings Authority(1)                                       5.125     07/01/2024         258,184
   4,535,000   Puerto Rico Public Buildings Authority(1)                                       5.250     07/01/2029       4,394,098
     305,000   Puerto Rico Public Buildings Authority(1)                                       5.250     07/01/2033         287,261
   1,000,000   Puerto Rico Public Buildings Authority(1)                                       5.625     07/01/2039         972,510
     200,000   Puerto Rico Public Buildings Authority(1)                                       7.000     07/01/2025         212,584
   1,530,000   Puerto Rico Public Buildings Authority, Series D(1)                             5.250     07/01/2036       1,424,201
  10,500,000   Puerto Rico Sales Tax Financing Corp., Series A(5)                              5.250     08/01/2057      10,672,935
   3,500,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                              6.500     08/01/2044       3,796,310
  14,000,000   Puerto Rico Sales Tax Financing Corp., Series C(5)                              5.750     08/01/2057      14,812,630
   2,950,000   University of Puerto Rico, Series Q(1)                                          5.000     06/01/2030       2,635,796
     150,000   University of V.I., Series A(1)                                                 5.250     12/01/2023         148,961
     710,000   University of V.I., Series A(1)                                                 5.375     06/01/2034         676,041
   1,000,000   University of V.I., Series A(1)                                                 6.000     12/01/2024         908,530
      40,000   University of V.I., Series A(1)                                                 6.250     12/01/2029          36,190
      40,000   V.I. HFA, Series A(1)                                                           6.500     03/01/2025          40,032
   5,000,000   V.I. Public Finance Authority (Hovensa Coker)(1)                                6.500     07/01/2021       5,124,150
     400,000   V.I. Public Finance Authority, Series A(1)                                      5.000     10/01/2039         382,076
   1,515,000   V.I. Public Finance Authority, Series A(1)                                      6.375     10/01/2019       1,549,572
   1,100,000   V.I. Tobacco Settlement Financing Corp.                                         6.500(7)  05/15/2035         108,702
   2,050,000   V.I. Tobacco Settlement Financing Corp.                                         6.875(7)  05/15/2035         183,742
   3,100,000   V.I. Tobacco Settlement Financing Corp.                                         7.625(7)  05/15/2035         261,454
     175,000   V.I. Water & Power Authority(1)                                                 5.300     07/01/2021         164,530
                                                                                                                      -------------
                                                                                                                        198,308,740
                                                                                                                      -------------
Total Municipal Bonds and Notes (Cost $884,347,693)                                                                     780,467,648

    UNITS                                                                                 STRIKE PRICE   EXPIRATION
------------                                                                              ------------   ----------
RIGHTS, WARRANTS, AND CERTIFICATES--0.0%
    652,688    Converted Organics, Inc. Wts. (3) (Cost $0)                                   $11.000     02/13/2012          97,251
TOTAL INVESTMENTS, AT VALUE (COST $884,347,693)-123.3%                                                                  780,564,899
LIABILITIES IN EXCESS OF OTHER ASSETS-(23.3)                                                                           (147,465,571)
                                                                                                                      -------------
NET ASSETS-100.0%                                                                                                     $ 633,099,328
                                                                                                                      =============


                    8 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Issue is in default. See accompanying Notes.

(3.) Non-income producing security.

(4.) Illiquid security. The aggregate value of illiquid securities as of October
     31, 2009 was $70,954, which represents 0.01% of the Fund's net assets. See accompanying Notes.

(5.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Zero coupon bond reflects effective yield on the date of purchase.

(8.) When-issued security or delayed delivery to be delivered and settled after October 31, 2009. See accompanying Notes.

(9.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

                                                                           LEVEL 3--
                                       LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                       UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                                     QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                                     -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New Jersey                           $    --         $582,158,908          $--       $582,158,908
   U.S. Possessions                          --          198,308,740           --        198,308,740
Rights, Warrants, and Certificates       97,251                   --           --             97,251
                                        -------         ------------          ---       ------------
Total Assets                            $97,251         $780,467,648          $--       $780,564,899
                                        -------         ------------          ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

CHE       Catholic Health East
CoMC      Community Medical Center
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
GO        General Obligation
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IPCFA     Industrial Pollution Control Financing Authority


                    9 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK       John Fitzgerald Kennedy
KMCC      Kensington Manor Care Center
MC        Mccauley Center
MM        Mercy Medical
NY/NJ     New York/New Jersey
PA/NJ     Pennsylvania/New Jersey
PCFA      Pollution Control Finance Authority
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SEAM      Sociedad Espanola de Auxilio Mutuo
TASC      Tobacco Settlement Asset-Backed Bonds
THGS      The House of the Good Shepard
THGSF     The House of the Good Shepard Foundation
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair


                   10 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                          WHEN-ISSUED OR DELAYED
                       DELIVERY BASIS TRANSACTIONS
                       ---------------------------
Purchased securities           $20,000,000
Sold securities                 13,335,000

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $126,030,000 as of October 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the


                   11 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2009, municipal bond holdings with a value of $186,384,163 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $126,030,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                    COUPON
  AMOUNT     INVERSE FLOATER(1)                                              RATE (2)   MATURITY DATE      VALUE
----------   -------------------------------------------------------------   --------   -------------   -----------
$4,520,000   NJ EDA ROLs(3)                                                   12.552%        3/1/28     $ 5,145,026
 9,045,000   NJ EDA ROLs(3)                                                   12.552         3/1/30      10,087,708
 7,950,000   NJ Higher Education Assistance Authority (Student Loans) ROLs    20.983         6/1/30       9,383,703
 2,500,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS        6.958        10/1/27       2,228,650
 2,485,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS        8.250         4/1/30       2,572,944
 2,250,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS        7.608        10/1/37       2,118,060
 6,665,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) RITES(3)       0.000(4)     10/1/25       6,693,593
 2,840,000   NJ Hsg. & Mtg. Finance Agency ROLs(3)                            15.567        10/1/22       2,744,008
 2,305,000   Port Authority NY/NJ, 238th Series ROLs                          18.891       12/15/32       2,440,396
 5,250,000   Port Authority NY/NJ, 3205th Series                               7.658        10/1/30       5,341,403
 4,995,000   Puerto Rico Aqueduct & Sewer Authority ROLs                       7.915         7/1/47       4,488,107
 2,625,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                    15.270         8/1/57       2,797,935
 3,500,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                    20.849         8/1/57       4,312,630
                                                                                                        -----------
                                                                                                        $60,354,163
                                                                                                        ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 9-10 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

(4.) The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $79,565,000.


                   12 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of October 31, 2009 is as follows:

Cost                                $5,442,423
Market Value                        $1,598,064
Market Value as a % of Net Assets         0.25%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 891,301,494
                                 =============
Gross unrealized appreciation    $  22,714,436
Gross unrealized depreciation     (133,451,031)
                                 -------------
Net unrealized depreciation      $(110,736,595)
                                 =============


                   13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

    Principal
     Amount                                                     Coupon     Maturity       Value
----------------                                                -------   ----------   ------------
MUNICIPAL BONDS AND NOTES -- 121.6%
PENNSYLVANIA -- 87.1%
$      1,200,000     Allegheny County, PA Airport
                     Authority (Pittsburgh
                     International Airport)(1)                    6.000%  01/01/2014   $  1,215,240
          10,000     Allegheny County, PA COP(1)                  5.000   12/01/2028          9,987
      24,750,000     Allegheny County, PA GO(1)                   0.874(2)11/01/2026     20,462,063
         130,000     Allegheny County, PA HDA
                     (Catholic Health East)(1)                    5.375   11/15/2022        132,126
          75,000     Allegheny County, PA HDA
                     (Catholic Health East)(1)                    5.500   11/15/2032         75,185
          80,000     Allegheny County, PA HDA
                     (Jefferson Regional Medical
                     Center)(1)                                   5.125   05/01/2025         72,176
          25,000     Allegheny County, PA HDA
                     (Jefferson Regional Medical
                     Center)(1)                                   5.125   05/01/2029         21,983
       3,150,000     Allegheny County, PA HDA (Ohio
                     Valley General Hospital)(1)                  5.125   04/01/2035      2,631,605
       3,600,000     Allegheny County, PA HDA (Ohio
                     Valley General Hospital)(1)                  5.450   01/01/2028      3,326,220
          55,000     Allegheny County, PA HDA
                     (Pittsburgh Mercy Health
                     System)(1)                                   5.625   08/15/2026         56,899
          25,000     Allegheny County, PA HDA (The
                     Covenant at South Hills)(3,4)                7.700   02/01/2009          2,661
          25,000     Allegheny County, PA HDA (The
                     Covenant at South Hills)(3,4)                7.800   02/01/2009          2,661
       1,535,000     Allegheny County, PA HDA (The
                     Covenant at South Hills)(3,4)                8.625   02/01/2021        163,401
         305,000     Allegheny County, PA HDA (The
                     Covenant at South Hills)(3,4)                8.750   02/01/2031         32,467
      21,095,000     Allegheny County, PA HDA (UPMC
                     Health System)(1)                            1.144(2)02/01/2037     14,318,231
           5,000     Allegheny County, PA HDA (UPMC
                     Health System)(5)                            5.000   11/01/2016          5,029
          10,000     Allegheny County, PA HDA (UPMC
                     Health System)(1)                            5.000   12/15/2018          9,951
          20,000     Allegheny County, PA HDA (UPMC
                     Health System)(1)                            5.000   11/01/2023         20,066
       5,000,000     Allegheny County, PA HDA (UPMC
                     Health System)(1)                            5.375   08/15/2029      5,039,350
       3,000,000     Allegheny County, PA HDA (UPMC
                     Health System)(1)                            5.500   08/15/2034      3,061,200
      10,265,000     Allegheny County, PA HDA
                     (WPAHS/AG/Forbes Health
                     System/WPH/WPAON Obligated
                     Group)(1)                                    5.000   11/15/2028      8,177,920
          50,000     Allegheny County, PA HEBA
                     (Chatham College)(1)                         5.250   11/15/2019         50,020
       8,000,000     Allegheny County, PA HEBA
                     (Chatham College)(1)                         5.750   11/15/2035      8,024,000
         910,000     Allegheny County, PA HEBA
                     (Chatham College)(1)                         5.850   03/01/2022        926,380
       1,000,000     Allegheny County, PA HEBA
                     (Chatham College)(1)                         5.950   03/01/2032      1,009,650
       2,500,000     Allegheny County, PA HEBA
                     (Robert Morris University)(1)                5.900   10/15/2028      2,309,650
          15,000     Allegheny County, PA HEBA
                     (Robert Morris University)(1)                6.000   05/01/2028         14,031
       2,000,000     Allegheny County, PA HEBA
                     (Robert Morris University)(1)                6.000   10/15/2038      1,872,680
         115,000     Allegheny County, PA HEBA (Thiel
                     College)(1)                                  5.375   11/15/2019        101,677
         110,000     Allegheny County, PA HEBA (Thiel
                     College)(1)                                  5.375   11/15/2029         86,814

                  1 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

    Principal
     Amount                                                      Coupon    Maturity       Value
----------------                                                -------   ----------   ------------
PENNSYLVANIA CONTINUED
$      3,245,000     Allegheny County, PA HEBA
                     (Waynesburg College)(1)                      4.800%  05/01/2036   $  2,876,433
          10,000     Allegheny County, PA IDA (ARC
                     Allegheny Foundation)(1)                     5.000   12/01/2028          9,302
       1,000,000     Allegheny County, PA IDA
                     (RR/RRSW/RRDC Obligated Group)(1)            5.000   09/01/2021        947,680
       1,225,000     Allegheny County, PA IDA
                     (RR/RRSW/RRDC Obligated Group)(1)            5.100   09/01/2026      1,119,981
       1,360,000     Allegheny County, PA IDA
                     (RR/RRSW/RRDC Obligated Group)(1)            5.125   09/01/2031      1,201,043
         100,000     Allegheny County, PA IDA (USX
                     Corp.)(1)                                    5.500   12/01/2029         99,334
         400,000     Allegheny County, PA IDA (USX
                     Corp.)(1)                                    5.600   09/01/2030        400,000
          25,000     Allegheny County, PA IDA (USX
                     Corp.)(1)                                    6.000   01/15/2014         25,016
         270,000     Allegheny County, PA IDA (USX
                     Corp.)(1)                                    6.100   01/15/2018        270,089
          20,000     Allegheny County, PA IDA (USX
                     Corp.)(1)                                    6.100   07/15/2020         20,007
       2,015,000     Allegheny County, PA Redevel.
                     Authority (Pittsburgh Mills)(1)              5.100   07/01/2014      1,924,103
      23,750,000     Allegheny County, PA Redevel.
                     Authority (Pittsburgh Mills)(1)              5.600   07/01/2023     19,523,450
         255,000     Allegheny County, PA Redevel.
                     Authority (Robinson Mall)(1)                 6.875   11/01/2017        256,747
          80,000     Allegheny County, PA Redevel.
                     Authority (Robinson Mall)(1)                 7.000   11/01/2017         81,070
       1,770,000     Allegheny County, PA Residential
                     Finance Authority (Broadview
                     Manor Apartments)(1)                         5.950   01/20/2043      1,759,646
       1,360,000     Allegheny County, PA Residential
                     Finance Authority (Independence
                     House Apartments)(1)                         6.100   01/20/2043      1,371,166
       1,770,000     Allegheny County, PA Residential
                     Finance Authority (Versailles
                     Apartments)(1)                               6.160   01/20/2043      1,792,550
           5,000     Armstrong County, PA IDA
                     (Kittanning Care Center)(1)                  5.375   08/20/2012          5,111
           5,000     Beaver County, PA Hospital
                     Authority (Valley Health
                     System)(1)                                   5.000   05/15/2028          5,001
      13,000,000     Berks County, PA Municipal
                     Authority (Reading Hospital &
                     Medical Center)(6)                           5.500   11/01/2031     13,535,990
          40,000     Blair County, PA IDA (The
                     Village at Penn State Retirement
                     Community)(1)                                6.400   01/01/2012         40,772
       4,140,000     Blair County, PA IDA (The
                     Village at Penn State Retirement
                     Community)(1)                                6.900   01/01/2022      3,967,569
       7,135,000     Blair County, PA IDA (The
                     Village at Penn State Retirement
                     Community)(1)                                7.000   01/01/2034      6,424,853
          50,000     Blair County, PA IDA (The
                     Village at Penn State Retirement
                     Community) (3,4)                            10.000   01/01/2012          2,835
       1,180,000     Bonneauville Borough, PA
                     Municipal Authority (1)                      5.250   06/01/2037      1,062,779
       2,000,000     Bonneauville Borough, PA
                     Municipal Authority (1)                      5.300   06/01/2043      1,790,160
       5,500,000     Bradford County, PA IDA
                     (International Paper Company)(1)             5.200   12/01/2019      5,310,580

                  2 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

    Principal
     Amount                                                      Coupon    Maturity       Value
----------------                                                -------   ----------   ------------
PENNSYLVANIA CONTINUED
$      1,000,000     Bucks County, PA IDA (Chandler
                     Hall Health Care Facility)(1)                6.200%  05/01/2019   $    943,820
          10,000     Bucks County, PA IDA (Chandler
                     Hall Health Care Facility)(1)                6.300   05/01/2029          8,638
       1,000,000     Bucks County, PA IDA (Lutheran
                     Community Telford Center)(1)                 5.750   01/01/2027        847,390
       8,255,000     Bucks County, PA IDA
                     (Pennsylvania Suburban Water
                     Company)(1)                                  5.550   09/01/2032      8,233,124
          80,000     Bucks County, PA IDA (USX
                     Corp.)(1)                                    5.600   03/01/2033         80,000
       2,000,000     Butler County, PA Hospital
                     Authority (Butler Health
                     System)(1)                                   7.250   07/01/2039      2,193,480
           5,000     Butler County, PA Hospital
                     Authority (Butler Memorial
                     Hospital)(1)                                 5.250   07/01/2012          5,013
         145,000     Butler County, PA Hospital
                     Authority (Butler Memorial
                     Hospital)(1)                                 5.250   07/01/2016        145,376
          75,000     Butler County, PA Hospital
                     Authority (Butler Memorial
                     Hospital)(1)                                 5.250   07/01/2016         75,194
         480,000     Butler County, PA IDA (Greenview
                     Gardens Apartments)(1)                       6.000   07/01/2023        444,106
         880,000     Butler County, PA IDA (Greenview
                     Gardens Apartments)(1)                       6.250   07/01/2033        786,456
         100,000     Cambridge, PA Area Joint
                     Authority(1)                                 5.250   12/01/2021         99,993
       2,865,000     Cambridge, PA Area Joint
                     Authority(1)                                 6.000   12/01/2037      2,499,025
          25,000     Carbondale, PA Hsg. Corp.(1)                 8.125   05/01/2019         25,017
       3,995,000     Centre County, PA Hospital
                     Authority (Mt. Nittany Medical
                     Center)(1)                                   6.250   11/15/2044      4,153,721
         900,000     Chartiers Valley, PA Industrial
                     and Commercial Devel. Authority
                     (Asbury Health Center)(1)                    5.750   12/01/2022        786,015
       1,505,000     Chester County, PA H&EFA
                     (Chester County Hospital)(1)                 6.750   07/01/2021      1,516,829
       8,750,000     Chester County, PA H&EFA
                     (Chester County Hospital)(1)                 6.750   07/01/2031      8,592,763
         245,000     Chester County, PA H&EFA
                     (Devereaux Foundation)(1)                    5.500   05/01/2027        245,453
          25,000     Chester County, PA H&EFA
                     (Immaculata College)(1)                      5.300   10/15/2011         25,000
          30,000     Chester County, PA H&EFA
                     (Immaculata College)(1)                      5.400   10/15/2012         29,999
          65,000     Chester County, PA H&EFA
                     (Immaculata College)(1)                      5.600   10/15/2018         60,116
          25,000     Chester County, PA H&EFA
                     (Immaculata College)(1)                      5.625   10/15/2027         20,802
          45,000     Chester County, PA H&EFA
                     (Jefferson Health System)(1)                 5.250   05/15/2022         45,180
      23,915,000     Chester County, PA IDA (Aqua
                     Pennsylvania)(6)                             5.000   02/01/2041     22,752,713
       1,100,000     Chester County, PA IDA
                     (Collegium Charter School)(1)                5.000   04/15/2022        753,357
       7,595,000     Chester County, PA IDA
                     (Collegium Charter School)(1)                5.500   04/15/2031      4,847,889

                  3 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

    Principal
     Amount                                                     Coupon     Maturity       Value
----------------                                                -------   ----------   ------------
PENNSYLVANIA CONTINUED
$         15,000     Clarion County, PA Hospital
                     Authority (Clarion Hospital)(1)              5.750%  07/01/2017   $     15,018
         800,000     Crawford County, PA Hospital
                     Authority (Wesbury United
                     Methodist Community)(1)                      6.125   08/15/2019        777,408
       1,000,000     Cumberland County, PA Municipal
                     Authority (Diakon Lutheran
                     Ministries)(1)                               5.000   01/01/2027        917,750
      12,000,000     Cumberland County, PA Municipal
                     Authority (Diakon Lutheran
                     Ministries)(1)                               5.000   01/01/2036     10,481,760
       1,000,000     Cumberland County, PA Municipal
                     Authority (Presbyterian Homes)(1)            5.000   12/01/2020        968,530
       1,950,000     Cumberland County, PA Municipal
                     Authority (Presbyterian Homes)(1)            5.000   12/01/2021      1,871,298
       2,000,000     Dauphin County, PA General
                     Authority Health System
                     (PHS/PHH/PMC Obligated Group)(1)             6.000   06/01/2036      2,094,860
       6,605,000     Delaware County, PA Authority
                     (Cabrini College)(1)                         5.500   07/01/2024      6,584,723
          60,000     Delaware County, PA Authority
                     (CCMC)(1)                                    5.300   12/01/2027         51,154
          15,000     Delaware County, PA Authority
                     (CCMC/CKHS/DCMH Obligated
                     Group)(1)                                    5.375   12/01/2018         14,159
          25,000     Delaware County, PA Authority
                     (CCMC/CKHS/DCMH Obligated
                     Group)(1)                                    6.250   12/15/2022         28,272
          25,000     Delaware County, PA Authority
                     (CCMC/CKHS/DCMH Obligated
                     Group)(1)                                    6.250   12/15/2031         28,272
       2,500,000     Delaware County, PA Authority
                     (CCMC/CKHS/DCMH Obligated
                     Group)(1)                                    5.000   12/15/2026      2,077,375
         120,000     Delaware County, PA Authority
                     (MAS/MCMCSPA/MHH/MHP/MHSSPA
                     Obligated Group)(1)                          5.375   11/15/2023        127,331
       1,160,000     Delaware County, PA Authority
                     (Neumann College)(1)                         6.000   10/01/2025      1,226,352
         280,000     Delaware County, PA Authority
                     (Neumann College)(1)                         6.000   10/01/2030        290,550
       2,530,000     Delaware County, PA Authority
                     (Neumann College)(1)                         6.000   10/01/2031      2,545,762
       1,000,000     Delaware County, PA Authority
                     (Neumann College)(1)                         6.125   10/01/2034      1,041,400
       3,000,000     Delaware County, PA Authority
                     (Neumann College)(1)                         6.250   10/01/2038      3,171,600
      11,055,000     Delaware County, PA IDA (Aqua
                     Pennsylvania)(6)                             5.000   11/01/2037     10,589,064
      18,705,000     Delaware County, PA IDA (Aqua
                     Pennsylvania)(6)                             5.000   11/01/2038     17,878,262
       4,530,000     Delaware County, PA IDA (Naamans
                     Creek)(1)                                    7.000   12/01/2036      3,892,674
       3,370,000     Delaware County, PA IDA
                     (Pennsylvania Suburban Water
                     Company)(1)                                  5.150   09/01/2032      3,312,002
          45,000     Delaware County, PA IDA
                     (Philadelphia Suburban Water
                     Company)(1)                                  5.350   10/01/2031         45,118
          45,000     Delaware County, PA IDA
                     (Philadelphia Suburban Water
                     Company)(1)                                  6.000   06/01/2029         45,200

                  4 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

    Principal
     Amount                                                     Coupon     Maturity       Value
----------------                                                -------   ----------   ------------
PENNSYLVANIA CONTINUED
$         50,000     Delaware River Port Authority
                     PA/NJ (1)                                    5.000%  01/01/2026   $     49,887
          25,000     Derry Township, PA Municipal
                     Authority (1)                                5.100   12/01/2020         25,016
          15,000     East Hempfield Township, PA IDA
                     (Homestead Village)(1)                       6.375   11/01/2023         13,394
         140,000     Erie County, PA IDA
                     (International Paper Company)(1)             5.000   11/01/2018        134,218
          10,000     Erie County, PA IDA
                     (International Paper Company)(1)             5.850   12/01/2020         10,000
       3,000,000     Erie, PA Higher Education
                     Building Authority (Mercyhurst
                     College)(1)                                  5.500   03/15/2038      2,899,530
       2,240,000     Erie-Western PA Port Authority(1)            5.125   06/15/2016      2,311,680
       5,585,000     Fayette County, PA Redevel.
                     Authority (Fayette Crossing)(1)              7.000   09/01/2019      5,399,857
          45,000     Franklin County, PA IDA (The
                     Chambersburg Hospital)(1)                    5.000   07/01/2022         42,066
          10,000     Gettysburg, PA Municipal
                     Authority (Gettysburg College)(1)            5.000   08/15/2023         10,001
         575,000     Harveys Lake, PA General
                     Municipal Authority
                     (Misericordia University)(1)                 6.000   05/01/2019        558,808
       7,130,000     Horsham, PA Industrial and
                     Commercial Devel. Authority
                     (Pennsylvania LTC)(1)                        6.000   12/01/2037      5,652,165
          90,000     Indiana County, PA IDA Pollution
                     Control (Metropolitan Edison
                     Company)(1)                                  5.950   05/01/2027         89,992
         115,000     Indiana County, PA IDA Pollution
                     Control (PSEG Power LLC)(1)                  5.850   06/01/2027        114,244
       1,530,000     Jefferson County, PA GO(1)                   5.625   06/01/2028      1,537,543
       5,075,000     Jefferson County, PA GO(1)                   5.875   06/01/2035      5,018,414
          25,000     Lancaster County, PA Hospital
                     Authority (Landis Homes
                     Retirement Community)(1)                     5.700   09/01/2018         22,824
          20,000     Lancaster County, PA Hospital
                     Authority (Landis Homes
                     Retirement Community)(1)                     5.750   09/01/2023         16,796
          25,000     Lancaster County, PA Hospital
                     Authority (St. Anne's Home for
                     the Aged)(1)                                 6.500   04/01/2015         25,023
          25,000     Lancaster County, PA Solid Waste
                     Management Authority(1)                      5.000   12/15/2014         25,060
          10,000     Latrobe, PA IDA (St. Vincent
                     College)(1)                                  5.375   05/01/2013         10,556
          10,000     Latrobe, PA IDA (St. Vincent
                     College)(1)                                  5.375   05/01/2018         10,037
          35,000     Latrobe, PA IDA (St. Vincent
                     College)(1)                                  5.700   05/01/2031         33,578
      13,850,000     Lawrence County, PA IDA
                     (Shenango Presbyterian Center)(1)            5.625   11/15/2037     10,559,379
       1,020,000     Lehigh County, PA GPA (Bible
                     Fellowship Church Home)(1)                   6.000   12/15/2023        937,890
       1,060,000     Lehigh County, PA GPA (Bible
                     Fellowship Church Home)(1)                   7.625   11/01/2021      1,080,013
         750,000     Lehigh County, PA GPA (Bible
                     Fellowship Church Home)(1)                   7.750   11/01/2033        751,268

                  5 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

  Principal
   Amount                                                  Coupon    Maturity       Value
------------                                               ------   ----------   -----------
PENNSYLVANIA CONTINUED
$    410,000   Lehigh County, PA GPA (Desales
               University)(1)                              5.125%   12/15/2023   $   407,737
   1,265,000   Lehigh County, PA GPA (Kidspeace
               Obligated Group)                            5.800    11/01/2012     1,159,588
   2,000,000   Lehigh County, PA GPA (Kidspeace
               Obligated Group)                            6.000    11/01/2018     1,504,040
   8,190,000   Lehigh County, PA GPA (Kidspeace
               Obligated Group)                            6.000    11/01/2018     6,159,044
   3,600,000   Lehigh County, PA GPA (Kidspeace
               Obligated Group)                            6.000    11/01/2023     2,387,988
   1,100,000   Lehigh County, PA GPA (Kidspeace
               Obligated Group)                            6.000    11/01/2023       729,663
     115,000   Lehigh County, PA GPA (Lehigh
               Valley Hospital)(1)                         5.625    07/01/2015       115,133
   1,910,000   Lehigh Northampton, PA Airport
               Authority(1)                                6.000    05/15/2030     1,892,142
      10,000   Luzerne County, PA Flood
               Protection Authority(1)                     5.000    01/15/2023        10,001
   5,000,000   Luzerne County, PA IDA(7)                   7.750    12/15/2027     4,890,050
  22,500,000   Luzerne County, PA IDA
               (Pennsylvania-American Water)(6)            5.100    09/01/2034    21,543,000
      10,000   Luzerne County, PA IDA
               (Pennsylvania-American Water)(1)            5.100    09/01/2034         9,575
   2,730,000   McKean County, PA Hospital
               Authority (Bradford Hospital)(1)            5.000    10/01/2020     2,315,395
   2,900,000   McKean County, PA Hospital
               Authority (Bradford Hospital)(1)            5.250    10/01/2030     2,195,155
     595,000   Millcreek, PA Richland Joint
               Authority(1)                                5.250    08/01/2022       594,946
     855,000   Millcreek, PA Richland Joint
               Authority(1)                                5.375    08/01/2027       837,216
   1,000,000   Millcreek, PA Richland Joint
               Authority(1)                                5.500    08/01/2037       961,420
   2,445,000   Millcreek, PA Richland Joint
               Authority(1)                                5.500    08/01/2037     2,350,672
      75,000   Monroe County, PA Hospital
               Authority (Pocono Medical
               Center)(1)                                  5.625    01/01/2032        72,371
      10,000   Montgomery County, PA HEHA
               (Abington Memorial Hospital)                5.000    06/01/2028         9,613
      20,000   Montgomery County, PA HEHA
               (Abington Memorial Hospital)(1)             5.125    06/01/2027        19,759
      20,000   Montgomery County, PA HEHA
               (Abington Memorial Hospital)(1)             5.125    06/01/2032        19,110
     110,000   Montgomery County, PA HEHA (Holy
               Redeemer Health System)(1)                  5.250    10/01/2023       101,308
      50,000   Montgomery County, PA HEHA (Holy
               Redeemer Health System)(1)                  5.250    10/01/2027        43,919
      80,000   Montgomery County, PA HEHA (Holy
               Redeemer Physician & Ambulatory
               Services)(1)                                5.250    10/01/2023        77,014
     880,000   Montgomery County, PA IDA (ACTS
               Retirement Life Community)(1)               5.250    11/15/2028       826,549
     270,000   Montgomery County, PA IDA
               (Pennsylvania-American Water
               Company)(1)                                 5.050    06/01/2029       253,986
   3,840,000   Montgomery County, PA IDA
               (Wordsworth Academy)(1)                     8.000    09/01/2024     3,840,614

                   6 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

  Principal
   Amount                                                  Coupon    Maturity       Value
------------                                               ------   ----------   ------------
PENNSYLVANIA CONTINUED
$  1,000,000    Mount Lebanon, PA Hospital
                Authority (St. Claire Memorial
                Hospital)(1)                               5.625%   07/01/2032   $  1,001,510
     200,000    New Morgan, PA IDA (Browning-
                Ferris Industries)(1)                      6.500    04/01/2019        200,010
   2,085,000    New Wilmington, PA Municipal
                Authority (Westminster College)(1)         5.000    05/01/2027      1,982,272
      85,000    Northampton County, PA IDA
                (Moravian Hall Square)(1)                  5.350    07/01/2010         85,170
      25,000    Northampton County, PA IDA
                (Moravian Hall Square)(1)                  5.550    07/01/2014         25,034
      40,000    Northampton County, PA IDA
                (Moravian Hall Square)(1)                  5.700    07/01/2020         40,016
     830,000    Northumberland County, PA IDA
                (Aqua Pennsylvania)(1)                     5.050    10/01/2039        751,059
   1,205,000    Northumberland County, PA IDA
                (NHS Youth Services)(1)                    5.500    02/15/2033        882,867
   1,770,000    Northumberland County, PA IDA
                (NHS Youth Services)(1)                    7.500    02/15/2029      1,736,158
   3,740,000    Northumberland County, PA IDA
                (NHS Youth Services)(1)                    7.750    02/15/2029      3,748,939
  11,400,000    PA EDFA (30th Street Garage)(1)            5.875    06/01/2033     10,916,070
  10,000,000    PA EDFA (Albert Einstein
                Healthcare)(1)                             6.250    10/15/2023     10,482,900
      50,000    PA EDFA (Amtrak)(1)                        6.000    11/01/2011         51,505
     250,000    PA EDFA (Amtrak)(1)                        6.125    11/01/2021        252,388
   5,005,000    PA EDFA (Amtrak)(1)                        6.250    11/01/2031      5,055,601
  12,475,000    PA EDFA (Amtrak)(1)                        6.375    11/01/2041     12,622,579
  40,000,000    PA EDFA (Bionol Clearfield)(1)             8.500    07/15/2015     32,933,600
     500,000    PA EDFA (Fayette Thermal)(1)               5.250    12/01/2016        392,810
      35,000    PA EDFA (Fayette Thermal)(1)               5.500    12/01/2021         25,010
  14,700,000    PA EDFA (National Gypsum
                Company)(1)                                6.125    11/01/2027      9,213,225
   5,000,000    PA EDFA (National Gypsum
                Company)(1)                                6.250    11/01/2027      3,182,600
   8,515,000    PA EDFA (Northampton Generating)           6.500    01/01/2013      5,538,411
  21,800,000    PA EDFA (Northampton Generating)           6.600    01/01/2019     14,172,180
   1,000,000    PA EDFA (Northampton Generating)           6.875    01/01/2011        350,000
  12,000,000    PA EDFA (Northampton Generating)           6.950    01/01/2021      4,200,840
      45,000    PA EDFA (Northwestern Human
                Services)(1)                               5.125    06/01/2018         39,535
   3,000,000    PA EDFA (Northwestern Human
                Services)(1)                               5.250    06/01/2028      2,315,160
   1,675,000    PA EDFA (Reliant Energy)(1)                6.750    12/01/2036      1,713,977
   1,450,000    PA EDFA (Reliant Energy)(1)                6.750    12/01/2036      1,483,742
  57,825,000    PA EDFA (USG Corp)(1)                      6.000    06/01/2031     45,343,474
   4,870,000    PA EDFA (Waste Management)(1)              5.100    10/01/2027      4,575,609
  30,000,000    PA Geisinger Authority Health
                System, Series A(6)                        5.250    06/01/2039     30,518,850
      50,000    PA HEFA (Allegheny College)(1)             5.000    11/01/2026         50,011
     755,000    PA HEFA (Allegheny Delaware
                Valley Obligated Group)(1)                 5.700    11/15/2011        741,486

                    7 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

  Principal
   Amount                                                  Coupon    Maturity       Value
------------                                               ------   ----------   ------------
PENNSYLVANIA CONTINUED
$  3,185,000    PA HEFA (Allegheny Delaware
                Valley Obligated Group)(1)                 5.875%   11/15/2021   $  2,562,237
   1,025,000    PA HEFA (Assoc. of Independent
                Colleges & Universities)(1)                5.125    05/01/2032        931,479
     100,000    PA HEFA (California University
                of Pennsylvania Student Assoc.)(1)         5.000    07/01/2028         69,596
     115,000    PA HEFA (California University
                of Pennsylvania Student Assoc.)(1)         6.750    09/01/2032        115,206
      55,000    PA HEFA (California University
                of Pennsylvania Student Assoc.)(1)         6.800    09/01/2025         55,480
   1,475,000    PA HEFA (College of Science &
                Agriculture)(1)                            5.350    04/15/2028      1,258,854
   1,460,000    PA HEFA (Delaware Valley College
                of Science & Agriculture)(1)               5.650    04/15/2025      1,328,133
     815,000    PA HEFA (Delaware Valley College
                of Science & Agriculture)(1)               5.750    04/15/2029        722,579
     220,000    PA HEFA (Delaware Valley College
                of Science & Agriculture)(1)               5.750    04/15/2034        191,000
   3,210,000    PA HEFA (Delaware Valley College
                of Science & Agriculture)(1)               5.800    04/15/2030      2,854,781
   3,385,000    PA HEFA (Delaware Valley College
                of Science & Agriculture)(1)               5.800    04/15/2033      2,976,464
      55,000    PA HEFA (Drexel University)(1)             5.750    05/01/2022         55,153
   4,000,000    PA HEFA (Edinboro University
                Foundation)(1)                             5.750    07/01/2028      3,781,040
   5,500,000    PA HEFA (Edinboro University
                Foundation)(1)                             5.875    07/01/2038      5,048,450
   5,825,000    PA HEFA (Edinboro University
                Foundation)(1)                             6.000    07/01/2042      5,387,484
   4,000,000    PA HEFA (Elizabethtown College)(1)         5.000    12/15/2027      3,838,560
     130,000    PA HEFA (Frontier II)(1)                   5.125    04/01/2033        118,674
   2,000,000    PA HEFA (La Salle University)(1)           5.000    05/01/2037      1,840,500
      50,000    PA HEFA (La Salle University)(1)           5.500    05/01/2034         47,862
   1,490,000    PA HEFA (Marywood University)(1)           5.125    06/01/2029      1,435,541
   1,100,000    PA HEFA (MCP/HUHS/AUS Obligated
                Group)(1)                                  5.600    11/15/2010      1,088,846
      70,000    PA HEFA (MCP/HUHS/AUS Obligated
                Group)(1)                                  5.875    11/15/2016         62,168
  35,085,000    PA HEFA (MCP/HUHS/AUS Obligated
                Group)(1)                                  5.875    11/15/2016     31,159,339
   9,740,000    PA HEFA (MCP/HUHS/AUS Obligated
                Group)(1)                                  5.875    11/15/2021      7,835,538
     250,000    PA HEFA (Philadelphia
                University)(1)                             5.000    06/01/2035        226,575
   3,000,000    PA HEFA (Philadelphia
                University)(1)                             5.125    06/01/2025      2,858,970
   2,000,000    PA HEFA (Philadelphia
                University)(1)                             5.250    06/01/2032      1,860,000
   2,005,000    PA HEFA (Philadelphia
                University)(1)                             5.500    06/01/2020      2,060,579
     105,000    PA HEFA (St. Francis
                University)(1)                             5.750    11/01/2023         95,143
   3,925,000    PA HEFA (St. Francis
                University)(1)                             6.250    11/01/2018      3,877,272
      60,000    PA HEFA (University of the
                Arts)(1)                                   5.500    03/15/2020         60,041
   2,000,000    PA HEFA (University of the
                Arts)(1)                                   5.625    03/15/2025      2,000,040
      25,000    PA HEFA (University of the
                Arts)(1)                                   5.750    03/15/2030         24,791
     100,000    PA HEFA (UPMC Health System)(1)            5.000    08/01/2029        100,693

                   8 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

  Principal
    Amount                                              Coupon       Maturity        Value
-------------                                          --------     ----------    -----------
PENNSYLVANIA CONTINUED
$      30,000   PA HEFA (UPMC Health System)(1)           6.000%    01/15/2031    $    30,974
      650,000   PA HEFA (Widener University)(1)           5.000     07/15/2026        616,766
      100,000   PA HEFA (Widener University)(1)           5.250     07/15/2024         99,274
       70,000   PA HEFA (Widener University)(1)           5.400     07/15/2036         66,033
   11,105,000   PA HFA (Single Family Mtg.)(6)            4.700     10/01/2037     10,059,169
       35,000   PA HFA (Single Family Mtg.)(1)            4.700     10/01/2037         31,584
   33,935,000   PA HFA (Single Family Mtg.),
                Series 100A(6)                            5.350     10/01/2033     34,139,616
   14,780,000   PA HFA (Single Family Mtg.),
                Series 102A(6)                            5.500     10/01/2034     14,997,118
    1,265,000   PA HFA (Single Family Mtg.),
                Series 102A(1)                            5.500     10/01/2034      1,283,583
    9,180,000   PA HFA (Single Family Mtg.),
                Series 61A(6)                             5.450     10/01/2021      9,184,820
       25,000   PA HFA (Single Family Mtg.),
                Series 62A(1)                             5.200     10/01/2011         25,206
      560,000   PA HFA (Single Family Mtg.),
                Series 63A(1)                             5.448(8)  04/01/2030        176,333
       60,000   PA HFA (Single Family Mtg.),
                Series 64(1)                              5.000     10/01/2017         60,023
        5,000   PA HFA (Single Family Mtg.),
                Series 66A(1)                             5.650     04/01/2029          4,925
   18,000,000   PA HFA (Single Family Mtg.),
                Series 72A(6)                             5.350     10/01/2031     18,027,900
      190,000   PA HFA (Single Family Mtg.),
                Series 72A(1)                             5.350     10/01/2031        190,295
   11,400,000   PA HFA (Single Family Mtg.),
                Series 73A(6)                             5.350     10/01/2022     11,534,064
   11,020,000   PA HFA (Single Family Mtg.),
                Series 74B(6)                             5.150     10/01/2022     11,143,038
   30,350,000   PA HFA (Single Family Mtg.),
                Series 96A(6)                             4.700     10/01/2037     27,443,079
    4,260,000   PA HFA (Single Family Mtg.),
                Series 97A(1)                             5.500     10/01/2032      4,299,022
    9,000,000   PA HFA (Single Family Mtg.),
                Series 99A(6)                             5.250     10/01/2032      9,025,445
   12,845,000   PA HFA (Single Family Mtg.),
                Series 99A(6)                             5.300     10/01/2037     12,643,738
    1,265,000   PA Southcentral General
                Authority (Hanover Hospital)(1)           5.000     12/01/2020      1,182,041
    1,400,000   PA Southcentral General
                Authority (Hanover Hospital)(1)           5.000     12/01/2023      1,255,758
    2,245,000   PA Southcentral General
                Authority (Hanover Hospital)(1)           5.000     12/01/2025      1,964,779
    3,265,000   PA Southcentral General
                Authority (Hanover Hospital)(1)           5.000     12/01/2026      2,827,621
      900,000   PA Southcentral General
                Authority (Hanover Hospital)(1)           5.000     12/01/2027        774,720
    2,510,000   PA Southcentral General
                Authority (Hanover Hospital)(1)           5.000     12/01/2028      2,150,468
    1,470,000   PA Southcentral General
                Authority (Hanover Hospital)(1)           5.000     12/01/2030      1,239,533
   24,615,000   PA Southcentral General
                Authority (Wellspan Health
                Obligated Group)(6)                       6.000     06/01/2029     26,655,875
       50,000   PA St. Mary Hospital Authority
                (Franciscan Health)(1)                    7.000     06/15/2015         50,104
       15,000   PA State Public School Building
                Authority (Butler College)(1)             5.400     07/15/2012         15,317
        5,000   PA State Public School Building
                Authority (Chester Upland School
                District)(1)                              5.150     11/15/2026          5,138
        5,000   PA Turnpike Commission(1)                 5.000     12/01/2023          5,045

                  9 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

  Principal
    Amount                                              Coupon       Maturity        Value
-------------                                          --------     ----------     ----------
PENNSYLVANIA CONTINUED
$     300,000   PA West Shore Area Hospital
                Authority (Holy Spirit
                Hospital)(1)                              6.250%    01/01/2032     $  300,207
        5,000   Patterson Township, PA
                Municipal Authority(1)                    5.500     04/15/2011          5,010
      135,000   Philadelphia, PA Airport(1)               5.375     06/15/2015        136,050
       15,000   Philadelphia, PA Airport,
                Series B(1)                               5.250     06/15/2031         14,418
        5,000   Philadelphia, PA Authority for
                Industrial Devel.(1)                      5.250     10/01/2030          5,477
    6,720,000   Philadelphia, PA Authority for
                Industrial Devel. (Aero
                Philadelphia)(1)                          5.500     01/01/2024      4,801,373
    3,870,000   Philadelphia, PA Authority for
                Industrial Devel. (Air
                Cargo)(1)                                 7.500     01/01/2025      3,434,741
       25,000   Philadelphia, PA Authority for
                Industrial Devel. (American
                College of Physicians)(1)                 6.000     06/15/2030         25,972
    1,150,000   Philadelphia, PA Authority for
                Industrial Devel. (Baptist
                Home of Philadelphia)(1)                  5.500     11/15/2018        929,649
      786,000   Philadelphia, PA Authority for
                Industrial Devel. (Baptist
                Home of Philadelphia)(1)                  5.600     11/15/2028        487,556
       20,000   Philadelphia, PA Authority for
                Industrial Devel. (Cathedral
                Village)(1)                               5.600     04/01/2012         20,012
       35,000   Philadelphia, PA Authority for
                Industrial Devel. (Cathedral
                Village)(1)                               5.700     04/01/2015         34,998
      450,000   Philadelphia, PA Authority for
                Industrial Devel. (Cathedral
                Village)(1)                               6.750     04/01/2023        426,807
    2,600,000   Philadelphia, PA Authority for
                Industrial Devel. (Cathedral
                Village)(1)                               6.875     04/01/2034      2,323,022
    2,750,000   Philadelphia, PA Authority for
                Industrial Devel. (First Mtg.-
                CPAP)(1)                                  6.125     04/01/2019      1,619,145
       30,000   Philadelphia, PA Authority for
                Industrial Devel.
                (Philadelphia Airport)(1)                 5.000     07/01/2019         30,007
       10,000   Philadelphia, PA Authority for
                Industrial Devel.
                (Philadelphia Airport)(1)                 5.125     07/01/2020         10,014
    3,915,000   Philadelphia, PA Authority
                for  Industrial Devel.
                (Philadelphia Airport)(1)                 5.125     07/01/2028      3,735,928
      115,000   Philadelphia, PA Authority for
                Industrial Devel.
                (Philadelphia Airport)(1)                 5.250     07/01/2028        111,401
    5,000,000   Philadelphia, PA Authority for
                Industrial Devel.
                (Philadelphia Airport), Series
                A(1)                                      5.400     07/01/2022      5,015,600
    1,640,000   Philadelphia, PA Authority for
                Industrial Devel. (Richard
                Allen Prep Charter School)(1)             6.250     05/01/2033      1,545,864
    1,370,000   Philadelphia, PA Authority for
                Industrial Devel. (Stapeley
                Germantown)(1)                            5.000     01/01/2015      1,358,848
    1,580,000   Philadelphia, PA Authority for
                Industrial Devel. (Stapeley
                Germantown)(1)                            5.125     01/01/2021      1,293,815
    2,105,000   Philadelphia, PA Authority for
                Industrial Devel. Senior
                Living (Arbor House)(1)                   6.100     07/01/2033      1,923,381
      780,000   Philadelphia, PA Authority for
                Industrial Devel. Senior
                Living (GIH/PPAM)(1)                      5.125     07/01/2016        724,823

                  10 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

 Principal
  Amount                                           Coupon    Maturity       Value
-----------                                        ------   ----------   -----------
PENNSYLVANIA CONTINUED
$ 1,860,000   Philadelphia, PA Authority for
              Industrial Devel. Senior Living
              (Miriam and Robert M. Rieder
              House)(1)                             6.100%  07/01/2033   $ 1,699,519
  3,000,000   Philadelphia, PA Authority for
              Industrial Devel. Senior Living
              (Presbyterian Homes Germantown)(1)    5.625   07/01/2035     2,405,970
  1,745,000   Philadelphia, PA Authority for
              Industrial Devel. Senior Living
              (Robert Saligman House)(1)            6.100   07/01/2033     1,594,441
     25,000   Philadelphia, PA Gas Works(1)         5.000   07/01/2014        25,050
     15,000   Philadelphia, PA Gas Works(1)         5.000   07/01/2026        15,006
  1,210,000   Philadelphia, PA H&HEFA
              (Centralized Comprehensive Human
              Services)(1)                          7.250   01/01/2021     1,172,841
     60,000   Philadelphia, PA H&HEFA (North
              Philadelphia Health System)           5.375   01/01/2028        60,003
 19,420,000   Philadelphia, PA H&HEFA (Temple
              University Hospital)(1)               5.500   07/01/2026    18,171,100
  1,000,000   Philadelphia, PA Municipal
              Authority(1)                          6.500   04/01/2034     1,062,870
      5,000   Philadelphia, PA New Public
              Housing Authority(1)                  5.000   04/01/2012         5,402
     20,000   Philadelphia, PA Parking
              Authority, Series A(1)                5.250   02/15/2029        20,009
  1,000,000   Philadelphia, PA Redevel.
              Authority (Beech Student Hsg.
              Complex), Series A(1)                 5.625   07/01/2023       794,020
  1,500,000   Philadelphia, PA Redevel.
              Authority (Beech Student Hsg.
              Complex), Series A(1)                 5.625   07/01/2028     1,133,835
    170,000   Philadelphia, PA Redevel.
              Authority (Multifamily Hsg.)(1)       5.450   02/01/2023       177,364
  2,580,000   Philadelphia, PA Redevel.
              Authority (Pavilion Apartments)(1)    6.000   10/01/2023     2,532,193
  4,100,000   Philadelphia, PA Redevel.
              Authority (Pavilion Apartments)(1)    6.250   10/01/2032     3,926,734
  9,645,000   Philadelphia, PA Redevel.
              Authority (Residential Mtg.)(1)       4.750   12/01/2028     9,247,144
     10,000   Pittsburgh & Allegheny County,
              PA Public Auditorium Authority(1)     5.000   02/01/2024         9,839
     50,000   Pittsburgh & Allegheny County,
              PA Public Auditorium Authority(1)     5.000   02/01/2029        47,220
     40,000   Pittsburgh & Allegheny County,
              PA Public Auditorium Authority(1)     5.250   02/01/2031        38,174
  3,000,000   Pittsburgh, PA Urban Redevel.
              Authority (Marian Plaza)(1)           6.130   01/20/2043     3,042,870
     20,000   Pittsburgh, PA Urban Redevel.
              Authority, Series A(1)                5.200   10/01/2020        20,085
     30,000   Pittsburgh, PA Urban Redevel.
              Authority, Series A(1)                5.250   10/01/2029        30,060
    775,000   Pittsburgh, PA Urban Redevel.
              Authority, Series A(1)                6.250   10/01/2028       782,440
     10,000   Pittsburgh, PA Urban Redevel.
              Authority, Series A(1)                7.250   02/01/2024        10,013
     40,000   Pittsburgh, PA Urban Redevel.
              Authority, Series B(1)                5.350   10/01/2022        40,470
     60,000   Pittsburgh, PA Urban Redevel.
              Authority, Series C(1)                5.600   04/01/2020        60,036
     25,000   Pittsburgh, PA Urban Redevel.
              Authority, Series C(1)                5.700   04/01/2030        25,009
     35,000   Pittsburgh, PA Urban Redevel.
              Authority, Series C(1)                5.900   10/01/2022        35,032
    750,000   Pittsburgh, PA Urban Redevel.
              Authority, Series C(1)                5.950   10/01/2029       750,435

                  11 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

 Principal
  Amount                                           Coupon    Maturity       Value
-----------                                        ------   ----------   -----------
PENNSYLVANIA CONTINUED
$     5,000   Pittsburgh, PA Urban Redevel.
              Authority, Series C(1)                7.125%  08/01/2013   $     5,010
     30,000   Potter County, PA Hospital
              Authority (Charles Cole Memorial
              Hospital)(1)                          5.250   08/01/2028        27,203
    120,000   Potter County, PA Hospital
              Authority (Charles Cole Memorial
              Hospital)(1)                          6.050   08/01/2024       120,030
  1,000,000   Pottsville, PA Hospital
              Authority (Pottsville Hospital &
              Warne Clinic)(1)                      5.500   07/01/2018       952,210
    390,000   Pottsville, PA Hospital
              Authority (Pottsville Hospital &
              Warne Clinic)(1)                      5.500   07/01/2018       371,362
  4,170,000   Pottsville, PA Hospital
              Authority (Pottsville Hospital &
              Warne Clinic)(1)                      5.625   07/01/2024     3,667,056
    235,000   Pottsville, PA Hospital
              Authority (Pottsville Hospital &
              Warne Clinic)(1)                      5.625   07/01/2024       207,841
     30,000   Sayre, PA Health Care Facilities
              Authority (Guthrie Healthcare
              System)(1)                            5.750   12/01/2021        30,575
     10,000   Schuylkill County, PA IDA
              (DOCNHS/BSVHS/WMHS Obligated
              Group)(1)                             5.000   11/01/2028        10,014
  2,100,000   Scranton, PA Parking Authority(1)     5.250   06/01/2034     1,883,868
  8,500,000   Scranton, PA Parking Authority(1)     5.250   06/01/2039     7,469,120
    145,000   Scranton, PA School District(1)       5.000   04/01/2022       146,907
     20,000   Scranton-Lackawanna, PA Health &
              Welfare Authority (Mercy Health
              System)(1)                            5.700   01/01/2023        19,743
      5,000   Sharon, PA Regional Health
              System Authority (SRPS/ SRHS
              Obligated Group)(1)                   5.000   12/01/2028         4,690
    245,000   South Fork, PA Municipal
              Authority (Conemaugh Valley
              Memorial Hospital)(1)                 5.000   07/01/2028       220,740
      5,000   South Fork, PA Municipal
              Authority (Conemaugh Valley
              Memorial Hospital)(1)                 5.375   07/01/2022         4,975
    355,000   South Fork, PA Municipal
              Authority (Good Samaritan
              Medical Center of Johnstown)(1)       5.250   07/01/2026       335,734
     15,000   South Fork, PA Municipal
              Authority (Good Samaritan
              Medical Center of Johnstown)(1)       5.375   07/01/2016        15,041
    100,000   Susquehanna, PA Area Regional
              Airport Authority(1)                  5.000   01/01/2028        87,414
     45,000   Susquehanna, PA Area Regional
              Airport Authority(1)                  5.000   01/01/2033        37,345
    140,000   Susquehanna, PA Area Regional
              Airport Authority(1)                  5.375   01/01/2018       120,621
  4,300,000   Susquehanna, PA Area Regional
              Airport Authority(1)                  6.500   01/01/2038     4,046,558
  1,000,000   Susquehanna, PA Area Regional
              Airport Authority (Aero
              Harrisburg)(1)                        5.500   01/01/2024       720,780
     15,000   Union County, PA Hospital
              Authority (United Methodist
              Continuing Care Services)(1)          6.250   04/01/2012        15,007
     75,000   Washington County, PA Hospital
              Authority (Washington Hospital)(1)    5.125   07/01/2028        67,064
  8,000,000   Washington County, PA Redevel
              Authority (Victory Centre)(1)         5.450   07/01/2035     5,576,720
    550,000   Washington, PA Township
              Municipal Authority(1)                5.875   12/15/2023       531,740
  2,475,000   Washington, PA Township
              Municipal Authority(1)                6.000   12/15/2033     2,285,836

                  12 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

  Principal
   Amount                                          Coupon      Maturity       Value
-------------                                      -------    ----------   -----------
PENNSYLVANIA CONTINUED
$   1,085,000  Westmoreland County, PA IDA
               (Redstone Retirement Community)(1)    5.875%   01/01/2032   $   850,087
       35,000  Westmoreland County, PA Redevel.
               Authority (Harmon House)(1)           5.400    06/20/2028        35,220
    5,000,000  Wilkes-Barre, PA Finance
               Authority (Wilkes University)(1)      5.000    03/01/2027     4,754,700
    5,000,000  Wilkes-Barre, PA Finance
               Authority (Wilkes University)(1)      5.000    03/01/2037     4,601,900
       10,000  York County, PA IDA (PSEG
               Power)(1)                             5.500    09/01/2020        10,149
        5,000  York, PA Hsg. Corp. Mtg., Series
               A(1)                                  6.875    11/01/2009         5,001
                                                                           -----------
                                                                           978,262,833

U.S. POSSESSIONS -- 34.5%
       45,000  Guam GO(1)                            5.375    11/15/2013        45,035
      750,000  Guam GO(1)                            6.750    11/15/2029       805,403
    1,000,000  Guam GO(1)                            7.000    11/15/2039     1,084,790
      700,000  Guam Hsg. Corp. (Single Family
               Mtg.)(1)                              5.750    09/01/2031       754,628
    4,325,000  Guam Tobacco Settlement Economic
               Devel. & Commerce Authority
               (TASC)(1)                             5.250    06/01/2032     3,591,264
    1,500,000  Guam Tobacco Settlement Economic
               Devel. & Commerce Authority
               (TASC)(1)                             5.625    06/01/2047     1,258,200
   38,902,000  Guam Tobacco Settlement Economic
               Devel. & Commerce Authority
               (TASC)                                7.250(8) 06/01/2057       545,795
    1,000,000  Northern Mariana Islands
               Commonwealth, Series A(1)             5.000    06/01/2017       898,850
    1,000,000  Northern Mariana Islands
               Commonwealth, Series A(1)             5.000    10/01/2022       825,880
      600,000  Northern Mariana Islands
               Commonwealth, Series A(1)             6.750    10/01/2033       550,818
    2,610,000  Northern Mariana Islands Ports
               Authority, Series A(1)                5.500    03/15/2031     1,763,029
    1,745,000  Northern Mariana Islands Ports
               Authority, Series A                   6.250    03/15/2028     1,245,127
    1,280,000  Northern Mariana Islands Ports
               Authority, Series A(1)                6.600    03/15/2028     1,052,326
    4,500,000  Puerto Rico Aqueduct & Sewer
               Authority(1)                          0.000(9) 07/01/2024     4,252,365
    3,145,000  Puerto Rico Aqueduct & Sewer
               Authority(1)                          6.000    07/01/2044     3,215,008
   29,080,000  Puerto Rico Children's Trust
               Fund (TASC)(1)                        5.375    05/15/2033    27,753,952
   88,895,000  Puerto Rico Children's Trust
               Fund (TASC)(1)                        5.500    05/15/2039    75,846,103
   68,835,000  Puerto Rico Children's Trust
               Fund (TASC)(1)                        5.625    05/15/2043    59,486,519
  457,500,000  Puerto Rico Children's Trust
               Fund (TASC)                           6.432(8) 05/15/2050    16,470,000
  136,000,000  Puerto Rico Children's Trust
               Fund (TASC)                           7.325(8) 05/15/2055     2,501,040
1,817,000,000  Puerto Rico Children's Trust
               Fund (TASC)                           7.625(8) 05/15/2057    28,036,310
    1,725,000  Puerto Rico Commonwealth GO(1)        6.000    07/01/2038     1,770,523
   13,300,000  Puerto Rico Electric Power
               Authority, Series UU(1)               0.874(2) 07/01/2025    10,191,125
   31,890,000  Puerto Rico Electric Power
               Authority, Series UU(1)               0.890(2) 07/01/2031    22,554,203
       25,000  Puerto Rico Highway &
               Transportation Authority, Series
               A(1)                                  5.000    07/01/2038        22,836
      445,000  Puerto Rico Highway &
               Transportation Authority, Series
               AA(1)                                 5.000    07/01/2035       408,839

                  13 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

 Principal
  Amount                                           Coupon       Maturity       Value
-----------                                        ------      ----------   ------------
U.S. POSSESSIONS CONTINUED
$   325,000   Puerto Rico Highway &
              Transportation Authority, Series
              H(1)                                  5.000%     07/01/2028   $    307,245
  2,750,000   Puerto Rico Highway &
              Transportation Authority, Series
              K(1)                                  5.000      07/01/2027      2,619,540
  4,000,000   Puerto Rico Highway &
              Transportation Authority, Series
              K(1)                                  5.000      07/01/2030      3,717,200
    700,000   Puerto Rico Highway &
              Transportation Authority, Series
              N(1)                                  5.250      07/01/2039        663,726
  2,105,000   Puerto Rico IMEPCF (American
              Airlines)                             6.450      12/01/2025      1,580,813
 12,000,000   Puerto Rico Infrastructure(1)         5.000      07/01/2041     10,854,960
  2,350,000   Puerto Rico Infrastructure(1)         5.000      07/01/2046      2,113,167
    700,000   Puerto Rico Infrastructure
              (Mepsi Campus)(1)                     6.500      10/01/2037        621,516
  1,250,000   Puerto Rico ITEMECF (Ana G.
              Mendez University)(1)                 5.000      03/01/2036        972,088
    235,000   Puerto Rico ITEMECF (Ana G.
              Mendez University)(1)                 5.375      02/01/2019        220,691
    500,000   Puerto Rico ITEMECF (Ana G.
              Mendez University)(1)                 5.375      02/01/2029        430,315
    790,000   Puerto Rico ITEMECF
              (IEP/HESL/HECR Obligated Group)(1)    5.750      06/01/2019        394,684
 26,535,000   Puerto Rico Port Authority
              (American Airlines), Series A         6.250      06/01/2026     19,401,861
  1,170,000   Puerto Rico Port Authority
              (American Airlines), Series A         6.300      06/01/2023        887,457
     75,000   Puerto Rico Port Authority,
              Series D(1)                           7.000      07/01/2014         75,196
  1,000,000   Puerto Rico Public Buildings
              Authority(1)                          6.500      07/01/2030      1,070,250
  1,000,000   Puerto Rico Public Buildings
              Authority(1)                          6.750      07/01/2036      1,081,760
  1,015,000   Puerto Rico Public Buildings
              Authority, Series D(1)                5.250      07/01/2036        944,813
  2,000,000   Puerto Rico Sales Tax Financing
              Corp., Series A(1)                    6.500      08/01/2044      2,169,320
 49,985,000   Puerto Rico Sales Tax Financing
              Corp., Series A                       7.140(8)   08/01/2034     10,042,486
 22,130,000   Puerto Rico Sales Tax Financing
              Corp., Series C(6)                    5.750      08/01/2057     23,415,116
  5,000,000   Puerto Rico Sales Tax Financing
              Corp., Series C(1)                    6.000      08/01/2042      5,251,750
  1,075,000   University of Puerto Rico,
              Series Q(1)                           5.000      06/01/2030        960,502
  6,645,000   V.I. Government Refinery
              Facilities (Hovensa Coker)(1)         6.500      07/01/2021      6,754,177
     25,000   V.I. Public Finance Authority
              (Gross Receipts Taxes Loan)(1)        5.000      10/01/2031         24,382
  4,000,000   V.I. Public Finance Authority
              (Hovensa Coker)(1)                    6.500      07/01/2021      4,099,320
  8,500,000   V.I. Public Finance Authority
              (Hovensa Refinery)(1)                 4.700      07/01/2022      7,754,125
  1,500,000   V.I. Public Finance Authority
              (Hovensa Refinery)(1)                 5.875      07/01/2022      1,514,775
  5,000,000   V.I. Public Finance
              Authority (Hovensa Refinery)(1)       6.125      07/01/2022      5,090,350
 17,450,000   V.I. Tobacco Settlement
              Financing Corp.                       6.250(8)   05/15/2035      1,972,548
  2,195,000   V.I. Tobacco Settlement
              Financing Corp.                       6.500(8)   05/15/2035        216,910
  4,150,000   V.I. Tobacco Settlement
              Financing Corp.                       6.875(8)   05/15/2035        371,965
  7,000,000   V.I. Tobacco Settlement
              Financing Corp.                       7.625(8)   05/15/2035        590,380
     30,000   V.I. Tobacco Settlement
              Financing Corp. (TASC)(1)             5.000      05/15/2021         28,904
  2,235,000   V.I. Tobacco Settlement
              Financing Corp. (TASC)(1)             5.000      05/15/2031      1,820,273

                  14 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

 Principal
  Amount                                                  Coupon    Maturity         Value
-----------                                               ------   ----------   --------------
U.S. POSSESSIONS CONTINUED
$   435,000   V.I. Water & Power Authority,
              Series A(1)                                  5.000%  07/01/2031   $      424,269
                                                                                --------------
                                                                                   387,388,802

TOTAL INVESTMENTS, AT VALUE (COST $1,459,828,649)-121.6%                         1,365,651,635
Liabilities in Excess of Other Assets-(21.6)                                      (242,924,643)
                                                                                --------------
Net Assets-100.0%                                                               $1,122,726,992
                                                                                ==============

Footnotes to Statement of Investments

1. All or a portion of the security has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3.    Issue is in default. See accompanying Notes.

4.    Non-income producing security.

5. Illiquid security. The aggregate value of illiquid securities as of October 31, 2009 was $5,029, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

7. When-issued security or delayed delivery to be delivered and settled after October 31, 2009. See accompanying Notes.

8.    Zero coupon bond reflects effective yield on the date of purchase.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

                   15 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

                                             LEVEL 2 --
                              LEVEL 1 --        OTHER         LEVEL 3 --
                              UNADJUSTED     SIGNIFICANT     SIGNIFICANT
                               QUOTED        OBSERVABLE      UNOBSERVABLE
                               PRICES          INPUTS           INPUTS           VALUE
                              ----------   ---------------   ------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
 Pennsylvania                   $  --      $   978,262,833      $  --       $   978,262,833
 U.S. Possessions                  --          387,388,802         --           387,388,802
                                -----      ---------------      -----       ---------------
Total Assets                    $  --      $ 1,365,651,635      $  --       $ 1,365,651,635
                                -----      ---------------      -----       ---------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

To simplify the listings of securities, abbreviations are used per the table below:

ACTS                Adult Communities Total Services
AG                  Allegheny General Hospital
ARC                 Assoc. of Retarded Citizens
AUS                 Allegheny United Hospital
BSVHS               Baptist/St. Vincent's Health System
CCMC                Crozer-Chester Medical Center
CKHS                Crozer-Keystone Health System
COP                 Certificates of Participation
CPAP                Crime Prevention Assoc. of Philadelphia
DCMH                Delaware County Memorial Hospital
DOCNHS              Daughters of Charity National Health Systems
DRIVERS             Derivative Inverse Tax Exempt Receipts

                  16 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

EDFA             Economic Devel. Finance Authority
GIH              Germantown Interfaith Housing
GO               General Obligation
GPA              General Purpose Authority
H&EFA            Health and Educational Facilities Authority
H&HEFA           Hospitals and Higher Education Facilities Authority
HDA              Hospital Devel. Authority
HEBA             Higher Education Building Authority
HECR             Hospital Episcopal Cristo Redentor
HEFA             Higher Education Facilities Authority
HEHA             Higher Education and Health Authority
HESL             Hospital Episcopal San Lucas
HFA              Housing Finance Agency
HUHS             Hahnemann University Hospital System
IDA              Industrial Devel. Agency
IEP              Iglesia Episcopal Puertorriquena
IMEPCF           Industrial, Medical and Environmental Pollution Control Facilities
                 Industrial, Tourist, Educational, Medical and Environmental Community
ITEMECF          Facilities
MAS              Mercy Adult Services
MCMCSPA          Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP              Medical College Of Pennsylvania
MHH              Mercy Haverford Hospital
MHP              Mercy Health Plan
MHSSPA           Mercy Health System of Southeastern Pennsylvania
PA/NJ            Pennsylvania/New Jersey
PHH              Pinnacle Health Hospitals
PHS              Pinnacle Health System
PMC              Pinnacle Medical Center
PPAM             Philadelphia Presbytery Apartments of Morrisville
PSEG             Public Service Enterprise Group
ROLs             Residual Option Longs
RR               Residential Resources
RRDC             Residential Resources Devel. Corp.
RRSW             Residential Resources Southwest
SRHS             Sharon Regional Health System
SRPS             Sharon Regional Physicians Services
TASC             Tobacco Settlement Asset-Backed Bonds
UPMC             University of Pittsburgh Medical Center
V.I.             United States Virgin Islands
WMHS             Western Maryland Health Systems
WPAHS            West Penn Allegheny Health System
WPAON            West Penn Allegheny Oncology Network
WPH              Western Pennsylvania Hospital

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the

                  17 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a

                  18 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

"delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                WHEN-ISSUED OR
                               DELAYED DELIVERY
                              BASIS TRANSACTIONS
                              ------------------
Purchased securities             $ 4,876,638

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $211,155,000 as of October 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund

                  19 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2009, municipal bond holdings with a value of $325,086,857 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $211,155,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                COUPON
PRINCIPAL AMOUNT    INVERSE FLOATER(1)                                          RATE(2)    MATURITY DATE      VALUE
----------------    -------------------------------------------------------    ---------   -------------   ------------
  $3,250,000        Berks County, PA Municipal Authority ROLs                    16.589%      11/1/1931      $3,785,990
   7,980,000        Chester County, PA IDA (Water Facilities Authority)(3)       13.006        2/1/1941       6,817,713
   3,690,000        Delaware County, PA IDA ROLs(3)                                7.94       11/1/1937       3,224,064
   6,240,000        Delaware County, PA IDA ROLs(3)                               7.943       11/1/1938       5,413,262
   7,500,000        Luzerne County, PA IDA (Water Facility) ROLs(3)              13.722        9/1/1934       6,543,000
   9,000,000        PA Austin Trust Various States Inverse Certificates           8.241       10/1/1931       9,027,900
   7,390,000        PA Austin Trust Various States Inverse Certificates           8.501       10/1/1934       7,607,118
   7,820,000        PA Austin Trust Various States Inverse Certificates           8.244       10/1/1933       7,914,387
   7,500,000        PA Geisinger Authority Health System DRIVERS                 15.425        6/1/1939       8,018,850
   5,700,000        PA HFA (Single Family Mtg.) DRIVERS                           8.107       10/1/2022       5,834,064
   5,510,000        PA HFA (Single Family Mtg.) DRIVERS                           7.761       10/1/2022       5,633,038
   2,295,000        PA HFA (Single Family Mtg.) ROLs                             19.873       10/1/2021       2,299,820
   4,320,000        PA HFA (Single Family Mtg.) ROLs(3)                           8.531       10/1/1932       4,345,445
   6,365,000        PA HFA (Single Family Mtg.) ROLs                             19.588       10/1/1937       8,992,408
   5,075,000        PA HFA (Single Family Mtg.) ROLs(3)                          18.805       10/1/1933       5,185,229
   3,750,000        PA HFA (Single Family Mtg.) ROLs(3)                          16.753       10/1/1937       3,548,738
   6,415,000        PA HFA (Single Family Mtg.) ROLs(3)                          12.652       10/1/1937       4,724,840
   6,155,000        PA Southcentral General Authority (Hanover Hospital)
                    ROLs                                                         21.259        6/1/2029       8,195,875
   5,535,000        Puerto Rico Sales Tax Financing Corp. ROLs(3)                 20.84        8/1/1957       6,820,116
                                                                                                           ------------
                                                                                                           $113,931,857
                                                                                                           ============

                  20 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 16-17 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.    Security is subject to a shortfall and forbearance agreement.


The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $105,365,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of October 31, 2009 is as follows:

Cost                                  $ 1,851,422
Market Value                          $   204,025
Market Value as a % of Net Assets            0.02%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and

                  21 | Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

other investments for federal income tax purposes as of October 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 1,464,617,507
                                 ===============
Gross unrealized appreciation    $    65,881,641
Gross unrealized depreciation       (164,847,513)
                                 ---------------
Net unrealized depreciation      $   (98,965,872)
                                 ===============

                  22 | Oppenheimer Pennsylvania Municipal Fund

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
MUNICIPAL BONDS AND NOTES--129.3%
ALABAMA--1.0%
$   14,165,000   AL HFA (Single Family)(1)                                                   5.450%    10/01/2032   $    14,377,212
        15,000   AL HFA (South Bay Apartments)(2)                                            5.950     02/01/2033            15,354
     7,665,000   AL IDA Solid Waste Disposal (Pine City Fiber Company)(2)                    6.450     12/01/2023         4,213,221
    16,120,000   AL IDA Solid Waste Disposal (Pine City Fiber Company)(2)                    6.450     12/01/2023         8,904,849
     9,175,000   AL Space Science Exhibit Finance Authority(2)                               6.000     10/01/2025         7,375,324
        10,000   Alexander City, AL GO(2)                                                    5.625     05/01/2021             9,822
     1,810,000   Andalusia-Opp, AL Airport Authority(2)                                      5.000     08/01/2026         1,380,777
    10,715,000   Cullman, AL Medical Clinic Board (Cullman Regional Medical Center)(2)       6.500     02/15/2023        10,685,319
     7,050,000   Governmental Utility Services Corp. of Moody, AL(2)                         7.500     03/01/2038         5,698,445
        25,000   Mobile, AL Industrial Devel. Board (International Paper Company)(2)         6.450     05/15/2019            25,263
     2,200,000   Rainbow City, AL Special Health Care Facilities Financing Authority
                    (Regency Pointe)(3,4)                                                    8.250     01/01/2031         1,607,320
        10,000   Selma, AL Industrial Devel. Board (International Paper Company)(2)          6.000     05/01/2025             9,930
     7,220,000   Tuscaloosa, AL Educational Building Authority (Stillman College)(2)         5.000     06/01/2026         5,995,344
                                                                                                                    ---------------
                                                                                                                         60,298,180
                                                                                                                    ---------------
ALASKA--0.2%
        20,000   AK HFC, Series A-1(2)                                                       6.100     06/01/2030            20,018
        40,000   AK Industrial Devel. & Export Authority (Snettisham)(2)                     6.000     01/01/2014            40,457
     2,250,000   AK Industrial Devel. and Export Authority (Anchorage Sportsplex/Grace
                    Community Church Obligated Group)                                        6.150     08/01/2031         1,523,115
     1,650,000   AK Industrial Devel. and Export Authority Community Provider (Boys &
                    Girls Home)(2)                                                           5.875     12/01/2027         1,296,191
       500,000   AK Industrial Devel. and Export Authority Community Provider (Boys &
                    Girls Home)(2)                                                           6.000     12/01/2036           347,145
     5,000,000   AK Northern Tobacco Securitization Corp. (TASC)(2)                          5.000     06/01/2032         3,790,150
    10,000,000   AK Northern Tobacco Securitization Corp. (TASC)(2)                          5.000     06/01/2046         6,645,000
    31,850,000   AK Northern Tobacco Securitization Corp. (TASC)                             6.125(5)  06/01/2046         1,330,693
    20,860,000   AK Northern Tobacco Securitization Corp. (TASC)                             6.375(5)  06/01/2046           706,528
                                                                                                                    ---------------
                                                                                                                         15,699,297
                                                                                                                    ---------------
ARIZONA--4.1%
   212,650,000   AZ Health Facilities Authority (Banner Health System)(1)                    1.004(6)  01/01/2037       141,441,521
     3,000,000   Buckeye, AZ Watson Road Community Facilities District(2)                    5.750     07/01/2022         2,525,160
     5,000,000   Buckeye, AZ Watson Road Community Facilities District(2)                    6.000     07/01/2030         3,916,800


                  1 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
ARIZONA CONTINUED
$   14,719,000   East San Luis, AZ Community Facilities District Special Assessment
                    (Area One)(2)                                                            6.375%    01/01/2028   $    11,744,732
       305,000   Estrella Mountain Ranch, AZ Community Facilities District(2)                5.450     07/15/2021           277,364
       810,000   Estrella Mountain Ranch, AZ Community Facilities District(2)                5.625     07/15/2025           711,796
       900,000   Estrella Mountain Ranch, AZ Community Facilities District(2)                5.800     07/15/2030           788,049
     1,015,000   Estrella Mountain Ranch, AZ Community Facilities District(2)                5.900     07/15/2022           947,787
       335,000   Estrella Mountain Ranch, AZ Community Facilities District(2)                6.125     07/15/2027           305,781
       500,000   Estrella Mountain Ranch, AZ Community Facilities District(2)                6.200     07/15/2032           454,245
     1,382,000   Estrella Mountain Ranch, AZ Community Facilities District (Golf
                    Village)(2)                                                              6.000     07/01/2017         1,258,062
     1,260,000   Estrella Mountain Ranch, AZ Community Facilities District (Golf
                    Village)(2)                                                              6.375     07/01/2022         1,078,043
     3,135,000   Estrella Mountain Ranch, AZ Community Facilities District (Golf
                    Village)(2)                                                              6.750     07/01/2032         2,518,157
       500,000   Gladden Farms, AZ Community Facilities District(2)                          5.500     07/15/2031           383,065
     1,000,000   Goodyear, AZ IDA Water and Sewer (Litchfield Park Service Company)(2)       6.750     10/01/2031           866,590
     4,000,000   Maricopa County, AZ IDA (Christian Care Apartments)(2)                      6.500     01/01/2036         3,680,440
     1,885,000   Maricopa County, AZ IDA (Immanuel Campus Care)(2)                           8.500     04/20/2041         1,698,536
       355,000   Maricopa County, AZ IDA (Sun King Apartments)(2)                            6.750     11/01/2018           302,332
       500,000   Maricopa County, AZ IDA (Sun King Apartments)(2)                            6.750     05/01/2031           367,595
     3,685,000   Maricopa County, AZ IDA (Sun King Apartments)(2)                            9.500     11/01/2031         3,019,489
       456,000   Merrill Ranch, AZ Community Facilities District
                    No. 1 Special Assessment Lien(2)                                         5.250     07/01/2024           360,108
       368,000   Merrill Ranch, AZ Community Facilities District
                    No. 2 Special Assessment Lien(2)                                         5.250     07/01/2024           290,613
       926,000   Merrill Ranch, AZ Community Facilities District
                    No. 2 Special Assessment Lien(2)                                         5.300     07/01/2030           679,582
     1,125,000   Palm Valley, AZ Community Facility District No. 3(2)                        5.300     07/15/2031           815,243
       420,000   Parkway, AZ Community Facilities District No. 1 (Prescott Valley)(2)        5.300     07/15/2025           328,990
       350,000   Parkway, AZ Community Facilities District No. 1 (Prescott Valley)(2)        5.350     07/15/2031           255,423
     3,275,000   Phoenix, AZ IDA (America West Airlines)                                     6.250     06/01/2019         2,315,818
     7,500,000   Phoenix, AZ IDA (America West Airlines)                                     6.300     04/01/2023         4,978,500
     1,650,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)(2)                        6.250     07/01/2036         1,380,489
     1,935,000   Phoenix, AZ IDA (Gourmet Boutique West)(2)                                  5.875     11/01/2037         1,301,616
     1,100,000   Phoenix, AZ IDA (Royal Paper Converting)(2)                                 7.000     03/01/2014         1,032,174


                  2 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
ARIZONA CONTINUED
$    5,000,000   Pima County, AZ IDA (American Charter Schools Foundation)(2)                5.625%    07/01/2038   $     3,964,250
     1,935,000   Pima County, AZ IDA (Christian Senior Living)(2)                            5.050     01/01/2037         1,666,848
       400,000   Pima County, AZ IDA (Desert Technology Schools)(3,4)                        6.375     02/01/2014           130,028
     1,000,000   Pima County, AZ IDA (Desert Technology Schools)(3,4)                        7.000     02/01/2024           303,160
     1,250,000   Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)(2)           6.250     06/01/2026         1,040,888
     3,700,000   Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)(2)           6.375     06/01/2036         2,928,846
    12,400,000   Pima County, AZ IDA (Metro Police Facility)(2)                              5.375     07/01/2039        12,604,663
     1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)(2)                             6.750     04/01/2036         1,292,805
       250,000   Pima County, AZ IDA (Paradise Education Center)(2)                          5.875     06/01/2022           196,110
       550,000   Pima County, AZ IDA (Paradise Education Center)(2)                          6.000     06/01/2036           386,342
     1,600,000   Pima County, AZ IDA (Sonoran Science Academy)(2)                            5.670     12/01/2027         1,303,040
     1,960,000   Pima County, AZ IDA (Sonoran Science Academy)(2)                            5.750     12/01/2037         1,502,987
     3,410,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(2)          5.450     12/01/2017         3,267,871
     2,215,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(2)          5.600     12/01/2022         1,967,540
    11,100,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(2)          5.750     12/01/2032         9,399,147
    10,000,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(2)          6.550     12/01/2037         9,372,800
     1,495,000   Pinal County, AZ IDA (San Manuel Facility)(2)                               6.250     06/01/2026         1,256,876
     1,385,000   Prescott Valley, AZ Southside Community Facilities District No. 1(2)        7.250     07/01/2032         1,240,517
     1,500,000   Quail Creek, AZ Community Facilities District(2)                            5.550     07/15/2030         1,108,020
     3,000,000   Salt Verde, AZ Financial Corp.(2)                                           5.000     12/01/2037         2,566,050
     1,435,000   Salte Verde, AZ Financial Corp.(2)                                          5.000     12/01/2032         1,289,878
       265,000   Show Low Bluff, AZ Community Facilities District(2)                         5.600     07/01/2031           194,820
       275,000   Show Low Bluff, AZ Community Facilities District Special Assessment(2)      5.200     07/01/2017           245,047
       730,000   Tucson, AZ IDA (Joint Single Family Mtg.)(2)                                5.000     01/01/2039           680,119
     4,000,000   Verrado, AZ Community Facilities District No. 1(2)                          5.350     07/15/2031         3,001,920
                                                                                                                    ---------------
                                                                                                                        254,934,672
                                                                                                                    ---------------
ARKANSAS--0.1%
     7,700,000   Cave Springs, AR Municipal Property (Creeks Special Sewer District)(2)      6.250     02/01/2038         6,119,729
        25,000   Pine Bluff, AR (International Paper Company)(2)                             5.550     08/15/2022            24,373
     5,460,000   Sebastian County, AR Health Facilities Board (Sparks Regional
                    Medical Center)                                                          5.625     11/01/2031         2,651,867
                                                                                                                    ---------------
                                                                                                                          8,795,969


                  3 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
CALIFORNIA--17.3%
$    3,900,000   Antelope Valley, CA Healthcare District(2)                                  5.250%    09/01/2017   $     3,794,544
       695,000   Azusa, CA Special Tax Community Facilities District No. 05-1(2)             5.000     09/01/2027           496,557
     8,800,000   CA Access to Loans for Learning Student Loan Corp.(2)                       7.375     01/01/2042         9,073,856
   127,310,000   CA County Tobacco Securitization Agency                                     6.489(5)  06/01/2046         5,319,012
   107,400,000   CA County Tobacco Securitization Agency                                     6.619(5)  06/01/2050         2,078,190
    33,920,000   CA County Tobacco Securitization Agency                                     6.650(5)  06/01/2046         1,231,974
   215,100,000   CA County Tobacco Securitization Agency                                     7.000(5)  06/01/2055         2,559,690
   117,250,000   CA County Tobacco Securitization Agency                                     7.129(5)  06/01/2055         1,464,453
   143,610,000   CA County Tobacco Securitization Agency                                     7.300(5)  06/01/2046         6,000,026
   246,760,000   CA County Tobacco Securitization Agency                                     7.477(5)  06/01/2055         2,635,397
    11,485,000   CA County Tobacco Securitization Agency                                     8.150(5)  06/01/2033         1,404,730
   102,000,000   CA County Tobacco Securitization Agency                                     8.550(5)  06/01/2055         1,089,360
    36,000,000   CA County Tobacco Securitization Agency (TASC)(2)                           0.000(7)  06/01/2041        24,208,920
    56,530,000   CA County Tobacco Securitization Agency (TASC)(2)                           0.000(7)  06/01/2046        37,865,490
       255,000   CA County Tobacco Securitization Agency (TASC)(2)                           5.250     06/01/2045           173,132
    19,000,000   CA County Tobacco Securitization Agency (TASC)(2)                           5.250     06/01/2046        12,869,840
     2,435,000   CA County Tobacco Securitization Agency (TASC)(2)                           5.500     06/01/2033         2,045,473
     2,610,000   CA County Tobacco Securitization Agency (TASC)(2)                           5.875     06/01/2035         2,110,211
     7,285,000   CA County Tobacco Securitization Agency (TASC)(2)                           5.875     06/01/2043         5,780,429
     2,930,000   CA County Tobacco Securitization Agency (TASC)(2)                           6.000     06/01/2042         2,373,095
     5,000,000   CA County Tobacco Securitization Agency (TASC)(2)                           6.125     06/01/2038         4,154,250
    57,000,000   CA County Tobacco Securitization Agency (TASC)                              6.400(5)  06/01/2046         2,070,240
   525,920,000   CA County Tobacco Securitization Agency (TASC)                              6.664(5)  06/01/2050        13,295,258
     9,475,000   CA Dept. of Veterans Affairs Home Purchase(2)                               4.900     12/01/2022         8,954,159
    14,855,000   CA Dept. of Veterans Affairs Home Purchase(1)                               5.200     12/01/2028        14,860,870
    30,000,000   CA Educational Funding Services(2)                                          6.250     12/01/2042        17,780,700
    19,000,000   CA Golden State Tobacco Securitization Corp. (TASC)(2)                      5.000     06/01/2033        14,498,520
    19,815,000   CA Golden State Tobacco Securitization Corp. (TASC)(2)                      5.125     06/01/2047        13,164,888
   228,715,000   CA Golden State Tobacco Securitization Corp. (TASC)(1)                      5.750     06/01/2047       168,971,141
   340,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                         6.000(5)  06/01/2047        10,461,800
 1,296,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                         6.082(5)  06/01/2047        45,372,960
    16,000,000   CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO
                    Obligated Group)(2)                                                      5.750     07/01/2039        16,648,480
    15,420,000   CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO
                    Obligated Group)(1)                                                      5.750     07/01/2039        16,045,127
    10,000,000   CA Health Facilities Financing Authority (Sutter Health/California
                    Pacific Medical Center Obligated Group)(2)                               5.000     11/15/2042         9,256,300


                  4 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
CALIFORNIA CONTINUED
$    3,600,000   CA Health Facilities Financing Authority (Sutter Health/California
                    Pacific Medical Center)(2)                                               5.250%    11/15/2046   $     3,439,620
     8,600,000   CA M-S-R Energy Authority(2)                                                7.000     11/01/2034         9,706,390
   160,600,000   CA Silicon Valley Tobacco Securitization Authority                          8.147(5)  06/01/2056         1,734,480
    15,000,000   CA Silicon Valley Tobacco Securitization Authority                          8.150(5)  06/01/2041           967,200
    82,250,000   CA Silicon Valley Tobacco Securitization Authority                          8.435(5)  06/01/2056           795,358
     3,400,000   CA Statewide CDA (740 Olive Street)(2,8)                                    5.100     07/20/2050         3,420,604
     4,660,000   CA Statewide CDA (Aspire Public Schools)(2)                                 7.250     08/01/2031         4,494,151
    14,400,000   CA Statewide CDA (Fairfield Apartments)(3,4)                                7.250     01/01/2035         5,038,848
    16,000,000   CA Statewide CDA (Microgy Holdings)                                         9.000     12/01/2038        12,995,520
     1,500,000   CA Statewide CDA (Notre Dame de Namur University)(2)                        6.625     10/01/2033         1,252,545
     5,000,000   CA Statewide CDA (Sutter Health Obligated Group)(2)                         5.500     08/15/2034         5,013,650
     6,000,000   CA Statewide CDA (Sutter Health Obligated Group)(2)                         5.625     08/15/2042         6,020,160
     1,500,000   CA Statewide CDA (Thomas Jefferson School of Law)(2)                        7.250     10/01/2038         1,513,080
       200,000   CA Statewide CDA Special Tax Community Facilities District No. 2007-1
                    (Orinda)(2)                                                              5.600     09/01/2020           178,510
   555,300,000   CA Statewide Financing Authority Tobacco Settlement(2)                      7.001(5)  06/01/2055         6,608,070
   260,000,000   CA Statewide Financing Authority Tobacco Settlement                         7.876(5)  06/01/2055         2,776,800
   301,950,000   CA Statewide Financing Authority Tobacco Settlement                         8.000(5)  06/01/2046        11,558,646
     4,500,000   CA Statewide Financing Authority Tobacco Settlement (TASC)(2)               6.000     05/01/2037         3,683,205
     1,405,000   CA Statewide Financing Authority Tobacco Settlement (TASC)(2)               6.000     05/01/2043         1,136,350
       100,000   CA Statewide Financing Authority Tobacco Settlement (TASC)(2)               6.000     05/01/2043            80,879
    11,400,000   CA Valley Health System COP                                                 6.875     05/15/2023         6,277,980
        55,000   CA Western Hills Water District Special Tax (Diablo Grande Community
                    Facilities)(2)                                                           6.700     09/01/2020            38,655
    10,465,000   Cerritos, CA Community College District(1)                                  5.250     08/01/2033        10,943,493
       165,000   Chino, CA Community Facilities District Special Tax(2)                      5.000     09/01/2026           128,812
       990,000   Chino, CA Community Facilities District Special Tax No. 2005-1(2)           5.000     09/01/2023           706,632
     1,500,000   Chino, CA Community Facilities District Special Tax No. 2005-1(2)           5.000     09/01/2036           905,025
    33,000,000   Desert, CA Community College District(2)                                    5.000     08/01/2037        33,613,140
       100,000   Fort Bragg, CA Redevel. Agency Tax Allocation(2)                            5.300     05/01/2024            98,313
       200,000   Imperial, CA Redevel. Agency Tax Allocation (Imperial Redevel.)(2)          5.000     12/01/2036           156,724
    80,000,000   Inland, CA Empire Tobacco Securitization Authority (TASC)                   6.750(5)  06/01/2047         2,569,600


                  5 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
CALIFORNIA CONTINUED
$   10,000,000   Inland, CA Empire Tobacco Securitization Authority (TASC)                   7.587%(5) 06/01/2036   $       912,800
   432,795,000   Inland, CA Empire Tobacco Securitization Authority (TASC)                   7.626(5)  06/01/2057         4,241,391
 1,000,000,000   Inland, CA Empire Tobacco Securitization Authority (TASC)                   8.001(5)  06/01/2057         8,750,000
       450,000   Jurupa, CA Community Services District Special Tax Community Facilities
                    District No. 29(2)                                                       8.250     09/01/2029           472,473
     1,000,000   Jurupa, CA Community Services District Special Tax Community Facilities
                    District No. 29(2)                                                       8.625     09/01/2039         1,058,790
     1,000,000   Lake Elsinore, CA Unified School District Community Facilities District
                    No. 04-3(2)                                                              5.250     09/01/2029           642,620
     1,360,000   Lathrop, CA Special Tax Community Facilities District No. 03-2(2)           7.000     09/01/2033         1,318,506
    13,000,000   Long Beach, CA Harbor(1)                                                    5.200     05/15/2027        12,930,460
     8,755,000   Los Angeles County, CA Unified School District(1)                           5.000     01/01/2034         8,875,187
    31,940,000   Los Angeles, CA Dept. of Airports (Los Angeles International
                    Airport)(1)                                                              5.375     05/15/2030        32,497,193
     5,000,000   Los Angeles, CA Dept. of Water & Power(1)                                   5.000     07/01/2034         5,161,175
     5,000,000   Los Angeles, CA Dept. of Water & Power(1)                                   5.000     07/01/2039         5,101,050
    16,260,000   Los Angeles, CA Harbor Dept.(1)                                             5.250     08/01/2039        16,849,019
     5,700,000   Los Angeles, CA Regional Airports Improvement Corp. (Air Canada)            8.750     10/01/2014         5,126,295
        20,000   Los Angeles, CA Regional Airports Improvement Corp. (American
                    Airlines)(2)                                                             7.000     12/01/2012            19,572
     5,350,000   Los Angeles, CA Regional Airports Improvement Corp. (American
                    Airlines)(2)                                                             7.125     12/01/2024         5,059,549
    17,810,000   Los Angeles, CA Regional Airports Improvement Corp. (American
                    Airlines)(2)                                                             7.500     12/01/2024        17,050,938
    74,145,000   Los Angeles, CA Regional Airports Improvement Corp. (American
                    Airlines)(2)                                                             7.500     12/01/2024        70,984,940
     2,825,000   Los Angeles, CA Regional Airports Improvement Corp. (Continental
                    Airlines)(2)                                                             5.650     08/01/2017         2,512,414
     1,135,000   Los Angeles, CA Regional Airports Improvement Corp. (Delta Airlines)(2)     6.350     11/01/2025         1,003,942
    12,900,000   Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental
                    Airlines)(2)                                                             9.250     08/01/2024        12,914,061
       400,000   Los Angeles, CA Regional Airports Improvement Corp. (United
                    Airlines)(3,4)                                                           6.875     11/15/2012           394,352
     2,590,000   Los Angeles, CA Regional Airports Improvement Corp. (United
                    Airlines)(3,4)                                                           8.800     11/15/2021         2,601,008
    11,000,000   Los Angeles, CA Unified School District(1)                                  5.000     07/01/2032        11,188,485
    30,000,000   Los Angeles, CA Unified School District(1)                                  5.000     07/01/2032        30,514,050
     7,330,000   Los Angeles, CA Unified School District(1)                                  5.000     01/01/2034         7,430,705
    10,550,000   Los Angeles, CA Unified School District(1)                                  5.000     01/01/2034        10,694,883
    11,535,000   Newport Beach, CA (Presbyterian Hoag Memorial Hospital)(1)                  5.000     12/01/2024        11,736,546


                  6 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
CALIFORNIA CONTINUED
$  115,975,000   Northern CA Tobacco Securitization Authority (TASC)                         6.375%(5) 06/01/2045   $     4,612,326
     5,925,000   Palm Desert, CA Improvement Bond Act 1915(2)                                5.100     09/02/2037         3,818,781
     2,500,000   Rancho Mirage, CA Joint Powers Financing Authority (Eisenhower Medical
                    Center/Eisenhower Health Services Obligated Group)(2)                    5.000     07/01/2047         2,255,675
        20,000   Rancho Santa Fe, CA Community Services District Special Tax(2)              6.700     09/01/2030            20,007
     2,200,000   San Diego County, CA COP(2)                                                 5.700     02/01/2028         1,577,796
    15,000,000   San Diego, CA Public Facilities Financing Authority(1)                      5.375     08/01/2034        15,807,750
    22,110,000   San Francisco, CA Bay Area Toll Authority(1)                                5.000     04/01/2031        22,657,665
    16,260,000   San Francisco, CA Bay Area Toll Authority(1)                                5.125     04/01/2047        16,571,341
    12,000,000   Southern CA Metropolitan Water District(1)                                  5.000     07/01/2035        12,508,560
    45,440,000   Southern CA Tobacco Securitization Authority(2)                             5.125     06/01/2046        30,108,090
   195,570,000   Southern CA Tobacco Securitization Authority                                6.383(5)  06/01/2046         7,486,420
    41,325,000   Southern CA Tobacco Securitization Authority                                6.400(5)  06/01/2046         1,500,924
   143,080,000   Southern CA Tobacco Securitization Authority                                7.100(5)  06/01/2046         4,084,934
     5,125,000   Southern CA Tobacco Securitization Authority (TASC)(2)                      5.000     06/01/2037         3,859,791
     5,425,000   Temecula, CA Public Financing Authority Community Facilities District
                    (Roripaugh)(2)                                                           5.450     09/01/2026         3,179,972
     4,000,000   Temecula, CA Public Financing Authority Community Facilities District
                    (Roripaugh)(2)                                                           5.500     09/01/2036         2,082,640
     1,620,000   Vista, CA COP(2)                                                            5.000     05/01/2037         1,505,839
     1,250,000   Washington Township, CA Health Care District(2)                             5.000     07/01/2037         1,151,613
     1,565,000   Washington Township, CA Health Care District(2)                             5.250     07/01/2029         1,529,240
        60,000   West Patterson, CA Financing Authority Special Tax(2)                       6.700     09/01/2032            50,930
        35,000   West Patterson, CA Financing Authority Special Tax Community Facilities
                    District No. 2001-1-A(2)                                                 6.500     09/01/2026            30,185
    15,000,000   Westminster, CA Redevel. Agency Tax Allocation(1)                           5.750     11/01/2045        15,929,325
     7,500,000   Westminster, CA Redevel. Agency Tax Allocation(1)                           6.250     11/01/2039         8,571,938
        75,000   Woodland, CA Special Tax Community Facilities District No. 1(2)             6.000     09/01/2028            66,352
                                                                                                                    ---------------
                                                                                                                      1,066,972,010
                                                                                                                    ---------------
COLORADO--4.5%
     3,630,000   Arkansas River, CO Power Authority(2)                                       6.000     10/01/2040         3,631,271
     1,000,000   CO Andonea Metropolitan District No. 2(2)                                   6.125     12/01/2025           800,420
     2,380,000   CO Andonea Metropolitan District No. 3(2)                                   6.250     12/01/2035         1,740,494
     5,000,000   CO Arista Metropolitan District(2)                                          6.750     12/01/2035         3,529,450
    14,000,000   CO Arista Metropolitan District                                             9.250     12/01/2037        12,516,280
     2,620,000   CO Beacon Point Metropolitan District(2)                                    6.125     12/01/2025         2,146,854
     3,500,000   CO Beacon Point Metropolitan District(2)                                    6.250     12/01/2035         2,702,560
     1,000,000   CO Castle Oaks Metropolitan District(2)                                     6.000     12/01/2025           789,500
     1,500,000   CO Castle Oaks Metropolitan District(2)                                     6.125     12/01/2035         1,107,660
     5,755,000   CO Central Marksheffel Metropolitan District(2)                             7.250     12/01/2029         4,992,923


                  7 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
COLORADO CONTINUED
$    1,000,000   CO Confluence Metropolitan District(2)                                      5.400%    12/01/2027   $       708,970
     1,000,000   CO Copperleaf Metropolitan District No. 2(2)                                5.850     12/01/2026           720,840
     1,850,000   CO Copperleaf Metropolitan District No. 2(2)                                5.950     12/01/2036         1,224,663
     1,025,000   CO Country Club Highlands Metropolitan District(2)                          7.250     12/01/2037           807,710
     1,700,000   CO Crystal Crossing Metropolitan District(2)                                6.000     12/01/2036         1,133,645
     1,255,000   CO Educational and Cultural Facilities Authority (Carbon Valley Academy
                    Charter School)(2)                                                       5.625     12/01/2036           966,174
       885,000   CO Educational and Cultural Facilities Authority (Crown Point Charter
                    School)(2)                                                               5.000     07/15/2039           797,872
     2,475,000   CO Educational and Cultural Facilities Authority (Inn at Auraria)           5.375     07/01/2015         1,938,346
    24,295,000   CO Educational and Cultural Facilities Authority (Inn at Auraria)           6.000     07/01/2042        13,696,792
     1,335,000   CO Elbert and Highway 86 Metropolitan District(2)                           5.750     12/01/2036           926,263
     5,000,000   CO Elbert and Highway 86 Metropolitan District(2)                           7.500     12/01/2032         4,203,750
     2,468,000   CO Elkhorn Ranch Metropolitan District(2)                                   6.375     12/01/2035         1,885,848
       700,000   CO Fallbrook Metropolitan District(2)                                       5.625     12/01/2026           525,378
     1,225,000   CO Health Facilities Authority Health & Residential Care Facilities
                    (Volunteers of America)(2)                                               5.300     07/01/2037           891,335
     2,960,000   CO Heritage Todd Creek Metropolitan District(2)                             5.500     12/01/2037         1,948,568
     5,325,000   CO High Plains Metropolitan District(2)                                     6.125     12/01/2025         4,183,640
    10,875,000   CO High Plains Metropolitan District(2)                                     6.250     12/01/2035         7,952,888
     1,060,000   CO Horse Creek Metropolitan District(2)                                     5.750     12/01/2036           728,167
       160,000   CO Hsg. & Finance Authority(2)                                              6.400     11/01/2024           163,706
       275,000   CO Hsg. & Finance Authority(2)                                              8.400     10/01/2021           299,731
         5,000   CO Hsg. & Finance Authority (Single Family)(2)                              6.500     11/01/2029             5,148
        15,000   CO Hsg. & Finance Authority (Single Family)(2)                              6.800     04/01/2030            15,384
        14,000   CO Hsg. & Finance Authority (Single Family)(2)                              7.250     05/01/2027            14,264
     1,700,000   CO Huntington Trails Metropolitan District                                  0.000(7)  12/01/2037         1,644,733
       500,000   CO Huntington Trails Metropolitan District(2)                               6.250     12/01/2036           364,365
     7,050,000   CO International Center Metropolitan District No.3(2)                       6.500     12/01/2035         5,061,900
     1,145,000   CO Liberty Ranch Metropolitan District(2)                                   6.250     12/01/2036           834,396
     1,875,000   CO Madre Metropolitan District No. 2(2)                                     5.500     12/01/2036         1,223,569
     2,800,000   CO Mountain Shadows Metropolitan District(2)                                5.625     12/01/2037         1,804,544
     1,725,000   CO Multifamily Hsg. Revenue Bond Pass-Through Certificates (MS
                    Loveland/American International Obligated Group)(2)                      6.000(6)  11/01/2033         1,561,556
     3,000,000   CO Murphy Creek Metropolitan District No. 3(2)                              6.000     12/01/2026         1,636,140
    10,060,000   CO Murphy Creek Metropolitan District No. 3(2)                              6.125     12/01/2035         5,014,508
     2,275,000   CO Neu Towne Metropolitan District(3)                                       7.250     12/01/2034           727,113
     1,290,000   CO North Range Metropolitan District No. 2(2)                               5.500     12/15/2018         1,087,509
     1,000,000   CO North Range Metropolitan District No. 2(2)                               5.500     12/15/2037           687,190
     4,500,000   CO Northwest Metropolitan District No. 3(2)                                 6.125     12/01/2025         3,601,890
     7,855,000   CO Northwest Metropolitan District No. 3(2)                                 6.250     12/01/2035         5,901,304


                  8 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
COLORADO CONTINUED
$   13,305,000   CO Park Valley Water and Sanitation Metropolitan District                   6.000%(5) 12/15/2017   $     8,545,535
       320,000   CO Potomac Farms Metropolitan District(2)                                   0.000(7)  12/01/2023           267,322
     1,590,000   CO Potomac Farms Metropolitan District(2)                                   7.250     12/01/2037         1,136,135
       850,000   CO Prairie Center Metropolitan District No. 3(2)                            5.250     12/15/2021           711,297
     1,250,000   CO Prairie Center Metropolitan District No. 3(2)                            5.400     12/15/2031           948,825
     1,000,000   CO Prairie Center Metropolitan District No. 3(2)                            5.400     12/15/2031           759,060
     2,275,000   CO Regency Metropolitan District(2)                                         5.750     12/01/2036         1,585,493
     1,750,000   CO Serenity Ridge Metropolitan District No. 2                               7.500     12/01/2034           786,450
     1,320,000   CO Silver Peaks Metropolitan District(2)                                    5.750     12/01/2036           894,907
    10,230,000   CO Sorrell Ranch Metropolitan District(2)                                   5.750     12/01/2036         7,677,820
     1,735,000   CO Sorrell Ranch Metropolitan District                                      6.750     12/15/2036         1,383,073
     1,330,000   CO Stoneridge Metropolitan District(2)                                      5.625     12/01/2036           909,654
     2,065,000   CO Tallgrass Metropolitan District(2)                                       5.250     12/01/2037         1,529,401
     8,000,000   CO Talon Pointe Metropolitan District(2)                                    8.000     12/01/2039         7,233,600
       655,000   CO Todd Creek Farms Metropolitan District No. 1                             6.125     12/01/2019           327,755
       695,000   CO Traditions Metropolitan District No. 2(2)                                5.750     12/01/2036           477,430
     4,390,000   CO Traditions Metropolitan District No. 2 CAB                               0.000(7)  12/15/2037         3,003,858
     3,780,000   CO Waterview I Metropolitan District(2)                                     8.000     12/15/2032         3,357,736
       500,000   CO Wheatlands Metropolitan District(2)                                      6.000     12/01/2025           394,750
     2,500,000   CO Wheatlands Metropolitan District(2)                                      6.125     12/01/2035         1,826,125
     4,000,000   CO Wheatlands Metropolitan District No. 2                                   8.250     12/15/2035         3,636,560
     3,875,000   CO Woodmen Heights Metropolitan District No. 1(2)                           6.750     12/01/2020         3,424,260
    21,195,000   CO Woodmen Heights Metropolitan District No. 1(2)                           7.000     12/01/2030        17,354,890
       500,000   CO Wyndham Hill Metropolitan District(2)                                    6.250     12/01/2025           396,385
       892,000   CO Wyndham Hill Metropolitan District(2)                                    6.375     12/01/2035           663,532
    18,510,000   Colorado Springs, CO Urban Renewal (University Village Colorado)(2)         7.000     12/01/2029        16,110,364
    75,375,000   Denver, CO City & County Airport Special Facilities
                    (United Air Lines)(2)                                                    5.250     10/01/2032        53,387,359
    35,200,000   Denver, CO City & County Airport Special Facilities
                    (United Air Lines)(2)                                                    5.750     10/01/2032        26,758,336
       375,000   Eagle County, CO Airport Terminal Corp.(2)                                  5.250     05/01/2020           314,078
                                                                                                                    ---------------
                                                                                                                        276,649,201
                                                                                                                    ---------------
CONNECTICUT--0.1%
       145,000   CT Devel. Authority (Bridgeport Hydraulic Company)(2)                       6.150     04/01/2035           145,165
       125,000   CT Devel. Authority (Bridgeport Hydraulic Company)(2)                       6.150     04/01/2035           125,143
        80,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated
                    Group)(2)                                                                6.500     07/01/2012            80,182
        20,000   CT H&EFA (St. Mary's Hospital Corp.)(2)                                     5.500     07/01/2012            19,999
       470,000   Georgetown, CT Special Taxing District                                      5.125     10/01/2036           222,131
     3,750,000   Mashantucket, CT Western Pequot Tribe, Series B                             5.500     09/01/2036         2,010,000
     1,750,000   Mashantucket, CT Western Pequot Tribe, Series B                             5.750     09/01/2027           930,633


                  9 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
CONNECTICUT CONTINUED
$    6,000,000   Mashantucket, CT Western Pequot Tribe, Series B(9)                          6.500%    09/01/2031   $     3,205,260
     1,715,000   West Haven, CT Hsg. Authority (Meadow Landing Apartments)(2)                6.000     01/01/2028         1,581,299
                                                                                                                    ---------------
                                                                                                                          8,319,812
                                                                                                                    ---------------
DELAWARE--0.1%
        55,000   DE Hsg. Authority (Single Family Mtg.)(2)                                   6.000     07/01/2032            55,281
     6,939,000   Millsboro, DE Special Obligation (Plantation Lakes)(2)                      5.450     07/01/2036         4,395,024
                                                                                                                    ---------------
                                                                                                                          4,450,305
                                                                                                                    ---------------
DISTRICT OF COLUMBIA--2.3%
       170,000   District of Columbia HFA (Benning Road Apartments)(2)                       6.300     01/01/2012           164,747
    10,380,000   District of Columbia HFA (Shipley Park Apartments)(1)                       4.800     06/01/2038        10,216,411
       105,000   District of Columbia Tobacco Settlement Financing Corp.(2)                  6.250     05/15/2024           105,265
    32,680,000   District of Columbia Tobacco Settlement Financing Corp.(2)                  6.750     05/15/2040        31,814,634
   515,000,000   District of Columbia Tobacco Settlement Financing Corp. (TASC)              6.367(5)  06/15/2046        19,307,350
 1,375,680,000   District of Columbia Tobacco Settlement Financing Corp. (TASC)              6.897(5)  06/15/2055        15,545,184
 1,055,000,000   District of Columbia Tobacco Settlement Financing Corp. (TASC)              7.250(5)  06/15/2055        11,415,100
    30,000,000   Metropolitan Washington D.C. Airport Authority(2)                           5.000     10/01/2032        29,836,800
    12,100,000   Metropolitan Washington D.C. Airport Authority, Series B(1)                 5.000     10/01/2034        11,972,171
    16,615,000   Metropolitan Washington, D.C. Airport Authority (Dulles Toll Road)(2)       1.060(5)  10/01/2041        11,352,033
                                                                                                                    ---------------
                                                                                                                        141,729,695
                                                                                                                    ---------------
FLORIDA--16.9%
     1,085,000   Aberdeen, FL Community Devel. District                                      5.250     11/01/2015           652,801
       320,000   Aberdeen, FL Community Devel. District                                      5.500     11/01/2011           202,992
    22,800,000   Aberdeen, FL Community Devel. District                                      5.500     05/01/2036        13,085,604
     8,000,000   Alachua County, FL Industrial Devel. Revenue (North Florida Retirement
                    Village)(2)                                                              5.875     11/15/2042         6,126,240
     5,350,000   Amelia Concourse, FL Community Devel. District(3)                           5.750     05/01/2038         2,661,786
     1,770,000   Amelia Walk, FL Community Devel. District Special Assessment(3)             5.500     05/01/2037           901,514
    12,205,000   Arborwood, FL Community Devel. District (Centex Homes)(2)                   5.250     05/01/2016         9,889,589
    13,850,000   Arlington Ridge, FL Community Devel. District                               5.500     05/01/2036         6,091,369
     9,115,000   Ave Maria Stewardship, FL Community Devel. District(2)                      5.125     05/01/2038         5,887,925
     2,200,000   Avelar Creek, FL Community Devel. District(2)                               5.375     05/01/2036         1,442,342


                 10 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
FLORIDA CONTINUED
$    1,045,000   Avignon Villages, FL Community Devel. District(3,4)                         5.300%    05/01/2014   $       345,373
       755,000   Avignon Villages, FL Community Devel. District(3,4)                         5.400     05/01/2037           249,603
     1,000,000   Bahia Lakes, FL Community Devel. District(2)                                5.450     05/01/2037           660,110
     2,585,000   Bainebridge, FL Community Devel. District(2)                                5.500     05/01/2038         1,521,790
    10,000,000   Baker, FL Correctional Devel. Corp. (Detention Center)(2)                   7.500     02/01/2030         8,521,500
     2,470,000   Bay Laurel Center, FL Community Devel. District Special Assessment(2)       5.450     05/01/2037         1,740,609
       225,000   Bayshore, FL Hsg. Corp.(3)                                                  8.000     12/01/2016            59,621
     4,385,000   Baywinds, FL Community Devel. District(3)                                   4.900     05/01/2012         1,974,566
    10,650,000   Baywinds, FL Community Devel. District                                      5.250     05/01/2037         4,890,587
    10,640,000   Bella Verde, FL Golf Community Devel. District(3,4,10)                      7.250     05/15/2009         3,883,600
    10,000,000   Bonnet Creek, FL Resort Community Devel. District Special Assessment(2)     7.375     05/01/2034         9,134,300
     9,625,000   Bonnet Creek, FL Resort Community Devel. District Special Assessment(2)     7.500     05/01/2034         8,918,044
     3,950,000   Boynton Village, FL Community Devel. District Special Assessment(2)         6.000     05/01/2038         2,951,361
        75,000   Broward County, FL Educational Facilities Authority (Pompano Oaks
                    Apartments)(2)                                                           6.000     12/01/2027            75,070
        25,000   Broward County, FL HFA (Cross Keys Apartments)(2)                           5.750     10/01/2028            24,743
    12,475,000   Broward County, FL HFA (Pembroke Village Apartments)(2)                     7.000     06/01/2046        12,110,730
       480,000   Broward County, FL HFA (Single Family)(2)                                   5.000     10/01/2039           481,632
        15,000   Broward County, FL HFA (Stirling Apartments)(2)                             5.600     10/01/2018            15,066
       125,000   Broward County, FL HFA (Stirling Apartments)(2)                             5.750     04/01/2038           125,459
    16,500,000   Broward County, FL Water and Sewer(1)                                       5.250     10/01/2034        17,069,333
     5,955,000   Buckeye Park, FL Community Devel. District(3)                               7.875     05/01/2038         2,942,068
       800,000   Cascades, FL Groveland Community Devel. District(2)                         5.300     05/01/2036           356,936
    25,500,000   CFM, FL Community Devel. District, Series A                                 6.250     05/01/2035        11,551,755
     2,500,000   Chapel Creek, FL Community Devel. District Special Assessment               5.200     05/01/2011         1,066,300
     3,665,000   Chapel Creek, FL Community Devel. District Special Assessment               5.250     05/01/2015         1,490,739
    12,480,000   Chapel Creek, FL Community Devel. District Special Assessment               5.500     05/01/2038         4,760,371
     4,100,000   City Center, FL Community Devel. District                                   6.000     05/01/2038         2,228,104
     7,430,000   City Center, FL Community Devel. District                                   6.125     05/01/2036         4,266,306
    26,530,000   Clearwater Cay, FL Community Devel. District                                5.500     05/01/2037        11,928,153
        55,000   Collier County, FL IDA (Allete)(2)                                          6.500     10/01/2025            55,008
    16,110,000   Concord Stations, FL Community Devel. District                              5.300     05/01/2035         7,560,262
     3,775,000   Connerton West, FL Community Devel. District                                5.125     05/01/2016         1,427,516
     4,310,000   Connerton West, FL Community Devel. District(2)                             5.400     05/01/2038         1,797,787
     4,910,000   Copperstone, FL Community Devel. District(2)                                5.200     05/01/2038         3,214,970
     7,400,000   Cordoba Ranch, FL Community Devel. District Special Assessment(3)           5.550     05/01/2037         2,919,152
     3,125,000   Coronado, FL Community Devel. District(2)                                   6.000     05/01/2038         2,235,781


                 11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
FLORIDA CONTINUED
$    3,230,000   Creekside, FL Community Devel. District                                     5.200%    05/01/2038   $     1,762,869
     1,100,000   Crestview II, FL Community Devel. District Special Assessment(2)            5.600     05/01/2037           853,941
     2,625,000   Crosscreek, FL Community Devel. District(2)                                 5.500     05/01/2017           985,924
     1,280,000   Crosscreek, FL Community Devel. District(2)                                 5.600     05/01/2039           480,845
     9,440,000   Cypress Creek of Hillsborough County, FL Community Devel. District(2)       5.350     05/01/2037         4,560,086
        45,000   Dade County, FL HFA (Golden Lakes Apartments)(2)                            6.050     11/01/2039            44,999
        90,000   Dade County, FL HFA (Siesta Pointe Apartments)(10)                          5.650     09/01/2017            90,082
         8,441   Dade County, FL HFA (Single Family Mtg.)(2)                                 6.100     04/01/2027             8,532
     1,700,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)(2)                     8.000     06/01/2022         1,523,965
       115,000   Dade County, FL Res Rec(2)                                                  5.500     10/01/2013           115,200
     7,815,000   Deer Run, FL Community Devel. District Special Assessment(2)                7.625     05/01/2039         6,314,676
     2,955,000   Durbin Crossing, FL Community Devel. District Special Assessment(2)         5.250     11/01/2015         1,955,058
     3,310,000   East Homestead, FL Community Devel. District(2)                             5.375     05/01/2036         2,410,607
       900,000   East Homestead, FL Community Devel. District(2)                             5.450     11/01/2036           666,909
     2,225,000   East Park, FL Community Devel. District Special Assessment(2)               7.500     05/01/2039         1,871,893
     1,095,000   Easton Park, FL Community Devel. District(2)                                5.200     05/01/2037           698,413
         5,000   Edgewater, FL Water & Sewer(2)                                              7.000     10/01/2021             5,023
     1,500,000   Enclave at Black Point Marina, FL Community Devel. District(3)              5.200     05/01/2014           920,730
     1,225,000   Enclave at Black Point Marina, FL Community Devel. District(3)              5.400     05/01/2037           741,419
        75,000   Escambia County, FL HFA (Single Family Mtg.)(2)                             5.500     10/01/2031            75,416
    21,000,000   Fiddler's Creek, FL Community Devel. District No. 2                         6.000     05/01/2038        12,771,360
       175,000   FL Capital Projects Finance Authority (Peerless Group)(2)                   7.500     08/01/2019           136,960
    26,200,000   FL Capital Trust Agency (AHF Florida LLC)                                   8.125     10/01/2038         4,715,476
     3,085,000   FL Capital Trust Agency (American Opportunity)(2)                           5.750     06/01/2023         1,929,606
     2,000,000   FL Capital Trust Agency (American Opportunity)(2)                           5.875     06/01/2038         1,072,180
       950,000   FL Capital Trust Agency (American Opportunity)                              7.250     06/01/2038           434,179
       690,000   FL Capital Trust Agency (American Opportunity)                              8.250     12/01/2038           279,347
     7,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                          7.000     07/15/2032         3,471,090
    13,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                          8.260     07/15/2038         6,453,200
     2,460,000   FL Gateway Services Community Devel. District (Sun City Center)(2)          6.500     05/01/2033         2,134,394
        30,000   FL HFA (Hsg. Partners of Panama City)                                       5.700     05/01/2037            29,469
       100,000   FL HFA (Mar Lago Village Apartments)(2)                                     5.900     12/01/2027            90,418
       115,000   FL HFA (Reserve at Kanapaha)(2)                                             5.700     07/01/2037           109,172
        20,000   FL HFA (Spinnaker Cove Apartments)                                          6.500     07/01/2036            20,008
     1,345,000   FL HFA (St. Cloud Village Associates)                                       8.000     02/15/2030         1,050,902
        95,000   FL HFA (Stoddert Arms Apartments)(2)                                        6.250     09/01/2026            95,044
        15,000   FL HFA (Wentworth Apartments)                                               5.450     10/01/2037            12,846


                 12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
FLORIDA CONTINUED
$       10,000   FL HFA (Wentworth Apts.)                                                    5.350%    10/01/2027   $         8,941
        50,000   FL HFA (Willow Lake Apartments)(2)                                          5.250     01/01/2021            47,169
       100,000   FL HFA (Willow Lake Apartments)(2)                                          5.350     07/01/2027            89,490
       100,000   FL HFC (Ashton Point Apartments)(2)                                         5.750     07/01/2036           100,484
        85,000   FL HFC (Brittany of Rosemont)(2)                                            6.250     07/01/2035            85,002
        20,000   FL HFC (East Lake Apartments)(2)                                            5.050     10/01/2026            18,670
        45,000   FL HFC (Grande Pointe Apartments)(2)                                        6.000     07/01/2038            45,333
       115,000   FL HFC (Homeowner Mtg.)                                                     5.573(5)  01/01/2029            37,592
     8,100,000   FL HFC (Homeowner Mtg.)(1)                                                  5.150     07/01/2038         8,167,524
        15,000   FL HFC (Homeowner Mtg.)(2)                                                  6.250     07/01/2022            15,315
       145,000   FL HFC (Logan Heights Apartments)(2)                                        6.000     10/01/2039           145,381
        25,000   FL HFC (Mystic Pointe II)(2)                                                6.100     12/01/2035            25,537
        25,000   FL HFC (Raceway Pointe Apartments)(2)                                       5.950     09/01/2032            24,998
        10,000   FL HFC (River Trace Senior Apartments)(2)                                   5.800     01/01/2041            10,054
        10,000   FL HFC (Sanctuary Winterlakes)(2)                                           5.850     09/01/2026            10,142
        20,000   FL HFC (Sheridan Place of Bredenton)(2)                                     5.500     10/01/2036            20,220
        95,000   FL HFC (Spring Harbor Apartments)(2)                                        5.900     08/01/2039            95,807
        10,000   FL HFC (Sundance Pointe Associates)(2)                                      5.850     02/01/2037            10,064
        10,000   FL HFC (Villas De Mallorca)(2)                                              5.750     07/01/2027            10,212
     5,075,000   FL HFC (Westchase Apartments)                                               6.610     07/01/2038         3,387,309
     8,630,000   FL Island at Doral III Community Devel. District Special Assessment(2)      5.900     05/01/2035         5,389,780
     3,400,000   FL Lake Ashton II Community Devel. District(2)                              5.375     05/01/2036         2,290,240
     2,910,000   FL Mira Lago West Community Devel. District(2)                              5.375     05/01/2036         2,074,568
     1,555,000   FL New Port Tampa Bay Community Devel. District(10)                         5.300     11/01/2012           543,939
    24,390,000   FL New Port Tampa Bay Community Devel. District(10)                         5.875     05/01/2038         8,531,378
     1,500,000   FL Parker Road Community Devel. District(2)                                 5.350     05/01/2015           930,375
     1,480,000   FL Parker Road Community Devel. District(2)                                 5.600     05/01/2038           860,354
     1,500,000   Flora Ridge, FL Educational Facilities Benefit District(2)                  5.300     05/01/2037         1,054,800
     5,100,000   Fontainbleau Lakes, FL Community Devel. District(2)                         6.000     05/01/2015         2,777,868
     4,000,000   Fontainbleau Lakes, FL Community Devel. District(2)                         6.000     05/01/2038         2,346,480
     9,405,000   Forest Creek, FL Community Devel. District(3)                               5.450     05/01/2036         4,352,446
     7,915,000   Glades, FL Correctional Devel. Corp. (Glades County Detention)(2)           7.375     03/01/2030         6,599,923
    10,000,000   Grand Bay at Doral, FL Community Devel. District(2)                         6.000     05/01/2017         6,672,000
     8,735,000   Grand Bay at Doral, FL Community Devel. District(2)                         6.000     05/01/2039         4,527,438
    12,200,000   Greater Lakes/Sawgrass Bay, FL Community Devel. District                    5.500     05/01/2038         6,443,186
    14,965,000   Greater Orlando, FL Aviation Authority (JetBlue Airways Corp.)              6.500     11/15/2036        12,187,496
     2,830,000   Greyhawk Landing, FL Community Devel. District Special Assessment(2)        7.000     05/01/2033         2,813,869
       100,000   Gulf Breeze, FL GO(2)                                                       5.900     12/01/2015           100,137


                 13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
FLORIDA CONTINUED
$    5,855,000   Hammocks, FL Community Devel. District Special Assessment(2)                5.500%    05/01/2037   $     3,177,567
     8,800,000   Harrison Ranch, FL Community Devel. District(2)                             5.300     05/01/2038         5,446,144
     1,125,000   Hawks Point, FL Community Devel. District(2)                                5.300     05/01/2039           726,795
    15,435,000   Heritage Bay, FL Community Devel. District(2)                               5.500     05/01/2036        10,237,418
    17,850,000   Heritage Harbour North, FL Community Devel. District(2)                     6.375     05/01/2038        13,397,496
     1,910,000   Heritage Plantation, FL Community Devel. District                           5.100     11/01/2013         1,325,483
     3,480,000   Heritage Plantation, FL Community Devel. District                           5.400     05/01/2037         1,749,744
     8,930,000   Hialeah Gardens, FL Health Facilities Authority
                    (CHS/SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)(2)                     5.250     08/15/2031         8,625,755
       930,000   Highland Meadows, FL Community Devel. District Special Assessment,
                    Series A(2)                                                              5.500     05/01/2036           406,810
    13,500,000   Highlands County, FL Health Facilities Authority (ABH/AGH/AHS-GA
                    Obligated Group)(2)                                                      5.125     11/15/2032        13,048,020
     4,035,000   Highlands, FL Community Devel. District(3)                                  5.550     05/01/2036         2,106,916
     2,000,000   Hillsborough County, FL IDA (National Gypsum Company)(2)                    7.125     04/01/2030         1,386,400
     9,250,000   Hillsborough County, FL IDA (Senior Care Group)(2)                          6.700     07/01/2021         8,795,548
     6,035,000   Hillsborough County, FL IDA (Senior Care Group)(2)                          6.750     07/01/2029         5,480,625
    11,300,000   Indigo, FL Community Devel. District(2)                                     5.750     05/01/2036         6,158,726
       715,000   Jacksonville, FL Water and Sewage (United Waterworks)(2)                    6.350     08/01/2025           715,279
     2,800,000   Keys Cove, FL Community Devel. District(2)                                  5.500     05/01/2036         2,083,004
     1,160,000   Keys Cove, FL Community Devel. District(2)                                  5.875     05/01/2035         1,014,478
       920,000   Lake Frances, FL Community Devel. District Special Assessment(3)            5.300     05/01/2037           483,994
     2,000,000   Lakeside Landings, FL Devel. District(3)                                    5.250     05/01/2013           919,180
       750,000   Lakeside Landings, FL Devel. District(3)                                    5.500     05/01/2038           339,008
     9,260,000   Lakewood Ranch, FL Stewardship District(2)                                  5.500     05/01/2036         5,573,872
    12,000,000   Lakewood Ranch, FL Stewardship District (Country Club
                    East Investors)(2)                                                       5.400     05/01/2037         7,145,160
    14,500,000   Landmark at Doral, FL Community Devel. District Special Assessment          5.200     05/01/2015         4,792,685
     8,000,000   Landmark at Doral, FL Community Devel. District Special Assessment          5.500     05/01/2038         2,644,880
        69,247   Largo, FL Sun Coast Health System (Sun Coast Hospital)(3)                   6.200     03/01/2013            35,385
        65,000   Lee County, FL HFA (Single Family Mtg.)(2)                                  7.200     03/01/2033            66,183
     1,200,000   Legends Bay, FL Community Devel. District(2)                                5.500     05/01/2014           784,788
     1,500,000   Legends Bay, FL Community Devel. District(2)                                5.875     05/01/2038           897,705
       100,000   Leon County, FL Educational Facilities Authority (Southgate Residence
                    Hall)                                                                    6.750     09/01/2028            77,004
     1,385,000   Liberty County, FL Revenue (Twin Oaks)                                      8.250     07/01/2028         1,187,194
     7,955,000   Madeira, FL Community Devel. District(2)                                    5.250     11/01/2014         4,117,269
     8,045,000   Madeira, FL Community Devel. District(2)                                    5.450     05/01/2039         3,908,020


                 14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
FLORIDA CONTINUED
$    1,550,000   Madison County, FL Mtg. (Twin Oaks)(2)                                      6.000%    07/01/2025   $     1,162,314
     5,000,000   Magnolia Creek, FL Community Devel. District(2)                             5.600     05/01/2014         3,263,500
     5,360,000   Magnolia Creek, FL Community Devel. District(2)                             5.900     05/01/2039         3,316,125
     2,855,000   Magnolia West, FL Community Devel. District Special Assessment(2)           5.350     05/01/2037         1,657,071
     3,000,000   Main Street, FL Community Devel. District(2)                                6.800     05/01/2038         2,244,630
    14,255,000   Martin County, FL IDA (Indiantown Cogeneration)(2)                          7.875     12/15/2025        14,258,564
     1,035,000   Martin County, FL IDA (Indiantown Cogeneration)(2)                          8.050     12/15/2025         1,035,352
     4,800,000   Meadow Woods, FL Community Devel. District Special Assessment(2)            6.050     05/01/2035         2,536,560
     3,980,000   Mediterranea, FL Community Devel. District Special Assessment(2)            5.600     05/01/2037         2,432,138
     1,075,000   Miami Beach, FL Health Facilities Authority (Mt. Sinai
                    Medical Center)(2)                                                       6.700     11/15/2019         1,082,568
       540,000   Miami Beach, FL Health Facilities Authority (Mt. Sinai
                    Medical Center)(2)                                                       6.800     11/15/2031           491,972
    15,000,000   Miami-Dade County, FL Aviation (Miami International Airport)(1)             5.000     10/01/2040        14,081,200
    10,000,000   Miami-Dade County, FL School Board COP(1)                                   5.000     02/01/2027        10,260,100
    10,000,000   Miami-Dade County, FL School Board COP(1)                                   5.250     02/01/2027        10,446,300
    50,000,000   Miami-Dade County, FL School Board COP(1)                                   5.375     02/01/2034        51,934,750
    11,590,000   Miromar Lakes, FL Community Devel. District(2)                              6.875     05/01/2035         9,095,948
     9,725,000   Miromar Lakes, FL Community Devel. District(2)                              7.375     05/01/2032         8,301,746
    16,355,000   Montecito, FL Community Devel. District                                     5.100     05/01/2013         8,032,595
     5,535,000   Montecito, FL Community Devel. District                                     5.500     05/01/2037         2,498,997
       680,000   Moody River, FL Estates Community Devel. District(2)                        5.350     05/01/2036           387,212
    16,670,000   Myrtle Creek, FL Improvement District Special Assessment(2)                 5.200     05/01/2037         9,458,058
    11,150,000   Nassau County, FL (Nassau Care Centers)(2)                                  6.900     01/01/2038         9,736,515
        20,000   Nassau County, FL Pollution Control (ITT Rayonier)(2)                       6.200     07/01/2015            19,299
     1,735,000   Naturewalk, FL Community Devel. District(2)                                 5.300     05/01/2016           921,198
     5,425,000   Naturewalk, FL Community Devel. District(2)                                 5.500     05/01/2038         2,777,275
     2,375,000   North Springs, FL Improvement District (Heron Bay North Assessment)         5.200     05/01/2027         1,459,390
    14,875,000   North Springs, FL Improvement District (Parkland Golf-Country Club)         5.450     05/01/2026         9,476,416
       750,000   Northern Palm Beach, FL Improvement District(2)                             5.350     08/01/2041           474,405
     3,995,000   Oak Creek, FL Community Devel. District Special Assessment(2)               5.800     05/01/2035         2,775,446
     2,750,000   Oakmont Grove, FL Community Devel. District Special Assessment(3)           5.250     05/01/2012         1,317,553
     4,595,000   Oakmont Grove, FL Community Devel. District Special Assessment(3)           5.400     05/01/2038         1,890,199
     3,320,000   Old Palm, FL Community Devel. District (Palm Beach Gardens)(2)              5.375     05/01/2014         2,984,248
     1,535,000   Orange County, FL Health Facilities Authority (GF Orlando/CFGH
                    Obligated Group)(2)                                                      8.875     07/01/2021         1,589,830


                 15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
FLORIDA CONTINUED
$    3,200,000   Orange County, FL Health Facilities Authority (GF Orlando/CFGH
                    Obligated Group)(2)                                                      9.000%    07/01/2031   $     3,313,728
    10,000,000   Orange County, FL Health Facilities Authority (Nemours Foundation)(2)       5.000     01/01/2039        10,101,900
       750,000   Orange County, FL Health Facilities Authority (Orlando
                    Lutheran Tower)(2)                                                       5.500     07/01/2032           580,883
     1,125,000   Orange County, FL Health Facilities Authority (Orlando
                    Lutheran Tower)(2)                                                       5.500     07/01/2038           849,600
     6,020,000   Orange County, FL HFA (Dunwoodie Apartments)(2)                             6.500     07/01/2035         4,084,028
        10,000   Orange County, FL HFA (Homeowner)(2)                                        5.200     09/01/2023            10,005
       125,000   Orange County, FL HFA (Homeowner)                                           5.420(5)  03/01/2028            46,224
        15,000   Orange County, FL HFA (Homeowner)(2)                                        5.550     09/01/2033            15,170
       100,000   Orange County, FL HFA (Loma Vista)(2)                                       5.450     09/01/2024            97,609
     2,000,000   Orange County, FL HFA (Loma Vista)(2)                                       5.500     03/01/2032         1,877,660
         5,000   Orange County, FL HFA (Park Avenue Villas)(2)                               5.250     09/01/2031             5,024
    15,000,000   Orlando, FL Utilities Commission(1)                                         5.000     10/01/2033        15,523,575
    18,500,000   Orlando, FL Utilities Commission(1)                                         5.250     10/01/2039        19,584,193
     3,750,000   Palm Bay, FL Educational Facilities (Patriot Charter School)(3)             7.000     07/01/2036         2,249,250
        55,000   Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)(2)                      6.100     08/01/2029            55,043
    13,995,000   Palm Coast Park, FL Community Devel. District Special Assessment(2)         5.700     05/01/2037         8,179,938
     2,700,000   Palm Glades, FL Community Devel. District(2)                                5.300     05/01/2036         1,822,392
     6,565,000   Palm Glades, FL Community Devel. District Special Assessment(2)             7.125     05/01/2039         4,774,199
     1,850,000   Palm River, FL Community Devel. District(3)                                 5.150     05/01/2013           829,374
       935,000   Palm River, FL Community Devel. District(2)                                 5.375     05/01/2036           419,170
     1,500,000   Parkway Center, FL Community Devel. District, Series A(2)                   6.300     05/01/2034         1,013,640
     2,525,000   Paseo, FL Community Devel. District(3)                                      5.000     02/01/2011         1,238,386
     6,465,000   Pine Ridge Plantation, FL Community Devel. District(2)                      5.400     05/01/2037         3,312,084
     4,625,000   Pinellas County, FL Health Facility Authority (St. Mark Village)(2)         5.650     05/01/2037         3,505,565
        35,000   Pinellas County, FL HFA (Single Family Hsg.)(2)                             5.200     03/01/2037            33,003
        75,000   Pinellas County, FL HFA (Single Family Hsg.)(2)                             5.250     03/01/2038            67,094
     1,810,000   Poinciana West, FL Community Devel. District Special Assessment(2)          6.000     05/01/2037         1,434,751
     2,100,000   Port St. Lucie, FL Special Assessment (Peacock & Lowry)(2)                  5.350     07/01/2027         1,610,805
    10,700,000   Portico, FL Community Devel. District(2)                                    5.450     05/01/2037         6,329,157
     3,045,000   Portofino Cove, FL Community Devel. District Special Assessment(3)          5.500     05/01/2038         1,257,798
     2,815,000   Portofino Isles, FL Community Devel. District (Portofino Court)             5.600     05/01/2036         1,313,563


                 16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
FLORIDA CONTINUED
$    1,000,000   Portofino Landings, FL Community Devel. District Special Assessment(3)      5.200%    05/01/2017   $       751,260
     2,000,000   Portofino Landings, FL Community Devel. District Special Assessment(3)      5.400     05/01/2038         1,147,580
     1,900,000   Portofino Springs, FL Community Devel. District Special Assessment(3)       5.500     05/01/2038           805,391
     2,470,000   Portofino Vista, FL Community Devel. District                               5.000     05/01/2013         1,347,879
     3,615,000   Quarry, FL Community Devel. District(2)                                     5.250     05/01/2036         2,091,278
     8,980,000   Quarry, FL Community Devel. District(2)                                     5.500     05/01/2036         5,407,576
       485,000   Renaissance Commons, FL Community Devel. District, Series A(2)              5.600     05/01/2036           336,988
     6,780,000   Renaissance, FL Community Devel. District(2)                                7.000     05/01/2033         6,637,891
     6,400,000   Reunion East, FL Community Devel. District(2)                               5.800     05/01/2036         3,535,040
    10,000,000   Reunion East, FL Community Devel. District, Series A(2)                     7.375     05/01/2033         6,939,700
    22,335,000   Reunion West, FL Community Devel. District                                  6.250     05/01/2036         9,833,430
     4,545,000   Ridgewood Trails, FL Community Devel. District(2)                           5.650     05/01/2038         2,417,895
     9,365,000   River Bend, FL Community Devel. District                                    5.450     05/01/2035         5,259,009
     6,200,000   River Bend, FL Community Devel. District(3)                                 7.125     11/01/2015         4,420,042
     7,890,000   River Glen, FL Community Devel. District Special Assessment(3)              5.450     05/01/2038         3,319,796
     3,495,000   Riverwood Estates, FL Community Devel. District Special Assessment(3,4)     5.350     05/01/2037           875,567
     2,435,000   Rolling Hills, FL Community Devel. District(2)                              5.125     11/01/2013         1,763,062
     1,290,000   Rolling Hills, FL Community Devel. District(2)                              5.450     05/01/2037           812,545
       200,000   Santa Rosa Bay, FL Bridge Authority                                         6.250     07/01/2028           108,490
    23,200,000   Sarasota, FL National Community Devel. District Special Assessment(2)       5.300     05/01/2039        12,908,712
     4,475,000   Seminole County, FL IDA (Progressive Health)(2)                             7.500     03/01/2035         4,089,121
     6,850,000   Shingle Creek, FL Community Devel. District                                 6.100     05/01/2025         3,303,550
    25,060,000   Shingle Creek, FL Community Devel. District                                 6.125     05/01/2037        11,619,570
       930,000   Six Mile Creek, FL Community Devel. District(2)                             5.500     05/01/2017           467,827
     8,625,000   Six Mile Creek, FL Community Devel. District(2)                             5.875     05/01/2038         3,730,830
     6,900,000   South Bay, FL Community Devel. District(3)                                  5.125     11/01/2009         2,484,000
    12,035,000   South Bay, FL Community Devel. District(3)                                  5.375     05/01/2013         4,333,683
    16,775,000   South Bay, FL Community Devel. District(3)                                  5.950     05/01/2036         6,042,858
    11,400,000   South Fork East, FL Community Devel. District(2)                            5.350     05/01/2036         7,614,516
     3,595,000   South Fork East, FL Community Devel. District(3)                            6.500     05/01/2038         2,303,964
     6,195,000   South Fork East, FL Community Devel. District(3)                            7.000     11/01/2015         4,125,498
       100,000   South Lake County, FL Hospital District (Orlando Regional Healthcare
                    System)(2)                                                               6.000     10/01/2022           101,093
     4,300,000   St. John's Forest, FL Community Devel. District, Series A(2)                6.125     05/01/2034         3,360,020
     3,100,000   St. Johns County, FL IDA (Glenmoor Health Care)(2)                          5.375     01/01/2040         2,169,442
       565,000   St. Johns County, FL IDA (St. John's County Welfare Federation)(2)          5.200     10/01/2027           444,180


                 17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
FLORIDA CONTINUED
$    1,000,000   St. Johns County, FL IDA (St. John's County Welfare Federation)(2)          5.250%    10/01/2041   $       691,490
     1,940,000   Stonebrier, FL Community Devel. District(2)                                 5.500     05/01/2037         1,162,060
     4,665,000   Stoneybrook, FL South Community Devel. District(2)                          5.800     05/01/2039         2,192,037
     2,500,000   Summerville, FL Community Devel. District(3)                                5.500     05/01/2036         1,384,475
     5,220,000   Sumter County, FL IDA (North Sumter Utility Company)(2)                     6.800     10/01/2032         4,854,704
     5,900,000   Sweetwater Creek, FL Community Devel. District(2)                           5.500     05/01/2038         3,458,934
    14,000,000   Tampa Bay, FL Regional Water Supply Authority(1)                            5.000     10/01/2034        14,415,730
     9,460,000   Tern Bay, FL Community Devel. District(3)                                   5.000     05/01/2015         2,842,919
    19,075,000   Tern Bay, FL Community Devel. District(3)                                   5.375     05/01/2037         5,733,373
    33,650,000   Tolomato, FL Community Devel. District Special Assessment(2)                6.650     05/01/2040        25,796,427
     2,880,000   Town Center, FL at Palm Coast Community Devel. District(2)                  6.000     05/01/2036         1,823,875
     5,000,000   Treeline, FL Preservation Community Devel. District(2)                      6.800     05/01/2039         3,469,250
       735,000   Turnbull Creek, FL Community Devel. District Special Assessment(3)          5.250     05/01/2037           422,280
     1,390,000   Two Creeks, FL Community Devel. District(3)                                 5.250     05/01/2037           705,675
    10,590,000   Verandah East, FL Community Devel. District(2)                              5.400     05/01/2037         5,917,480
     7,805,000   Verano Center, FL Community Devel. District(2)                              5.375     05/01/2037         3,609,891
     2,500,000   Villa Portofino East, FL Community Devel. District(2)                       5.200     05/01/2037         1,768,250
     1,720,000   Villa Portofino West, FL Community Devel. District(2)                       5.350     05/01/2036         1,406,547
     1,265,000   Villa Vizcaya, FL Community Devel. District Special Assessment(2)           5.550     05/01/2039           733,700
     1,955,000   Villages of Westport, FL Community Devel. District(2)                       5.400     05/01/2020         1,430,630
     8,340,000   Villages of Westport, FL Community Devel. District(2)                       5.700     05/01/2035         5,540,095
     2,775,000   Villagewalk of Bonita Springs, FL Community Devel. District(2)              5.150     05/01/2038         1,585,968
     1,395,000   Waterford Estates, FL Community Devel. District Special Assessment(3)       5.125     05/01/2013           663,922
     3,350,000   Waterford Estates, FL Community Devel. District Special Assessment(3)       5.500     05/01/2037         1,400,568
     3,735,000   Watergrass, FL Community Devel. District Special Assessment(2)              5.125     11/01/2014         2,040,916
     2,370,000   Watergrass, FL Community Devel. District Special Assessment(2)              5.375     05/01/2039         1,195,831
     3,190,000   Waterlefe, FL Community Devel. District Golf Course(10)                     8.125     10/01/2025            63,800
     6,490,000   Waters Edge, FL Community Devel. District(2)                                5.350     05/01/2039         3,244,740
     3,025,000   Waters Edge, FL Community Devel. District(2)                                5.400     05/01/2039         1,512,288
     5,800,000   Waterstone, FL Community Devel. District(3)                                 5.500     05/01/2018         2,980,446
     6,250,000   Wentworth Estates, FL Community Devel. District(2)                          5.125     11/01/2012         3,401,125
    27,815,000   Wentworth Estates, FL Community Devel. District(2)                          5.625     05/01/2037        13,608,767
     3,100,000   West Villages, FL Improvement District(2)                                   5.350     05/01/2015         2,443,110
    10,175,000   West Villages, FL Improvement District(3)                                   5.500     05/01/2037         4,992,466


                 18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
FLORIDA CONTINUED
$   21,120,000   West Villages, FL Improvement District(2)                                   5.500%    05/01/2038   $    10,975,642
    18,550,000   West Villages, FL Improvement District(2)                                   5.800     05/01/2036        10,217,526
    14,925,000   Westridge, FL Community Devel. District                                     5.800     05/01/2037         5,976,119
    11,210,000   Westside, FL Community Devel. District                                      5.650     05/01/2037         5,308,159
    17,340,000   Westside, FL Community Devel. District                                      7.200     05/01/2038         8,802,998
     2,085,000   World Commerce, FL Community Devel. District Special Assessment(3)          5.500     05/01/2038           820,218
     1,000,000   World Commerce, FL Community Devel. District Special Assessment(3)          6.500     05/01/2036           403,390
     7,420,000   Wyld Palms, FL Community Devel. District                                    5.400     05/01/2015         2,452,458
     4,340,000   Wyld Palms, FL Community Devel. District                                    5.500     05/01/2038         1,434,847
     2,040,000   Zephyr Ridge, FL Community Devel. District(3)                               5.250     05/01/2013           817,040
     2,665,000   Zephyr Ridge, FL Community Devel. District(3)                               5.625     05/01/2037         1,075,647
                                                                                                                    ---------------
                                                                                                                      1,036,716,142
                                                                                                                    ---------------
GEORGIA--0.6%
        60,000   Acworth, GA Hsg. Authority (Wingate Falls Apartments)(2)                    6.200     03/01/2027            60,050
        25,000   Acworth, GA Hsg. Authority (Wingate Falls Apartments)(2)                    6.200     03/01/2029            25,019
        50,000   Americus-Sumter County, GA Hospital Authority (South Georgia Methodist
                    Home for the Aging)(2)                                                   6.250     05/15/2016            48,553
     3,000,000   Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)(2)     6.250     07/01/2036         1,857,300
       140,000   Atlanta, GA Urban Residential Finance Authority (Spring Branch
                    Apartments)                                                              4.250     04/01/2026            50,841
       200,000   Brunswick and Glynn County, GA Devel. Authority (Georgia-Pacific
                    Corp.)(2)                                                                5.550     03/01/2026           176,264
       295,000   Charlton County, GA Solid Waste Management Authority (Chesser Island
                    Road Landfill)(2)                                                        7.375     04/01/2018           272,140
        35,000   Cherokee County, GA Hospital Authority (RT Jones Memorial Hospital)(2)      7.300     12/01/2013            38,579
        50,000   Crisp County, GA Devel. Authority (International Paper Company)(2)          6.200     02/01/2020            50,595
       125,000   Fulton County, GA Airport (Delta Airlines)(3,4,10)                          5.300     05/01/2013                 1
       250,000   Fulton County, GA Airport (Delta Airlines)(3,4,10)                          5.450     05/01/2023                 3
        25,000   Fulton County, GA Airport (Delta Airlines)(3,4,10)                          5.500     05/01/2033                --
        80,000   Fulton County, GA Airport (Delta Airlines)(3,4,10)                          6.950     11/01/2012                 1
     6,000,000   Fulton County, GA Residential Care Facilities (Lenbrook Square
                    Foundation)(2)                                                           5.000     07/01/2027         4,366,140
     1,000,000   Fulton County, GA Residential Care Facilities (Lenbrook Square
                    Foundation)(2)                                                           5.125     07/01/2042           651,480
        15,000   GA Hsg. and Finance Authority (Single Family Mtg.)(2)                       5.400     12/01/2031            15,079
    24,150,000   Irwin County, GA COP                                                        8.000     08/01/2037        21,206,598
     2,000,000   Marietta, GA Devel. Authority (University Facilities)(2)                    7.000     06/15/2039         1,828,700
       100,000   McDuffie County, GA County Devel. Authority (Temple-Inland)(2)              6.950     12/01/2023            92,882


                 19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
GEORGIA CONTINUED
$      430,000   Savannah, GA EDA (Skidway Health & Living Services)(2)                      6.850%    01/01/2019   $       433,161
     1,055,000   Savannah, GA EDA (Skidway Health & Living Services)(2)                      7.400     01/01/2024         1,058,460
     2,985,000   Savannah, GA EDA (Skidway Health & Living Services)(2)                      7.400     01/01/2034         2,931,867
                                                                                                                    ---------------
                                                                                                                         35,163,713
                                                                                                                    ---------------
HAWAII--0.1%
     1,750,000   HI Dept. of Budget & Finance Special Purpose (15 Craigside)                 9.000     11/15/2044         1,856,715
       400,000   HI Dept. of Transportation (Continental Airlines)(2)                        5.625     11/15/2027           320,100
     7,415,000   HI Dept. of Transportation (Continental Airlines)(2)                        7.000     06/01/2020         7,053,445
                                                                                                                    ---------------
                                                                                                                          9,230,260
                                                                                                                    ---------------
IDAHO--0.0%
         5,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(2)                            5.350     01/01/2025             5,057
        45,000   ID Hsg. Agency (Single Family Mtg.)(2)                                      6.200     07/01/2025            45,482
        25,000   Power County, ID Industrial Devel. Corp. (FMC Corp.)(2)                     6.450     08/01/2032            25,071
                                                                                                                    ---------------
                                                                                                                             75,610
                                                                                                                    ---------------
ILLINOIS--6.1%
     1,700,000   Annawan, IL Tax Increment (Patriot Renewable Fuels)(2)                      5.625     01/01/2018         1,309,680
    31,299,235   Aurora, IL Single Family Mtg.(1)                                            5.500     12/01/2039        33,676,419
    41,284,562   Aurora, IL Single Family Mtg.(1)                                            6.300     12/01/2045        43,046,783
     1,750,000   Belleville, IL Tax Increment (Frank Scott Parkway Redevel.)(2)              5.700     05/01/2036         1,281,333
     4,145,000   Bolingbrook, IL Will and Du Page Counties Wastewater Facilities
                    (Crossroads Treatment)(2)                                                6.600     01/01/2035         3,033,767
    30,775,000   Caseyville, IL Tax (Forest Lakes)                                           7.000     12/30/2022        18,764,749
     8,000,000   Centerpoint, IL Intermodal Center Program(2)                               10.000(6)  06/15/2023         4,221,440
        15,000   Chicago, IL (Single Family Mtg.)(2)                                         6.350     10/01/2030            15,617
        65,000   Chicago, IL Midway Airport, Series B(2)                                     5.625     01/01/2029            65,005
        35,000   Chicago, IL Multifamily Hsg. (Cottage View Terrace)(2)                      6.125     02/20/2042            35,996
    16,845,000   Chicago, IL O'Hare International Airport (Delta Airlines)(2)                6.450     05/01/2018        13,129,667
     9,783,000   Cortland, IL Special Tax (Sheaffer System)(2)                               5.500     03/01/2017         5,838,299
     1,500,000   Deerfield, IL Educational Facilities (Chicagoland Jewish
                    High School)(2)                                                          6.000     05/01/2041           749,700
     1,000,000   Du Page County, IL Special Service Area No. 31 Special Tax (Monarch
                    Landing)(2)                                                              5.625     03/01/2036           726,180
     3,750,000   Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)(2)       5.375     03/01/2016         2,078,250
     1,375,000   Godfrey, IL (United Methodist Village)(2)                                   5.875     11/15/2029           778,855


                 20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
ILLINOIS CONTINUED
$    1,720,000   Hampshire, IL Special Service Area No. 16 (Crown Devel.-Prairie
                    Ridge)(2)                                                                5.625%    03/01/2022   $     1,375,518
     3,135,000   Hampshire, IL Special Service Area No. 16 (Crown Devel.-Prairie
                    Ridge)(2)                                                                6.000     03/01/2046         2,305,604
     1,160,000   Hampshire, IL Special Service Area No. 17 (Crown Devel.-Oakstead)(2)        5.625     03/01/2022           927,675
     7,450,000   Hampshire, IL Special Service Area No. 17 (Crown Devel.-Oakstead)(2)        6.000     03/01/2045         5,488,192
     2,430,000   Hampshire, IL Special Service Area No. 18 (Crown Devel.-Tamms Farm)(2)      6.000     03/01/2044         1,793,316
     1,575,000   Hampshire, IL Special Service Area No. 19 (Crown Devel.-Prairie Ridge
                    East)(2)                                                                 5.625     03/01/2022         1,259,559
     4,270,000   Hampshire, IL Special Service Area No. 19 (Crown Devel.-Prairie Ridge
                    East)(2)                                                                 6.000     03/01/2046         3,140,329
     6,165,000   Harvey, IL GO(2)                                                            5.500     12/01/2027         5,899,289
     2,500,000   Harvey, IL GO(2)                                                            5.625     12/01/2032         2,371,575
        18,671   IL Devel. Finance Authority (Community Rehabilitation Providers)(2)         8.250     08/01/2012            14,690
       115,000   IL Devel. Finance Authority Solid Waste (WSREC)(2)                          8.250     04/01/2023           114,986
    11,600,000   IL Educational Facilities Authority (Plum Creek Rolling Meadows)(2)         6.500     12/01/2037         9,608,744
     3,195,000   IL Finance Authority (Bethel Terrace Apartments)(2)                         5.375     09/01/2035         2,555,936
     1,000,000   IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel.
                    Center Obligated Group)(2)                                               4.625     07/01/2027           810,500
     1,200,000   IL Finance Authority (Central Baptist Village)(2)                           5.375     11/15/2039           874,836
     4,000,000   IL Finance Authority (Clare Oaks)(2)                                        6.000     11/15/2039         3,008,560
     1,000,000   IL Finance Authority (DeKalb Supportive Living)(2)                          6.100     12/01/2041           776,930
     6,000,000   IL Finance Authority (EMHC/EMHH/EMH Obligated Group)(2)                     5.625     01/01/2037         5,593,500
     2,250,000   IL Finance Authority (Franciscan Communities)(2)                            5.500     05/15/2027         1,707,053
     2,750,000   IL Finance Authority (Franciscan Communities)(2)                            5.500     05/15/2037         1,856,113
     2,000,000   IL Finance Authority (Friendship Village Schaumburg)(2)                     5.375     02/15/2025         1,687,660
     2,000,000   IL Finance Authority (Friendship Village Schaumburg)(2)                     5.625     02/15/2037         1,593,860
    30,000,000   IL Finance Authority (Illinois River Energy)(2)                             8.500     07/01/2019        18,013,200
       850,000   IL Finance Authority (Luther Oaks)(2)                                       6.000     08/15/2026           723,503
     1,500,000   IL Finance Authority (Luther Oaks)(2)                                       6.000     08/15/2039         1,197,690
     3,265,000   IL Finance Authority (Lutheran Social Services of Illinois/Vesper
                    Management Corp. Obligated Group)(2)                                     5.000     08/15/2024         2,515,813
     3,640,000   IL Finance Authority (Lutheran Social Services of Illinois/Vesper
                    Management Corp. Obligated Group)(2)                                     5.125     08/15/2028         2,671,032
     2,500,000   IL Finance Authority (Monarch Landing)                                      7.000     12/01/2027         1,250,000
    12,250,000   IL Finance Authority (Monarch Landing)                                      7.000     12/01/2037         6,125,000


                 21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
ILLINOIS CONTINUED
$   30,000,000   IL Finance Authority (Monarch Landing)                                      7.000%    12/01/2042   $    15,000,000
     1,250,000   IL Finance Authority (Montgomery Place)(2)                                  5.500     05/15/2026         1,090,050
     2,050,000   IL Finance Authority (Montgomery Place)(2)                                  5.750     05/15/2038         1,652,321
    10,000,000   IL Finance Authority (OSF Healthcare System)(2)                             5.750     11/15/2033        10,031,600
    21,000,000   IL Finance Authority (Provena Health)(2)                                    7.750     08/15/2034        23,622,480
     1,040,000   IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)(2)             7.250     11/01/2030         1,178,934
     2,000,000   IL Finance Authority (Sedgebrook)                                           6.000     11/15/2027         1,089,320
     9,000,000   IL Finance Authority (Sedgebrook)                                           6.000     11/15/2037         4,901,940
     8,500,000   IL Finance Authority (Sedgebrook)                                           6.000     11/15/2042         4,473,295
     8,700,000   IL Health Facilities Authority(3)                                           6.900     11/15/2033         3,841,050
       100,000   IL Health Facilities Authority (Delnor Community Resource Living)(2)        6.000     11/15/2017            94,571
     5,780,000   IL Health Facilities Authority (Sherman Health System)(2)                   5.250     08/01/2022         5,455,915
     7,140,000   Lake County, IL Special Service Area No. 8                                  7.125     03/01/2037         6,129,119
       500,000   Lombard, IL Public Facilities Corp. (Conference Center & Hotel)(2)          5.500     01/01/2036           326,330
    13,635,000   Lombard, IL Public Facilities Corp. (Conference Center & Hotel)(2)          7.125     01/01/2036        11,601,885
     3,489,000   Manhattan, IL Special Service Area Special Tax (Groebe
                    Farm-Stonegate)(2)                                                       5.750     03/01/2022         2,204,455
     4,000,000   Manhattan, IL Special Service Area Special Tax (Groebe
                    Farm-Stonegate)(2)                                                       6.125     03/01/2040         1,960,000
     1,810,000   Manhattan, IL Special Service Area Special Tax (Lakeside Towns
                    Liberty)(2)                                                              5.750     03/01/2022         1,166,744
       370,000   Peoria, IL Hsg. (Peoria Oak Woods Apartments)(2)                            7.750     10/15/2033           332,619
     3,500,000   Plano, IL Special Service Area No. 5(2)                                     6.000     03/01/2036         2,596,580
     3,750,000   Quad Cities, IL Regional EDA (Heritage Woods Moline)(2)                     6.000     12/01/2041         2,786,963
     6,195,000   Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)(2)                 6.375     08/01/2040         4,035,485
           162   Robbins, IL Res Rec (Robbins Res Rec Partners)(2)                           7.250     10/15/2024               148
        10,000   Rockford, IL Mtg. (Faust Landmark Partnership)(2)                           6.200     01/01/2028            10,071
     2,500,000   Southwestern IL Devel. Authority (Comprehensive Mental
                    Health Center)(2)                                                        6.625     06/01/2037         2,233,925
     1,500,000   Southwestern IL Devel. Authority (Eden Retirement Center)(2)                5.850     12/01/2036         1,210,425
    16,635,000   Southwestern IL Devel. Authority (Local Government Programming)(2)          7.000     10/01/2022        15,626,420
     7,040,000   Southwestern IL Devel. Authority (Village of Sauget)(2)                     5.625     11/01/2026         4,990,938
    15,230,000   Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol
                    Company)(2)                                                              8.250     12/01/2019         8,367,210
     8,450,000   Upper, IL River Valley Devel. Authority (Living Springs McHenry)(2)         6.100     12/01/2041         6,604,351
     3,025,000   Vernon Hills, IL Tax Increment (Town Center)(2)                             6.250     12/30/2026         2,557,365
     3,180,000   Volo Village, IL Special Service Area (Lancaster Falls)(2)                  5.750     03/01/2036         2,153,560


                 22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
ILLINOIS CONTINUED
$    5,547,000   Volo Village, IL Special Service Area (Remington Pointe)(2)                 6.450%    03/01/2034   $     4,451,578
     5,170,000   Yorkville, IL United City Special Services Area Special Tax (Bristol
                    Bay)(2)                                                                  5.875     03/01/2036         4,255,996
                                                                                                                    ---------------
                                                                                                                        374,046,046
                                                                                                                    ---------------
INDIANA--1.5%
     8,080,000   Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)(2,11)                6.500     07/01/2033         5,327,790
    20,210,000   Bluffton, IN Solid Waste Disposal Facility (Bluffton Subordinate
                    Industrial Bio-Energy)(2)                                                7.500     09/01/2019        13,436,012
     1,475,000   East Chicago, IN Solid Waste Disposal (USG Corp.)(2)                        5.500     09/01/2028         1,101,958
     5,805,000   East Chicago, IN Solid Waste Disposal (USG Corp.)(2)                        6.375     08/01/2029         4,786,048
        25,000   Fort Wayne, IN Pollution Control (General Motors Corp.)(3,10)               6.200     10/15/2025             3,500
        20,000   IN Bond Bank (Southwestern Bartholomew Water Corp.)(2)                      6.625     06/01/2012            20,021
       925,000   IN Finance Authority Educational Facilities (Irvington Community)(2)        9.000     07/01/2039         1,064,509
    12,500,000   IN Finance Authority Health System (Sisters of St. Francis Health)(8)       5.250     11/01/2039        12,204,750
     1,835,000   IN Health Facility Financing Authority (Methodist Hospitals)(2)             5.500     09/15/2031         1,433,447
       550,000   IN Pollution Control (General Motors Corp.)(3,10)                           5.625     04/01/2011            77,000
     9,365,000   Indianapolis, IN Multifamily Hsg. (Covered Bridge)(2,11)                    6.000     04/01/2030         6,271,647
        75,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)(2)                5.600     04/01/2029            65,665
       215,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)(2)                5.625     12/01/2027           189,733
       560,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)(2)                6.700     04/01/2029           556,354
        30,000   North Manchester, IN (Estelle Peabody Memorial Home)(3)                     6.500     07/01/2015            18,714
    17,505,000   North Manchester, IN (Estelle Peabody Memorial Home)(3)                     7.250     07/01/2033        10,919,619
        60,000   Petersburg, IN Pollution Control (Indianapolis Power &
                    Light Company)(2)                                                        6.375     11/01/2029            59,299
     6,820,000   Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville
                    Economic)(2)                                                             6.500     07/01/2022         5,998,804
       230,000   St. Joseph County, IN Economic Devel. (Holy Cross Village
                    Notre Dame)(2)                                                           5.550     05/15/2019           217,525
     4,875,000   Vigo County, IN Hospital Authority (Union Hospital)(2)                      5.800     09/01/2047         3,764,329
     6,215,000   Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth
                    Village)(2)                                                              6.250     01/01/2024         4,868,396
    25,000,000   Wabash County, IN Economic Devel. (North Manchester Ethanol)                9.250     07/01/2020        19,506,250


                 23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
INDIANA CONTINUED
$    4,500,000   Wabash County, IN Economic Devel. (North Manchester Ethanol)               14.000%    07/01/2020   $     3,601,350
                                                                                                                    ---------------
                                                                                                                         95,492,720
                                                                                                                    ---------------
IOWA--2.2%
       500,000   Cedar Rapids, IA (Cottage Grove Place)                                      5.875     07/01/2028           383,485
     3,095,000   Cedar Rapids, IA (Cottage Grove Place)                                      6.000     07/01/2014         2,915,583
     5,475,000   Dickinson County, IA Hsg. (Spirit Lake)                                     5.875     12/01/2036         4,216,024
       395,000   IA Finance Authority (Amity Fellowserve)(2)                                 5.900     10/01/2016           370,719
       810,000   IA Finance Authority (Amity Fellowserve)(2)                                 6.000     10/01/2028           656,716
       940,000   IA Finance Authority (Amity Fellowserve)(2)                                 6.375     10/01/2026           815,798
     2,190,000   IA Finance Authority (Amity Fellowserve)(2)                                 6.500     10/01/2036         1,864,873
     1,160,000   IA Finance Authority (Boys & Girls Home and Family Services)(2)             5.900     12/01/2028           903,234
       900,000   IA Finance Authority Retirement Community (Friendship Haven)(2)             6.125     11/15/2032           760,203
     1,000,000   IA Finance Authority Senior Hsg. (Bethany Manor)(2)                         5.550     11/01/2041           728,340
     1,300,000   IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)(2)                    5.375     06/01/2025           904,852
    36,910,000   IA Tobacco Settlement Authority(2)                                          5.375     06/01/2038        27,117,777
    45,000,000   IA Tobacco Settlement Authority(2)                                          5.500     06/01/2042        32,823,900
   190,800,000   IA Tobacco Settlement Authority                                             6.250(5)  06/01/2046         6,027,372
   360,990,000   IA Tobacco Settlement Authority                                             7.125(5)  06/01/2046         9,577,065
    60,000,000   IA Tobacco Settlement Authority (TASC)(2)                                   5.625     06/01/2046        44,116,200
                                                                                                                    ---------------
                                                                                                                        134,182,141
                                                                                                                    ---------------
KANSAS--0.3%
        70,000   Goddard, KS Industrial Revenue (IFR Systems)(2)                             6.250     05/01/2012            71,056
        55,000   KS Devel. Finance Authority (VS/VSCF/JGCCF Obligated Group)(2)              5.500     11/15/2015            53,649
     1,265,000   Lenexa, KS Multifamily Hsg. (Meadows Apartments)(2)                         7.950     10/15/2035           910,699
     4,500,000   Olathe, KS Tax Increment (Gateway)                                          5.000     03/01/2026         2,384,685
     2,500,000   Olathe, KS Transportation Devel. District (Gateway)                         5.000     12/01/2028         1,264,675
     8,015,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)(1)                5.500     12/01/2038         8,164,344
       135,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)(2)                7.600     12/01/2031           137,562
     1,590,000   Wichita, KS Hsg. (Innes Station Apartments)(2)                              6.250     03/01/2028         1,285,467
     2,475,000   Wyandotte County/Kansas City, KS Unified Government Industrial Devel.
                    (Crestwood Apartments)(3)                                                6.950     06/01/2037           741,708
     1,400,000   Wyandotte County/Kansas City, KS Unified Government Pollution Control
                    (General Motors)(10)                                                     6.000     06/01/2025           700,000
                                                                                                                    ---------------
                                                                                                                         15,713,845


                 24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
KENTUCKY--0.3%
$       15,000   Elizabethtown, KY Industrial Building (Elizabethtown Medical
                    Rehabilitation)(2)                                                      10.250%    12/01/2016   $        15,019
    28,805,000   Kenton County, KY Airport (Delta Airlines)(3,4,10)                          8.000     12/01/2015               288
    31,750,000   Kenton County, KY Airport (Delta Airlines)(3,4,10)                          8.000     12/01/2015               318
    27,170,000   Kenton County, KY Airport (Delta Airlines)(3,4,10)                          8.000     12/01/2015               272
    45,560,000   Kenton County, KY Airport (Delta Airlines)(3,4,10)                          8.000     12/01/2015               456
       150,000   Kenton County, KY Airport (Delta Airlines)(3,4,10)                          8.000     12/01/2015                 2
     2,520,000   Kuttawa, KY (1st Mtg.-GF/Kentucky)(2)                                       6.750     03/01/2029         2,230,276
    14,000,000   KY EDFA (Baptist Healthcare System)(1)                                      5.375     08/15/2024        14,943,390
     1,775,000   Louisville & Jefferson County, KY Metropolitan Government Health
                    Facilities (JHF/SMHC Obligated Group)(2)                                 6.125     02/01/2037         1,860,821
     2,900,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)(3,10)                  6.000     05/01/2023            29,000
     4,600,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)(3,10)                  7.450     05/01/2022            46,000
     5,740,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)(3,10)                  7.650     05/01/2016            57,400
                                                                                                                    ---------------
                                                                                                                         19,183,242
                                                                                                                    ---------------
LOUISIANA--1.7%
       175,000   Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)(2)     5.600     12/01/2028           175,046
        20,000   De Soto Parish, LA Environmental Improvement (International Paper
                    Company)(2)                                                              5.600     11/01/2022            19,146
     1,400,000   Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson
                    Medical Center)(2)                                                       5.250     01/01/2028         1,428,952
     1,400,000   Juban Park, LA Community Devel. District Special Assessment(2)              5.150     10/01/2014         1,222,662
     3,660,000   LA CDA (Eunice Student Hsg. Foundation)                                     7.375     09/01/2033         2,438,329
    11,415,000   LA HFA (La Chateau)(2)                                                      7.250     09/01/2039        11,421,278
        40,000   LA HFA (Single Family Mtg.)(2)                                              6.300     06/01/2020            40,812
     1,000,000   LA Local Government EF&CD Authority (Cypress Apartments)(2)                 8.000     04/20/2028           831,480
       465,000   LA Local Government EF&CD Authority (Sharlo Apartments)(2)                  8.000     06/20/2028           381,970
     3,760,000   LA Public Facilities Authority (FMOOLHS/SFMC/OLOLRMC
                    Obligated Group)(2)                                                      5.250     08/15/2036         3,690,741
     7,000,000   LA Public Facilities Authority (Ochsner Clinic Foundation)(2)               5.375     05/15/2043         6,477,940
     5,350,000   LA Public Facilities Authority (Progressive Healthcare)(2)                  6.375     10/01/2028         4,234,632
    70,080,000   LA Tobacco Settlement Financing Corp. (TASC)(2)                             5.875     05/15/2039        63,425,904
     7,400,000   Lakeshore Villages, LA Master Community Devel. District(2)                  5.250     07/01/2017         6,054,532
        60,000   New Orleans, LA Sewage Service(2)                                           5.400     06/01/2017            56,710
        15,000   Tensas Parish, LA Law Enforcement District COP(10)                          8.000     10/01/2010            14,748


                 25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
LOUISIANA CONTINUED
$       10,000   West Feliciana Parish, LA Pollution Control (Entergy Gulf States)(2)        6.600%    09/01/2028   $        10,007
                                                                                                                    ---------------
                                                                                                                        101,924,889
                                                                                                                    ---------------
MAINE--0.3%
    56,390,000   ME Finance Authority Solid Waste Recycling Facilities (Great Northern
                    Paper)(3,10)                                                             7.750     10/01/2022        10,714,100
        20,000   North Berwick, ME (Hussey Seating Company)(2)                               7.000     12/01/2013            20,012
     4,800,000   Rumford, ME Pollution Control (Boise Cascade Corp.)(2)                      6.625     07/01/2020         2,936,112
    14,265,000   Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)(2)                   6.875     10/01/2026         8,012,080
                                                                                                                    ---------------
                                                                                                                         21,682,304
                                                                                                                    ---------------
MARYLAND--0.3%
     6,810,000   Brunswick, MD Special Obligation (Brunswick Crossing)(2)                    5.500     07/01/2036         4,807,520
     5,135,000   MD EDC Student Hsg. (Bowie State University)(2)                             6.000     06/01/2023         4,585,709
       400,000   MD EDC Student Hsg. (University of Maryland)(2)                             5.625     10/01/2023           297,872
     8,500,000   MD EDC Student Hsg. (University of Maryland)(2)                             5.750     10/01/2033         5,809,750
       600,000   MD H&HEFA (King Farm Presbyterian Community)(2)                             5.300     01/01/2037           414,936
       925,000   MD H&HEFA (Washington Christian Academy)                                    5.500     07/01/2038           471,695
     2,250,000   Salisbury, MD Special Obligation (Villages at Aydelotte Farm)(2)            5.250     01/01/2037         1,375,043
                                                                                                                    ---------------
                                                                                                                         17,762,525
                                                                                                                    ---------------
MASSACHUSETTS--1.9%
       800,000   MA Devel. Finance Agency (Eastern Nazarene College)(2)                      5.625     04/01/2019           719,888
     2,630,000   MA Devel. Finance Agency (Eastern Nazarene College)(2)                      5.625     04/01/2029         2,082,250
     1,800,000   MA Devel. Finance Agency (Linden Ponds)(2)                                  5.750     11/15/2042         1,247,508
       275,000   MA Devel. Finance Agency (Regis College)(2)                                 5.250     10/01/2018           236,387
     1,000,000   MA Devel. Finance Agency (VOA Concord)(2)                                   5.200     11/01/2041           693,730
    30,000,000   MA Educational Financing Authority, Series H(1)                             6.350     01/01/2030        31,195,941
        65,000   MA H&EFA (Holyoke Hospital)(2)                                              6.500     07/01/2015            59,863
     1,410,000   MA H&EFA (North Adams Regional Hospital)(2)                                 6.625     07/01/2018         1,352,951
     4,400,000   MA H&EFA (Southcoast Health Obligated Group)(2)                             5.000     07/01/2039         4,216,036
     6,300,000   MA H&EFA (Tufts Medical Center)(2)                                          5.000     05/15/2022         5,652,486
    50,080,000   MA HFA, Series A(1)                                                         5.250     07/01/2025        50,225,433
    10,500,000   MA HFA, Series A(1)                                                         5.300     06/01/2049        10,130,349
     8,330,000   MA HFA, Series C(1)                                                         5.400     12/01/2049         8,275,531
        50,000   MA Port Authority (Delta Air Lines)                                         5.000     01/01/2027            33,644
                                                                                                                    ---------------
                                                                                                                        116,121,997
                                                                                                                    ---------------
MICHIGAN--4.1%
       100,000   Detroit, MI GO(2)                                                           5.000     04/01/2014            95,343


                 26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
MICHIGAN CONTINUED
$      225,000   Detroit, MI GO(2)                                                           5.250%    04/01/2014   $       216,666
     2,600,000   Detroit, MI GO(2)                                                           5.250     04/01/2016         2,365,246
       350,000   Detroit, MI GO(2)                                                           5.250     04/01/2017           310,534
       100,000   Detroit, MI GO(2)                                                           5.250     04/01/2023            80,436
     3,460,000   Detroit, MI Local Devel. Finance Authority(2)                               6.700     05/01/2021         1,586,168
     2,145,000   Detroit, MI Local Devel. Finance Authority(2)                               6.850     05/01/2021           855,619
       585,000   Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)(2)              5.375     05/01/2018           268,638
    35,095,000   Detroit, MI Sewer Disposal System(1)                                        0.794(6)  07/01/2032        26,656,219
     5,845,000   Detroit, MI Sewer Disposal System(2)                                        0.794(6)  07/01/2032         4,440,739
       760,000   East Lansing, MI Economic Corp. (Burcham Hills)(2)                          5.250     07/01/2037           551,692
     1,400,000   Kalamazoo, MI EDC (Heritage Community)(2)                                   5.500     05/15/2036         1,050,014
    10,500,000   Kent, MI Hospital Finance Authority(2)                                      6.250     07/01/2040         8,590,995
     2,750,000   Kent, MI Hospital Finance Authority (MetroH/MetroHC/MetroF Obligated
                    Group)(2)                                                                6.000     07/01/2035         2,219,443
       455,000   Macomb, MI Public Academy(2)                                                6.750     05/01/2037           378,892
        65,000   MI Hospital Finance Authority (Detroit Medical Center)(2)                   6.500     08/15/2018            63,549
     2,900,000   MI Hospital Finance Authority (Oakwood Obligated Group)(2)                  5.000     07/15/2037         2,472,308
     2,550,000   MI Hospital Finance Authority (OUH/OHP/OHS Obligated Group)(2)              5.750     04/01/2032         2,465,748
    50,000,000   MI Municipal Bond Authority                                                 9.500     08/20/2010        50,015,500
       900,000   MI Public Educational Facilities Authority (American Montessori)(2)         6.500     12/01/2037           723,798
     1,500,000   MI Public Educational Facilities Authority (Old Redford Academy)(2)         6.000     12/01/2035         1,239,420
     5,515,000   MI Strategic Fund Limited Obligation (Ford Motor Company), Series A         6.550     10/01/2022         3,822,833
     1,483,875   MI Strategic Fund Limited Obligation (Wolverine Human Services)(2)          7.875     08/31/2028         1,369,261
     4,730,000   MI Strategic Fund Pollution Control (General Motors Corp.)(3,10)            6.200     09/01/2020           662,200
     4,400,000   MI Strategic Fund Solid Waste (Genesee Power Station)(2)                    7.500     01/01/2021         3,850,528
   428,990,000   MI Tobacco Settlement Finance Authority                                     7.286(5)  06/01/2052         8,009,243
 3,048,780,000   MI Tobacco Settlement Finance Authority                                     8.877(5)  06/01/2058        31,737,800
    27,930,000   Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)(1)         5.000     12/01/2029        27,135,989
    25,000,000   Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)(2)         5.000     12/01/2029        24,289,250
    20,000,000   Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)(2)         5.000     12/01/2034        17,445,400
    10,000,000   Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)(2)         5.000     12/01/2034         9,628,800
     6,380,000   Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)(2)         5.250     12/01/2021         6,222,095


                 27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
MICHIGAN CONTINUED
$   14,500,000   Wayne, MI Charter County Airport Facilities (Northwest Airlines)(2)         6.000%    12/01/2029   $    11,080,610
                                                                                                                    ---------------
                                                                                                                        251,900,976
                                                                                                                    ---------------
MINNESOTA--1.1%
     1,530,000   Burnsville, MN Commercial Devel. (Holiday Inn)(3,4,10)                      5.900     04/01/2008           612,000
     1,000,000   Cokato, MN Senior Hsg. (Cokato Charitable Trust)(2)                         5.400     12/01/2036           806,200
     1,750,000   Cottage Grove, MN Senior Hsg.(2)                                            6.000     12/01/2046         1,542,153
       175,000   Eden Prairie, MN Multifamily Hsg. (Sterling Ponds)                          6.250     12/01/2029           154,774
     2,000,000   Elysian, MN Senior Hsg. (Kingsway Ministries)(2)                            5.350     05/01/2042         1,434,940
     1,000,000   Eveleth, MN Multifamily (Manor House Woodland)(2)                           5.500     10/01/2025           889,840
     2,000,000   Eveleth, MN Multifamily (Manor House Woodland)(2)                           5.700     10/01/2036         1,665,780
     2,160,000   Green Isle, MN Senior Hsg. (Kingsway Ministries)(2)                         5.500     05/01/2042         1,552,846
       525,000   International Falls, MN Pollution Control (Boise Cascade Corp.)(2)          5.500     04/01/2023           282,602
     3,250,000   International Falls, MN Pollution Control (Boise Cascade Corp.)(2)          5.650     12/01/2022         1,794,813
     6,370,000   International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)(2)       6.850     12/01/2029         3,424,512
    14,680,000   Lamberton, MN Solid Waste (Highwater Ethanol)(2)                            8.500     12/01/2022        11,316,372
     9,545,000   Mankato, MN Industrial Devel. (Environ Biocomposites Holdings)(3,4)         7.250     12/01/2025         4,034,194
     6,942,280   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)(1)       5.000     11/01/2038         6,945,802
    47,015,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission (Northwest
                    Airlines)(3,4,10)                                                        7.000     04/01/2025               470
    16,400,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission (Northwest
                    Airlines)(3,4,10)                                                        7.375     04/01/2025               164
       100,000   Minneapolis, MN Multifamily Hsg. (Belmont Apartments)(2)                    7.625     11/01/2027            95,876
       730,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)(2)                  5.400     04/01/2028           560,202
     5,340,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)(2)                  5.500     04/01/2042         3,811,372
       500,000   Minneapolis, MN Tax Increment (Ivy Tower)(2)                                5.500     02/01/2022           370,695
     1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)(2)                                5.700     02/01/2029           670,740
       900,000   New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home
                    North Ridge)(2)                                                          5.900     03/01/2019           862,551
        80,000   New Hope, MN Multifamily (Chardon Court)                                    7.250     06/01/2026            42,646
        25,000   Northfield, MN Lease (Village School of Northfield)(3,4,10)                 6.500     12/01/2014             5,780
       330,000   Northfield, MN Lease (Village School of Northfield)(3,4,10)                 7.500     12/01/2024            66,884
     2,100,000   Northwest MN Multi-County Hsg. and Redevel. Authority(2)                    5.450     07/01/2041         1,575,504
    10,170,000   Otter Tail County, MN GO(2)                                                 7.500     11/01/2019         3,513,227
     1,000,000   Pine City, MN Health Care & Hsg. (North Branch)(2)                          6.125     10/20/2047           916,090


                 28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
MINNESOTA CONTINUED
$    6,200,000   Richfield, MN Senior Hsg. (Richfield Senior Hsg.)(2)                        6.625%    12/01/2039   $     5,823,164
       515,000   Rochester, MN Multifamily Hsg. (Eastridge Estates)(2)                       7.750     12/15/2034           462,908
       830,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(2)          5.375     08/01/2021           740,177
       790,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(2)          5.625     02/01/2031           652,548
        85,000   St. Cloud, MN Hsg. & Redevel. Authority (Germain Towers)(2)                 5.900     09/01/2020            72,323
     1,275,000   St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)(2)        7.000     09/15/2037           995,801
     1,944,214   St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)(2)          5.630     10/01/2033         1,612,784
     3,000,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)(2)            6.250     03/01/2029         2,515,680
       400,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)(2)                   5.750     09/01/2026           340,424
       650,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)(2)                   6.000     09/01/2036           534,742
     1,900,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)(2)                   6.800     03/01/2029         1,696,035
     1,246,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)(2)                   7.000     03/01/2029         1,136,738
       905,000   St. Paul, MN Port Authority (Great Northern)(2)                             6.000     03/01/2030           803,939
       560,000   St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)(3,10)        8.000     12/01/2027           144,950
     1,545,000   Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)(2)               6.000     02/01/2019         1,302,450
                                                                                                                    ---------------
                                                                                                                         67,783,692
                                                                                                                    ---------------
MISSISSIPPI--0.3%
       175,000   Jackson, MS Hsg. Authority (Elton Park Apartments)(2)                       5.400     04/01/2039           177,683
     5,000,000   MS Business Finance Corp. (Intrinergy Wiggins)(2)                           8.000     01/01/2023         4,306,150
     1,395,000   Ridgeland, MS Tax Increment (Colony Park)(2)                                5.250     10/01/2027         1,364,840
     1,755,000   Ridgeland, MS Tax Increment (Colony Park)(2)                                5.375     10/01/2028         1,723,252
    16,410,000   Stonebridge, MS Public Improvement District Special Assessment              7.500     10/01/2042        10,777,432
       270,000   Warren County, MS Environmental Improvement (International Paper
                    Company)(2)                                                              5.550     08/15/2022           257,378
       175,000   Warren County, MS Environmental Improvement (International Paper
                    Company)(2)                                                              6.250     09/01/2023           175,973
                                                                                                                    ---------------
                                                                                                                         18,782,708
                                                                                                                    ---------------
MISSOURI--1.5%
       250,000   Belton, MO Tax Increment (Belton Town Center)(2)                            5.500     03/01/2020           219,858
       400,000   Belton, MO Tax Increment (Belton Town Center)(2)                            5.625     03/01/2025           327,552
       325,000   Branson Hills, MO Infrastructure Facilities(2)                              5.000     04/01/2010           326,050


                 29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
MISSOURI CONTINUED
$      580,000   Branson Hills, MO Infrastructure Facilities(2)                              5.000%    04/01/2012   $       581,549
       500,000   Branson Hills, MO Infrastructure Facilities(2)                              5.000     04/01/2016           476,215
       500,000   Branson Hills, MO Infrastructure Facilities(2)                              5.000     04/01/2017           465,565
       730,000   Branson Hills, MO Infrastructure Facilities(2)                              5.500     04/01/2022           649,532
       750,000   Branson Hills, MO Infrastructure Facilities(2)                              5.500     04/01/2027           628,440
     4,900,000   Branson, MO Commerce Park Community Improvement District(2)                 5.750     06/01/2026         4,036,963
     2,485,000   Branson, MO IDA (Branson Hills Redevel.)(2)                                 5.750     05/01/2026         1,886,364
    13,000,000   Branson, MO IDA (Branson Hills Redevel.)(2)                                 7.050     05/01/2027        11,253,450
     1,940,000   Branson, MO IDA (Branson Landing)(2)                                        5.250     06/01/2021         1,455,019
     2,470,000   Branson, MO IDA (Branson Landing)(2)                                        5.500     06/01/2029         1,640,451
    24,535,000   Branson, MO IDA (Branson Shoppe Redevel.)(2)                                5.950     11/01/2029        18,302,865
     5,000,000   Branson, MO Regional Airport (Branson Airport)                              6.000     07/01/2025         3,574,600
       570,000   Broadway-Fairview, MO Transportation Devel. District (Columbia)(2)          6.125     12/01/2036           363,689
     1,215,000   Chillicothe, MO Tax Increment (South U.S. 65)(2)                            5.500     04/01/2021         1,080,257
     1,100,000   Chillicothe, MO Tax Increment (South U.S. 65)(2)                            5.625     04/01/2027           925,639
        35,000   Fenton, MO Tax Increment (Dierbergs)(2)                                     7.250     10/01/2021            35,063
       200,000   Jackson County, MO IDA (Avila College)(2)                                   6.500     12/02/2025           193,980
     1,250,000   Jennings, MO Tax Increment & Community Improvement (Northland Redevel.
                    Area)(2)                                                                 5.000     11/01/2023         1,059,888
       500,000   Kansas City, MO IDA (Plaza Library)(2)                                      5.900     03/01/2024           458,715
     1,352,000   Kansas City, MO IDA (West Paseo)(2)                                         6.750     07/01/2036         1,138,857
       440,000   Kansas City, MO IDA (Woodbridge Apartments)                                 6.700     08/01/2015           411,660
     3,750,000   Kansas City, MO Tax Increment (Briarcliff West)(2)                          5.400     06/01/2024         3,099,075
     1,735,000   Lees Summit, MO IDA (Kensington Farms)(2)                                   5.500     03/01/2021         1,505,251
       750,000   Lees Summit, MO IDA (Kensington Farms)(2)                                   5.750     03/01/2029           606,615
     3,065,000   Liberty, MO Tax Increment (Liberty Triangle)(2)                             5.875     10/01/2029         2,529,269
     3,290,000   MO Dardenne Town Square Transportation Devel. District                      5.000     05/01/2026         2,072,371
     3,825,000   MO Dardenne Town Square Transportation Devel. District                      5.000     05/01/2036         2,052,266
     2,720,000   MO Enright Arlington Community Improvement District(2)                      5.400     03/01/2026         2,233,446
        20,000   MO Environmental Improvement & Energy Resources Authority (Union
                    Electric Company)(2)                                                     5.450     10/01/2028            19,583
     1,910,000   MO Good Shepard Nursing Home District(2)                                    5.900     08/15/2023         1,724,272
       230,000   MO Grindstone Plaza Transportation Devel. District(2)                       5.250     10/01/2021           135,631
       400,000   MO Grindstone Plaza Transportation Devel. District(2)                       5.400     10/01/2026           235,880
       115,000   MO Grindstone Plaza Transportation Devel. District(2)                       5.550     10/01/2036            67,816
     3,915,000   MO HDC (Mansion Apartments Phase II)(2)                                     6.170     04/01/2032         3,085,451
        10,000   MO HDC (Single Family Mtg.)(2)                                              5.500     09/01/2033            10,094
        50,000   MO HDC (Single Family Mtg.)(2)                                              6.400     03/01/2029            51,505


                 30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
MISSOURI CONTINUED
$      788,000   Northwoods, MO Transportation Devel. District(2)                            5.850%    02/01/2031   $       597,856
     2,000,000   St. Joseph, MO IDA (Living Community of St. Joseph)(2)                      7.000     08/15/2032         1,856,400
     2,000,000   St. Joseph, MO IDA (Shoppes at North Village)(2)                            5.500     11/01/2027         1,724,920
        10,000   St. Louis County, MO IDA (Century Garden Apartments)(2)                     5.700     08/20/2039            10,053
     2,461,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)(2)                   6.000     08/21/2026         1,755,677
     2,034,000   St. Louis, MO Tax Increment (Pet Building Redevel.)                         5.500     05/29/2028         1,317,218
     1,660,000   St. Louis, MO Tax Increment (Printers Lofts)                                6.000     08/21/2026         1,184,244
     3,045,000   St. Louis, MO Tax Increment (Security Building Redevel.)(2)                 6.300     04/01/2027         2,226,748
     2,437,000   St. Louis, MO Tax Increment (Washington East Condominiums)(2)               5.500     01/20/2028         1,578,250
     1,600,000   St. Louis, MO Tax Increment (Washington East Condominiums)(2)               5.500     01/20/2028         1,036,192
     1,108,000   St. Louis, MO Tax Increment Financing, Series A(2)                          5.500     09/02/2028           712,754
     1,865,000   Stone Canyon, MO Improvement District (Infrastructure)(2)                   5.700     04/01/2022         1,606,119
       975,000   Stone Canyon, MO Improvement District (Infrastructure)(2)                   5.750     04/01/2027           799,071
     1,025,000   Suemandy, MO Mid-Rivers Community Improvement District(2)                   7.000     10/01/2019         1,015,550
     2,225,000   Suemandy, MO Mid-Rivers Community Improvement District(2)                   7.500     10/01/2029         2,197,655
                                                                                                                    ---------------
                                                                                                                         90,539,453
                                                                                                                    ---------------
MONTANA--0.2%
     4,360,000   Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky
                    Mountain Power)(2)                                                       0.000(7)  09/01/2031         2,106,011
     6,800,000   MT Board of Investment Exempt Facilities (Stillwater Mining Company)(2)     8.000     07/01/2020         4,931,088
     1,125,000   MT Facilities Finance Authority (St. John's Lutheran)(2)                    6.000     05/15/2025           989,404
     1,650,000   MT Facilities Finance Authority (St. John's Lutheran)(2)                    6.125     05/15/2036         1,354,997
     1,810,000   MT Health Facilities Authority (CoMC)(2)                                    6.375     06/01/2018         1,810,760
                                                                                                                    ---------------
                                                                                                                         11,192,260
                                                                                                                    ---------------
MULTI STATES--0.1%
     8,000,000   Munimae TE Bond Subsidiary(2)                                               5.900     11/29/2049         4,411,600
NEBRASKA--0.6%
     1,360,000   Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)              6.625     12/01/2021           774,207
        50,000   Dawson County, NE Sanitation & Improvement District(2)                      5.650     02/01/2022            41,852
    20,000,000   Douglas County, NE Hospital Authority (Methodist Health System)(1)          5.750     11/01/2048        21,344,811


                 31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
NEBRASKA CONTINUED
$    1,200,000   Douglas County, NE Hsg. Authority (Orchard Gardens)(2)                      5.150%    10/01/2032   $     1,083,456
     1,250,000   Mead Village, NE Tax Increment (Biofuels-Mead)(2)                           5.750     01/01/2022           523,175
     2,400,000   NE Educational Facilities Authority (Midland Lutheran College)(2)           5.600     09/15/2029         1,919,928
        65,000   NE Student Loans (Nebhelp)(2)                                               6.250     06/01/2018            68,524
        20,000   NE Student Loans (Nebhelp)(2)                                               6.450     06/01/2018            20,432
    45,745,000   Saunders County, NE Individual Devel. (Mead Biofuels)(3,4)                  7.000     12/01/2026         9,080,840
                                                                                                                    ---------------
                                                                                                                         34,857,225
                                                                                                                    ---------------
NEVADA--0.1%
     1,000,000   Clark County, NV Improvement District(2)                                    5.000     02/01/2026           783,070
       770,000   Clark County, NV Improvement District(2)                                    5.050     02/01/2031           567,205
        25,000   Clark County, NV Pollution Control (Nevada Power Company)(2)                5.450     10/01/2023            24,217
    10,000,000   Director of the State of NV Dept. of Business & Industry (Las Ventanas
                    Retirement)                                                              7.000     11/15/2034         5,358,800
       100,000   Las Vegas, NV Paiute Tribe, Series A(2)                                     6.625     11/01/2017            87,727
       130,000   Mesquite, NV Special Improvement District (Canyon Creek)(2)                 5.400     08/01/2020            93,716
       520,000   Mesquite, NV Special Improvement District (Canyon Creek)(2)                 5.500     08/01/2025           328,546
     2,000,000   Mesquite, NV Special Improvement District No. 07-01 (Anthem at
                    Mesquite)(2)                                                             6.150     08/01/2037         1,443,100
                                                                                                                    ---------------
                                                                                                                          8,686,381
                                                                                                                    ---------------
NEW HAMPSHIRE--0.1%
     2,020,000   NH Business Finance Authority (Air Cargo at Pease)                          6.750     04/01/2024         1,552,148
        70,000   NH Business Finance Authority (Connecticut Light & Power)(2)                5.850     12/01/2022            71,077
     1,500,000   NH Business Finance Authority (Huggins Hospital)(2)                         6.875     10/01/2039         1,475,595
     4,000,000   NH H&EFA (Franklin Pierce College)(2)                                       6.050     10/01/2034         2,655,320
                                                                                                                    ---------------
                                                                                                                          5,754,140
                                                                                                                    ---------------
NEW JERSEY--10.8%
     1,400,000   NJ EDA (Continental Airlines)(2)                                            5.500     04/01/2028           929,068
    42,830,000   NJ EDA (Continental Airlines)(2)                                            6.250     09/15/2019        38,776,997
    64,685,000   NJ EDA (Continental Airlines)(2)                                            6.250     09/15/2029        55,620,044
    16,375,000   NJ EDA (Continental Airlines)(2)                                            6.400     09/15/2023        14,667,415
     1,600,000   NJ EDA (Continental Airlines)(2)                                            6.625     09/15/2012         1,569,632
    25,935,000   NJ EDA (Continental Airlines)(2)                                            7.000     11/15/2030        24,235,220
    16,920,000   NJ EDA (Continental Airlines)(2)                                            7.200     11/15/2030        16,162,830
    16,500,000   NJ EDA (Continental Airlines)(2)                                            9.000     06/01/2033        17,253,555
    12,500,000   NJ EDA (Converted Organics of Woodbridge)(3)                                8.000     08/01/2027         7,953,625
     1,109,191   NJ EDA (Empowerment Zone-Cumberland)(3,4)                                   7.750     08/01/2021           590,600


                 32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
NEW JERSEY CONTINUED
$    9,000,000   NJ EDA (GMT Realty)(2)                                                      6.875%    01/01/2037   $     7,291,800
    34,350,000   NJ Health Care Facilities Financing Authority (CHE/MM/MC Obligated
                    Group)(2)                                                                1.095(6)  11/15/2033        22,877,100
     6,130,000   NJ Health Care Facilities Financing Authority (Raritan Bay Medical
                    Center)(2)                                                               7.250     07/01/2027         5,548,263
   154,940,000   NJ Tobacco Settlement Financing Corp.(2)                                    4.750     06/01/2034       108,340,246
    96,125,000   NJ Tobacco Settlement Financing Corp.(1)                                    5.000     06/01/2029        73,810,457
   375,020,000   NJ Tobacco Settlement Financing Corp.(2)                                    5.000     06/01/2041       253,078,497
   198,050,000   NJ Tobacco Settlement Financing Corp.                                       7.389(5)  06/01/2041        13,162,403
                                                                                                                    ---------------
                                                                                                                        661,867,752
                                                                                                                    ---------------
NEW MEXICO--0.6%
       525,000   Dona Ana County, NM Multifamily (Montana Meadows Apartments)(2)             8.500     12/01/2015           526,691
     5,300,000   Eldorado, NM Area Water and Sanitation District(2)                          6.000     02/01/2025         4,399,159
        50,000   Farmington, NM Pollution Control (Public Service Company of New
                    Mexico)(2)                                                               6.600     10/01/2029            49,343
     1,100,000   Mariposa East, NM Public Improvement District(2)                            5.500     09/01/2016         1,017,632
       500,000   Mariposa East, NM Public Improvement District(2)                            5.750     09/01/2021           424,405
       500,000   Mariposa East, NM Public Improvement District(2)                            6.000     09/01/2032           380,530
       900,000   Montecito Estates, NM Public Improvement District(2)                        7.000     10/01/2037           662,526
    21,665,000   NM Hospital Equipment (Presbyterian Healthcare)(2)                          5.000     08/01/2039        20,947,239
         5,000   NM Mtg. Finance Authority, Series C(2)                                      6.500     07/01/2025             5,237
       209,000   NM Regional Hsg. Authority (Wildewood Apartments)(2)                        8.750     12/01/2020           209,027
     1,925,000   NM Trails Public Improvement District(2)                                    7.750     10/01/2038         1,675,751
     4,805,000   Saltillo, NM Improvement District(2)                                        7.625     10/01/2037         4,223,979
     1,000,000   Ventana West, NM Public Improvement District Special Levy(2)                6.875     08/01/2033           835,990
                                                                                                                    ---------------
                                                                                                                         35,357,509
                                                                                                                    ---------------
NEW YORK--4.2%
     3,000,000   Albany, NY IDA (New Covenant Charter School)(11)                            7.000     05/01/2035         1,910,940
    17,700,000   Erie County, NY Tobacco Asset Securitization Corp.                          6.656(5)  06/01/2055           193,107
   412,100,000   NY Counties Tobacco Trust V                                                 7.151(5)  06/01/2060         2,740,465
   500,000,000   NY Counties Tobacco Trust V                                                 7.836(5)  06/01/2060         3,325,000
     5,895,000   NYC GO(1)                                                                   5.000     05/15/2031         6,093,919
     3,500,000   NYC GO(1)                                                                   5.000     05/15/2033         3,614,188
    21,575,000   NYC GO(1)                                                                   5.000     05/15/2036        22,151,294
    10,000,000   NYC GO(1)                                                                   5.375     04/01/2036        10,728,950
     2,815,000   NYC IDA (American Airlines)                                                 5.400     07/01/2020         2,020,917
    11,055,000   NYC IDA (American Airlines)                                                 6.900     08/01/2024         8,650,538
     4,500,000   NYC IDA (American Airlines)(2)                                              7.500     08/01/2016         4,394,925
    28,500,000   NYC IDA (American Airlines)(2)                                              7.625     08/01/2025        27,546,960


                 33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
NEW YORK CONTINUED
$   37,000,000   NYC IDA (American Airlines)(2)                                              7.750%    08/01/2031   $    35,935,510
    10,000,000   NYC IDA (Bronx Parking Devel.)                                              5.750     10/01/2037         7,452,300
       500,000   NYC IDA (JFK International Airport)(2)                                      8.000     08/01/2012           495,300
    20,000,000   NYC Municipal Water Finance Authority(1)                                    5.000     06/15/2036        20,360,600
    20,000,000   NYC Municipal Water Finance Authority(1)                                    5.000     06/15/2039        20,552,900
    10,000,000   NYS DA (Personal Income Tax)(1)                                             5.000     03/15/2038        10,270,650
    12,075,000   NYS DA (State Personal Income Tax Authority)(1)                             5.000     03/15/2035        12,296,426
    50,000,000   NYS IDA (Bronx Parking Devel. Company)                                      5.875     10/01/2046        36,513,500
    20,000,000   NYS UDC (State Personal Income Tax Authority)(1)                            5.000     03/15/2037        20,456,900
                                                                                                                    ---------------
                                                                                                                        257,705,289
                                                                                                                    ---------------
NORTH CAROLINA--0.8%
    46,700,000   Charlotte, NC Douglas International Airport Special Facilities (US
                    Airways)(2)                                                              5.600     07/01/2027        32,838,973
    14,235,000   Charlotte, NC Douglas International Airport Special Facilities (US
                    Airways)(2)                                                              7.750     02/01/2028        12,674,559
     4,380,000   Gaston, NC IF&PCFA (National Gypsum)(2)                                     5.750     08/01/2035         2,603,603
     2,775,000   NC Medical Care Commission Retirement Facilities (Village at
                    Brookwood)(2)                                                            5.250     01/01/2032         1,982,793
                                                                                                                    ---------------
                                                                                                                         50,099,928
                                                                                                                    ---------------
NORTH DAKOTA--0.1%
     1,000,000   Cando, ND Nursing Facility (Towner County Medical Center)(2)                7.125     08/01/2022           964,950
       100,000   Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)(2)                  7.000     11/01/2015            93,624
        10,000   ND HFA (Home Mtg.)(2)                                                       5.400     01/01/2034            10,053
        10,000   ND HFA (Home Mtg.)(2)                                                       5.550     07/01/2022             9,939
     2,880,000   Richland County, ND Hsg. (Birchwood Properties)(2)                          6.750     05/01/2029         2,304,864
                                                                                                                    ---------------
                                                                                                                          3,383,430
                                                                                                                    ---------------
OHIO--4.0%
     3,960,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(2)                5.875     06/01/2030         3,446,665
    43,905,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(2)                5.875     06/01/2047        32,530,093
 2,345,000,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)                   7.501(5)  06/01/2052        53,864,650
     1,385,000   Butler County, OH Hsg. (Anthony Wayne Apartments)(2)                        6.500     09/01/2030         1,015,551
     4,495,000   Centerville, OH Health Care (Bethany Lutheran Village)(2)                   6.000     11/01/2038         3,799,264
    13,125,000   Cleveland, OH Airport (Continental Airlines)(2)                             5.375     09/15/2027        10,020,150
    24,260,000   Cleveland, OH Airport (Continental Airlines)(2)                             5.700     12/01/2019        20,882,523
     1,500,000   Cleveland-Cuyahoga County, OH Port Authority (St. Clarence)(2)              6.250     05/01/2038         1,174,005
       750,000   Erie County, OH Hospital Facilities (Firelands Regional Medical
                    Center)(2)                                                               5.000     08/15/2036           623,700


                 34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
OHIO CONTINUED
$    7,500,000   Grove City, OH Tax Increment Financing(2)                                   5.375%    12/01/2031   $     5,225,850
     4,500,000   Hickory Chase, OH Community Authority Infrastructure Improvement(2)         7.000     12/01/2038         2,937,330
       125,000   Lake County, OH Hospital Facilities (Lake Hospital System)(2)               5.750     08/15/2038           117,160
       125,000   Lake County, OH Hospital Facilities (Lake Hospital System)(2)               6.000     08/15/2043           120,051
       810,000   Lorain County, OH Port Authority (Alumalloy LLC)(2)                         6.000     11/15/2025           583,054
    15,770,000   Mahoning County, OH Hospital Facilities (Forum Health/Trumbull Memorial
                    Hospital/Beeghly Oaks)                                                   6.000     11/15/2032         9,953,709
       960,000   Moraine, OH Solid Waste Disposal (General Motors Corp.)(3,10)               5.650     07/01/2024           134,400
     3,225,000   Moraine, OH Solid Waste Disposal (General Motors Corp.)(3,10)               6.750     07/01/2014           451,500
    14,300,000   OH Air Quality Devel. Authority (Fostoria Ethanol)(2)                       8.500     02/01/2020        10,208,341
    14,300,000   OH Air Quality Devel. Authority (Marion Ethanol)(2)                         8.500     02/01/2020        10,208,341
        50,000   OH Environmental Facilities (Ford Motor Company)                            5.750     04/01/2035            30,381
       520,000   OH Environmental Facilities (Ford Motor Company)                            5.950     09/01/2029           326,466
       100,000   OH Environmental Facilities (Ford Motor Company)                            6.150     06/01/2030            62,784
       550,000   OH Pollution Control (General Motors Corp.)(3,10)                           5.625     03/01/2015            77,000
     2,050,000   OH Port Authority of Columbiana Solid Waste (A&L Salvage)(3,4,10)          14.500     07/01/2028                --
    16,320,000   OH Port Authority of Columbiana Solid Waste (Apex Environmental)(2)         7.250     08/01/2034        11,998,627
    14,000,000   OH Solid Waste (General Motors Corp.)(3,10)                                 6.300     12/01/2032         1,960,000
    29,515,000   OH Solid Waste Disposal (USG Corp.)                                         5.600     08/01/2032        21,839,034
    38,910,000   OH Solid Waste Disposal (USG Corp.)(2)                                      5.650     03/01/2033        28,723,751
     6,640,000   OH Solid Waste Disposal (USG Corp.)(2)                                      6.050     08/01/2034         5,147,660
        70,000   Pike County, OH Hospital Facilities (Pike Health Services)(2)               7.000     07/01/2022            65,962
       450,000   Toledo-Lucas County, OH Port Authority (Northwest Ohio)(2)                  5.125     11/15/2025           346,860
     3,000,000   Toledo-Lucas County, OH Port Authority (Town Square at
                    Levis Commons)(2)                                                        5.400     11/01/2036         2,727,360
     3,415,000   Warren County, OH Port Authority (Corridor 75 Park)(2)                      7.500     12/01/2034         3,088,628
                                                                                                                    ---------------
                                                                                                                        243,690,850
                                                                                                                    ---------------
OKLAHOMA--1.0%
     1,700,000   Ardmore, OK Devel. Authority (Airpark Increment District)(2)                5.750     11/01/2022         1,477,266
     1,500,000   Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)(2)          6.625     10/01/2037         1,282,650
     1,650,000   Cleveland County, OK IDA (Vaughn Foods)                                     7.750     12/01/2012         1,508,414
     2,365,000   Cleveland County, OK IDA (Vaughn Foods)                                     8.100     12/01/2024         1,800,262
       320,000   Grady County, OK Industrial Authority (Correctional Facilities)             7.000     11/01/2011           262,019


                 35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
OKLAHOMA CONTINUED
$    2,610,000   Jackson County, OK Memorial Hospital Authority (Jackson County
                    Memorial)(2)                                                             7.300%    08/01/2015   $     2,611,357
        95,000   OK HFA (Single Family Mtg.)                                                 5.686(5)  09/01/2030            29,231
        50,000   OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities
                    (Ralston Purina Group)(2)                                                6.500     09/01/2026            50,046
     1,500,000   Oklahoma City, OK Industrial & Cultural Facilities (Aero Obligated
                    Group)(2)                                                                6.750     01/01/2023         1,275,165
     2,950,000   Oklahoma County, OK Finance Authority (Var-Sail Assoc.)(2)                  5.250     05/15/2041         2,897,402
     4,075,000   Tulsa, OK Municipal Airport Trust (American Airlines)(2)                    6.250     06/01/2020         3,470,678
       215,000   Tulsa, OK Municipal Airport Trust (American Airlines)(2)                    7.350     12/01/2011           210,977
    43,980,000   Tulsa, OK Municipal Airport Trust (American Airlines)                       7.750     06/01/2035        42,015,413
                                                                                                                    ---------------
                                                                                                                         58,890,880
                                                                                                                    ---------------
OREGON--0.4%
        20,000   Lane County, OR Hsg. Authority & Community Services (Firewood)(2)           6.600     11/01/2015            19,661
     1,095,000   OR Economic Devel. (Georgia-Pacific Corp.)(2)                               5.700     12/01/2025           982,149
        10,000   OR GO (Elderly & Disabled Hsg.)(2)                                          5.250     08/01/2031            10,012
     8,270,000   OR Solid Waste Disposal (USG Corp.)(2)                                      6.400     12/01/2029         6,829,283
    12,000,000   OR State Facilities Authority (Peacehealth)(2)                              5.000     11/01/2039        11,798,520
        50,000   Port Astoria, OR Pollution Control (James River)(2)                         6.550     02/01/2015            49,601
     3,655,000   Port of St. Helen's, OR Pollution Control (Boise Cascade Corp.)(2)          5.650     12/01/2027         1,832,361
     1,150,000   Western Generation, OR Agency Cogeneration (Wauna Cogeneration)(2)          5.000     01/01/2021         1,042,452
                                                                                                                    ---------------
                                                                                                                         22,564,039
                                                                                                                    ---------------
PENNSYLVANIA--2.2%
     1,250,000   Allegheny County, PA HDA (The Covenant at South Hills)(3)                   8.750     02/01/2031           133,063
    54,250,000   Allegheny County, PA HDA (West Penn Allegheny Health System)(2)             5.375     11/15/2040        42,027,475
    10,000,000   Allegheny County, PA HDA (WPAHS/AG/Forbes Health System/WPH/WPAON
                    Obligated Group)(2)                                                      5.000     11/15/2028         7,966,800
     1,500,000   Chester County, PA H&EFA (Chester County Hospital)(2)                       6.750     07/01/2031         1,473,045
        35,000   Chester Guaranteed Host Community, PA, Series B(2)                          5.800     12/01/2013            35,001
        10,000   Erie County, PA IDA (International Paper Company)(2)                        5.850     12/01/2020            10,000
     1,300,000   Luzerne County, PA IDA(8)                                                   7.500     12/15/2019         1,283,568
       500,000   Luzerne County, PA IDA(8)                                                   7.750     12/15/2027           489,005
    25,000,000   PA EDFA (Bionol Clearfield)(2)                                              8.500     07/15/2015        20,583,500
     5,000,000   PA EDFA (National Gypsum Company)(2)                                        6.250     11/01/2027         3,182,600
     5,000,000   PA EDFA (Northampton Generating)                                            6.500     01/01/2013         3,252,150


                 36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
PENNSYLVANIA CONTINUED
$    5,000,000   PA EDFA (Northampton Generating)                                            6.600%    01/01/2019   $     3,250,500
     1,905,000   PA EDFA (Reliant Energy)(2)                                                 6.750     12/01/2036         1,949,329
    14,200,000   PA EDFA (Reliant Energy)(2)                                                 6.750     12/01/2036        14,530,434
     4,100,000   PA EDFA (Reliant Energy)(2)                                                 6.750     12/01/2036         4,195,407
    11,470,000   PA EDFA (USG Corp.)(2)                                                      6.000     06/01/2031         8,994,201
    11,500,000   PA Geisinger Authority Health System, Series A(1)                           5.250     06/01/2039        11,698,893
     3,000,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(2)                                   5.875     11/15/2016         2,664,330
     3,500,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(2)                                   5.875     11/15/2021         2,815,645
       100,000   Philadelphia, PA H&HEFA (Temple University Hospital)(2)                     6.625     11/15/2023           100,036
    10,000,000   Sayre, PA Health Care Facilities Authority (Guthrie
                    Healthcare System)(2)                                                    1.013(6)  12/01/2024         6,760,000
                                                                                                                    ---------------
                                                                                                                        137,394,982
                                                                                                                    ---------------
RHODE ISLAND--2.4%
    45,000,000   Central Falls, RI Detention Facility(2)                                     7.250     07/15/2035        38,428,650
        45,000   RI Health & Educational Building Corp. (Roger Williams General
                    Hospital)(2)                                                             5.500     07/01/2018            41,349
        20,000   RI Health & Educational Building Corp. (Roger Williams
                    Medical Center)(2)                                                       5.500     07/01/2028            15,628
     4,000,000   RI Hsg. & Mtg. Finance Corp.(2)                                             5.000     10/01/2048         3,682,000
    12,820,000   RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)(1)                 5.200     10/01/2047        12,361,034
    52,090,000   RI Tobacco Settlement Financing Corp. (TASC)                                6.125(5)  06/01/2052           933,453
    27,675,000   RI Tobacco Settlement Financing Corp. (TASC)(2)                             6.250     06/01/2042        25,153,531
 1,839,245,000   RI Tobacco Settlement Financing Corp. (TASC)                                7.054(5)  06/01/2052        40,408,213
    42,825,000   RI Tobacco Settlement Financing Corp. (TASC)                                7.868(5)  06/01/2052           626,530
    25,605,000   RI Tobacco Settlement Financing Corp. (TASC), Series A(2)                   6.125     06/01/2032        24,222,842
                                                                                                                    ---------------
                                                                                                                        145,873,230
                                                                                                                    ---------------
SOUTH CAROLINA--0.6%
     1,375,000   Allendale County, SC School District Energy Savings
                    Special Obligation(2)                                                    8.500     12/01/2018         1,418,684
        15,000   Georgetown County, SC Environmental Improvement (International Paper
                    Company)(2)                                                              6.250     09/01/2023            15,083
     5,500,000   Greenwood County, SC Hospital (Self Regional Healthcare)(2)                 5.375     10/01/2039         5,375,700
     7,285,000   Hardeeville, SC Assessment Revenue (Anderson Tract Municipal
                    Improvement District)(2)                                                 7.750     11/01/2039         6,262,696
         5,000   Horry County, SC Airport(2)                                                 5.600     07/01/2017             5,005
     5,220,000   Lancaster County, SC (Edenmoor Improvement District)                        5.750     12/01/2037         2,105,383
     1,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)(2)             5.250     11/01/2026           711,770
     2,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)(2)             5.300     11/01/2035         1,285,020


                 37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
SOUTH CAROLINA CONTINUED
$   16,722,000   Richland County, SC Assessment Revenue (Village at Sandhill
                    Improvement District)(2)                                                 6.200%    11/01/2036   $    11,951,213
       200,000   SC Connector 2000 Assoc. Toll Road, Series B                                6.300(5)  01/01/2026            17,812
     7,620,000   SC Connector 2000 Assoc. Toll Road, Series B                                6.453(5)  01/01/2020         1,304,620
     8,500,000   SC Connector 2000 Assoc. Toll Road, Series B                                6.621(5)  01/01/2024           883,830
        50,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated Group)(2)                     5.650     05/01/2018            47,788
       500,000   SC Jobs-EDA (Lutheran Homes)(2)                                             5.625     05/01/2042           395,665
     2,500,000   SC Jobs-EDA (Palmetto Health)(2)                                            5.500     08/01/2026         2,483,550
     3,650,000   SC Jobs-EDA (Palmetto Health)(2)                                            5.750     08/01/2036         3,615,179
     1,500,000   SC Jobs-EDA (Palmetto Health)(2)                                            5.750     08/01/2039         1,470,525
       790,000   York County, SC Pollution Control (Bowater)(3,10)                           7.400     01/01/2010           150,100
                                                                                                                    ---------------
                                                                                                                         39,499,623
                                                                                                                    ---------------
SOUTH DAKOTA--0.6%
    19,000,000   Brown County, SD Solid Waste Facilities (Heartland Grain Fuels)(3)          8.250     01/01/2018         4,835,500
     1,000,000   Lower Brule, SD Sioux Tribe, Series B(2)                                    5.500     05/01/2019           821,390
    33,445,000   SD Educational Enhancement Funding Corp. Tobacco Settlement(2)              6.500     06/01/2032        32,442,653
     1,425,000   Turner County, SD Tax Increment(2)                                          5.000     12/15/2026         1,095,882
                                                                                                                    ---------------
                                                                                                                         39,195,425
                                                                                                                    ---------------
TENNESSEE--0.6%
        90,000   Blount County, TN H&EFB (Asbury)(2)                                         4.750     04/01/2012            90,579
     4,850,000   Blount County, TN H&EFB (Asbury)(2)                                         5.125     04/01/2023         3,931,701
       790,000   Chattanooga, TN HE&HFB (Campus Devel. Foundation Phase I)(2)                5.500     10/01/2020           701,078
    21,710,000   Maury County, TN Industrial Devel. Board (General Motors Corp.)(10)         6.500     09/01/2024        10,855,000
    15,480,000   McMinn County, TN Industrial Devel. Board Pollution Control (Calhoun
                    Newsprint)(3,10)                                                         7.625     03/01/2016         2,941,200
    19,575,000   McMinn County, TN Industrial Devel. Board Solid Waste (Calhoun
                    Newsprint)(3,10)                                                         7.400     12/01/2022         3,719,250
     1,840,000   Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated
                    Group)                                                                   1.610(6)  04/01/2042         1,655,724
     9,080,000   Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated
                    Group)(2)                                                                5.750     04/01/2042         5,363,284
       215,000   Memphis-Shelby County, TN Airport Authority (Express Airlines)(2)           6.125     12/01/2016           189,557
     7,870,000   Metropolitan Knoxville, TN Airport Authority (Northwest Airlines)(2)        8.000     04/01/2032         7,672,699
       515,000   Shelby County, TN HE&HF (Lapaloma Apartments)(2)                            7.750     12/01/2029           404,388
                                                                                                                    ---------------
                                                                                                                         37,524,460
                                                                                                                    ---------------
TEXAS--24.6%
    45,625,000   Alliance Airport Authority, TX (American Airlines)                          5.250     12/01/2029        27,267,781


                 38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
TEXAS CONTINUED
$   93,500,000   Alliance Airport Authority, TX (American Airlines)                          5.750%    12/01/2029   $    59,924,150
       305,000   Alliance Airport Authority, TX (American Airlines)                          7.000     12/01/2011           283,327
       230,000   Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)(2)            7.750     12/01/2028           204,932
       305,000   Bexar County, TX HFC (American Opportunity Hsg.)(2)                         7.500     01/01/2013           287,865
       980,000   Bexar County, TX HFC (American Opportunity Hsg.)(2)                         8.000     01/01/2031           773,867
     1,130,000   Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill
                    Apartments)(3,4)                                                         8.500     06/01/2031           576,221
       995,000   Bexar County, TX HFC (Doral Club)(2)                                        8.750     10/01/2036           709,206
       200,000   Bexar County, TX HFC (Honey Creek LLC)                                      8.000     04/01/2030           118,300
       100,000   Bexar County, TX HFC (Honey Creek LLC)                                      9.000     04/01/2030            59,220
     1,460,000   Bexar County, TX HFC (Perrin Square)(3)                                     9.750     11/20/2031         1,265,776
    41,315,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)           5.000     03/01/2041        17,515,907
    13,500,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)           5.400     05/01/2029         5,797,575
     2,345,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)           6.300     07/01/2032         1,071,431
    14,080,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)           6.750     04/01/2038        10,175,757
    11,420,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)           6.750     10/01/2038         5,696,867
    10,000,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)           7.700     03/01/2032         5,838,100
    28,120,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)           7.700     04/01/2033        16,414,206
    16,900,000   Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)(2)               7.000     11/01/2039        15,163,018
       190,000   Cass County, TX IDC (International Paper Company)(2)                        6.600     03/15/2024           192,227
    45,125,000   Dallas, TX Area Rapid Transit(1)                                            5.250     12/01/2048        46,818,481
    10,000,000   Dallas-Fort Worth, TX International Airport(1)                              5.000     11/01/2035         9,525,250
        20,000   Dallas-Fort Worth, TX International Airport(2)                              5.750     11/01/2030            20,007
    32,500,000   Dallas-Fort Worth, TX International Airport (American Airlines/AMR
                    Corp. Obligated Group)                                                   5.500     11/01/2030        19,452,875
       320,000   Dallas-Fort Worth, TX International Airport Facility
                    (American Airlines)                                                      6.000     11/01/2014           274,579
    63,880,000   Dallas-Fort Worth, TX International Airport Facility
                    (American Airlines)                                                      6.375     05/01/2035        42,857,092
       305,000   Dallas-Fort Worth, TX International Airport Facility
                    (American Airlines)                                                      8.250     11/01/2036           256,673
    22,100,000   Dallas-Fort Worth, TX International Airport Facility Improvement Corp.      9.000     05/01/2029        20,527,585
    45,945,000   Dallas-Fort Worth, TX International Airport Facility Improvement Corp.      9.125     05/01/2029        41,909,191
     2,115,000   Danbury, TX Higher Education Finance Corp. (Island Foundation)(2)           6.250     02/15/2036         1,758,749


                 39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
TEXAS CONTINUED
$      450,000   Decatur, TX Hospital Authority (Wise Regional Health System)(2)             5.625%    09/01/2013   $       471,465
    22,950,000   Donna, TX GO(2)                                                             6.250     02/15/2037        17,278,367
            60   El Paso, TX HFC (Single Family)(2)                                          6.180     04/01/2033                63
        55,000   Gainesville, TX Hsg. Authority(2)                                           6.800     12/01/2020            50,000
        25,000   Galveston County, TX HFC (Friendswood)(2)                                   6.200     10/01/2021            25,028
     1,000,000   Grapevine, TX IDC (Air Cargo)(2)                                            6.500     01/01/2024           841,960
    31,000,000   Gulf Coast, TX IDA (Microgy Holdings)                                       7.000     12/01/2036        15,678,250
       150,000   Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)(2)            5.700     04/01/2032           140,627
     5,440,000   Harris County, TX IDC (Continental Airlines)(2)                             5.375     07/01/2019         4,568,186
     1,750,000   HFDC of Central TX (Legacy at Willow Bend Retirement Community)(2)          5.625     11/01/2026         1,399,353
     2,750,000   HFDC of Central TX (Legacy at Willow Bend Retirement Community)(2)          5.750     11/01/2036         1,997,738
     2,000,000   HFDC of Central TX (Lutheran Social Services of the South)(2)               6.875     02/15/2032         1,830,700
     4,000,000   HFDC of Central TX (Villa De San Antonio)                                   6.250     05/15/2036         2,643,800
     7,290,000   Houston, TX Airport Special Facilities (Continental Airlines)(2)            5.700     07/15/2029         5,816,472
     7,940,000   Houston, TX Airport Special Facilities (Continental Airlines)(2)            5.700     07/15/2029         6,335,088
    18,840,000   Houston, TX Airport Special Facilities (Continental Airlines)(2)            6.125     07/15/2017        17,156,646
    18,735,000   Houston, TX Airport Special Facilities (Continental Airlines)(2)            6.125     07/15/2027        15,857,866
    20,245,000   Houston, TX Airport Special Facilities (Continental Airlines)(2)            6.125     07/15/2027        17,135,975
    56,165,000   Houston, TX Airport Special Facilities (Continental Airlines)               6.750     07/01/2029        51,164,630
       100,000   Houston, TX Airport Special Facilities (Continental Airlines)               7.000     07/01/2029            93,621
     3,520,000   Houston, TX Airport Special Facilities (Continental Airlines)               7.375     07/01/2022         3,447,382
     8,860,000   Houston, TX HFC (Hometowne on Bellfort)(1)                                  5.250     12/01/2040         9,013,205
       470,000   Houston, TX IDC (Air Cargo)(2)                                              6.375     01/01/2023           393,978
    10,000,000   La Vernia, TX Higher Education Finance Corp.(2)                             7.125     02/15/2038         9,782,100
     1,945,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)(2)                     6.000     07/01/2032         1,391,706
       575,000   Matagorda County, TX Navigation District (Reliant Energy)(2)                5.950     05/01/2030           543,737
     1,800,000   Maverick County, TX GO COP(2)                                               8.750     03/01/2034         1,826,676
     6,110,000   Maverick County, TX GO COP(2)                                               8.750     03/01/2034         6,148,004
       690,000   Midlothian, TX Devel. Authority Tax Increment(2)                            5.125     11/15/2026           536,268
    38,000,000   North Central TX HFDC (Children's Medical Center)(1)                        5.750     08/15/2039        39,290,100
       100,000   Northwest Harris County, TX Municipal Utility District (Waterworks &
                    Sewer)(2)                                                                6.100     04/01/2012           100,104


                 40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
TEXAS CONTINUED
$   15,000,000   Port of Corpus Christi, TX Authority (CNA Holdings)(2)                      6.700%    11/01/2030   $    15,050,100
     5,444,389   Sabine Neches, TX HFC (Single Family Mtg.)(1)                               4.875     12/01/2039         5,436,479
     4,100,000   Sabine, TX River Authority Pollution Control (TXU Electric Company)         6.150     08/01/2022         2,129,540
     1,800,000   Sabine, TX River Authority Pollution Control (TXU Electric Company)         6.450     06/01/2021           980,928
        25,000   San Antonio, TX HFC (La Risa Apartments)                                    8.250     01/01/2026            20,745
        10,500   San Antonio, TX HFC (Point East Section 8)(3,4,10)                          7.500     08/01/2023                 1
     6,800,000   San Jacinto, TX Community College District(1)                               5.000     02/15/2033         6,961,738
    10,000,000   San Jacinto, TX Community College District(1)                               5.125     02/15/2038        10,253,850
     3,600,000   Southeast TX HFC (Forest View Apartments)                                   6.750     07/01/2037         1,831,320
     6,030,000   Springhill, TX Courtland Heights Public Facility Corp.(2)                   5.850     12/01/2028         3,663,285
    14,000,000   Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor
                    Health Care System)(1)                                                   5.750     11/15/2024        15,182,860
    34,000,000   Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor
                    Health Care System)(1)                                                   6.250     11/15/2029        36,872,660
     3,750,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
                    (Buckingham Senior Living Community)(2)                                  5.750     11/15/2037         3,250,838
     1,600,000   Travis County, TX HFDC (Querencia Barton Creek)(2)                          5.650     11/15/2035         1,266,320
     2,495,000   Trinity, TX River Authority (TXU Energy Company)                            6.250     05/01/2028         1,179,287
    20,500,000   Trophy Club, TX Public Improvement (Highlands Trophy Club)(2)               7.750     10/01/2037        18,535,690
     2,320,000   TX Affordable Hsg. Corp. (American Hsg. Foundation)(3,4)                    8.000     03/01/2032           115,722
     6,170,000   TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)(3)       8.000     03/01/2032         2,475,096
    35,600,000   TX Angelina & Neches River Authority (Aspen Power)(2)                       6.500     11/01/2029        20,535,504
        45,000   TX Angelina & Neches River Authority Solid Waste (Champion
                    International Corp.)(2)                                                  6.300     04/01/2018            45,109
       250,000   TX Angelina & Neches River Authority Waste Disposal (Temple-Inland)(2)      6.950     05/01/2023           246,350
        15,000   TX Dept. of Hsg. & Community Affairs(2)                                     5.350     07/01/2033            14,633
       155,000   TX Dept. of Hsg. & Community Affairs (Sugar Creek Apartments)(2)            6.000     01/01/2042           156,894
     6,750,000   TX Dept. of Hsg. & Community Affairs (Summit Point Apartments)(1)           5.250     06/20/2047         6,812,978
    38,380,000   TX Multifamily Housing Options (Affordable Hsg.)                            0.520(6)  01/01/2039        13,567,330
     1,465,000   TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway
                    Villas)(2)                                                               5.950     11/01/2034         1,425,035
     5,960,000   TX Municipal Gas Acquisition & Supply Corp.(2)                              1.650(6)  12/15/2026         4,052,800
   259,560,000   TX Municipal Gas Acquisition & Supply Corp.(1)                              5.625     12/15/2017       270,549,770
   451,755,000   TX Municipal Gas Acquisition & Supply Corp.(1)                              6.250     12/15/2026       470,707,381
     4,360,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(3,4)                            6.750     03/01/2031         2,219,589


                 41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
TEXAS CONTINUED
$    3,075,000   TX Public Finance Authority Charter School Finance Corp. (Cosmos
                    Foundation)(2)                                                           5.375%    02/15/2037   $     2,372,424
     1,600,000   TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham
                    Wood)(2)                                                                 6.250     09/01/2036         1,344,448
        25,000   TX Student Hsg. Corp. (University of North Texas)(2)                        6.000     07/01/2011            24,256
       635,000   TX Student Hsg. Corp. (University of North Texas)(2)                        6.750     07/01/2021           513,302
       200,000   TX Student Hsg. Corp. (University of North Texas)(2)                        6.850     07/01/2031           148,462
     2,500,000   Tyler, TX HFDC (Mother Frances Hospital Regional Health Care Center)(2)     5.000     07/01/2033         2,089,325
     2,115,000   Vintage Township, TX Public Facilities Corp.(2)                             7.375     10/01/2038         1,871,923
     1,279,000   Vintage Township, TX Public Facilities Corp.(2)                             7.375     10/01/2038         1,132,005
     1,000,000   West Harris County, TX Regional Water Authority(2)                          5.000     12/15/2035           985,590
                                                                                                                    ---------------
                                                                                                                      1,511,716,877
                                                                                                                    ---------------
U.S. POSSESSIONS--0.5%
       700,000   Northern Mariana Islands Commonwealth, Series A(2)                          6.750     10/01/2033           642,621
    11,000,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                          5.250     08/01/2057        11,181,335
    17,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                          5.750     08/01/2057        17,986,765
                                                                                                                    ---------------
                                                                                                                         29,810,721
                                                                                                                    ---------------
UTAH--0.1%
        85,000   Emery County, UT Pollution Control (Pacificorp)(2)                          5.625     11/01/2023            86,301
     1,780,000   UT HFA (RHA Community Service of Utah)(2)                                   6.875     07/01/2027         1,602,071
     1,315,000   Utah County, UT Charter School (Lincoln Academy)(2)                         5.875     06/15/2037         1,059,509
       825,000   Utah County, UT Charter School (Renaissance Academy)(2)                     5.625     07/15/2037           640,753
     4,425,000   West Valley City, UT Sewer (East Hollywood High School)(2)                  5.625     06/15/2037         3,396,365
                                                                                                                    ---------------
                                                                                                                          6,784,999
                                                                                                                    ---------------
VERMONT--0.0%
        10,000   VT EDA (Wake Robin Corp.)(2)                                                6.000     03/01/2022             9,498
     2,548,367   VT Educational & Health Buildings Financing Agency
                    (Marlboro College)(2)                                                    2.779     04/01/2019         1,893,207
                                                                                                                    ---------------
                                                                                                                          1,902,705
                                                                                                                    ---------------
VIRGINIA--1.3%
       570,000   Bedford County, VA IDA (Georgia-Pacific Corp.)(2)                           5.600     12/01/2025           505,721
       595,000   Bedford County, VA IDA (Georgia-Pacific Corp.)(2)                           6.300     12/01/2025           571,176
     2,535,000   Bedford County, VA IDA (Georgia-Pacific Corp.)(2)                           6.550     12/01/2025         2,495,277
     1,875,000   Celebrate, VA North Community Devel. Authority Special Assessment(2)        6.750     03/01/2034         1,490,063
    14,802,000   Farms New Kent, VA Community Devel. Authority Special Assessment(2)         5.125     03/01/2036         9,316,083


                 42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
VIRGINIA CONTINUED
$    9,200,000   Farms New Kent, VA Community Devel. Authority Special Assessment(2)         5.450%    03/01/2036   $     6,032,256
     3,206,000   Farms New Kent, VA Community Devel. Authority Special Assessment(2)         5.800     03/01/2036         2,192,038
       475,000   Giles County, VA IDA (Hoechst Celanese Corp.)(2)                            5.950     12/01/2025           444,068
     7,930,000   Giles County, VA IDA (Hoechst Celanese Corp.)(2)                            6.625     12/01/2022         7,928,890
       235,000   Goochland County, VA IDA (Georgia-Pacific Corp.)(2)                         5.650     12/01/2025           209,641
     4,000,000   Lewistown, VA Commerce Center Community Devel. Authority(2)                 6.050     03/01/2027         3,106,800
     3,000,000   New Port, VA CDA(2)                                                         5.600     09/01/2036         1,581,510
     2,050,000   Norfolk, VA EDA, Series A(2)                                                6.000     11/01/2036         1,297,917
     1,085,000   Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement
                    Community)(2)                                                            6.125     01/01/2035           869,996
    10,425,000   Peninsula, VA Town Center Community Devel. Authority Special
                    Obligation(2)                                                            6.450     09/01/2037         8,681,106
    10,000,000   Richmond, VA Public Utility(1)                                              5.000     01/15/2040        10,274,150
     5,300,000   VA Celebrate South CDA Special Assessment(2)                                6.250     03/01/2037         4,018,089
     3,400,000   VA H2O Community Devel. Authority(2)                                        5.200     09/01/2037         2,008,618
     9,770,000   VA Small Business Financing Authority (Hampton Roads Proton)(2)             9.000     07/01/2039        10,102,864
   228,700,000   VA Tobacco Settlement Authority                                             7.075(5)  06/01/2047         9,415,579
     2,500,000   West Point, VA IDA Solid Waste (Chesapeake Corp.)(3,4,10)                   6.375     03/01/2019            25,000
                                                                                                                    ---------------
                                                                                                                         82,566,842
                                                                                                                    ---------------
WASHINGTON--3.3%
    11,480,000   Chelan County, WA Public Utility District No. 001 (Chelan
                    Hydropower)(1)                                                           5.600     01/01/2036        11,462,573
        25,000   King County, WA Hsg. Authority (Cascadian Apartments)(2)                    6.800     07/01/2019            25,054
        15,000   King County, WA Hsg. Authority (Kona Village)(2)                            6.700     01/01/2020            15,005
       125,000   King County, WA Hsg. Authority (Southwood Square Apartments)(2)             6.100     10/01/2021           111,994
       725,000   King County, WA Hsg. Authority (Southwood Square Apartments)(2)             6.200     10/01/2031           614,713
        35,000   King County, WA Hsg. Authority (Woodridge Park)(2)                          6.250     05/01/2015            35,277
        50,000   King County, WA Hsg. Authority (Woodridge Park)(2)                          6.350     05/01/2025            50,331
    22,595,000   King County, WA Sewer(1)                                                    5.750     01/01/2043        24,442,663
     1,885,000   Kitsap County, WA Consolidated Hsg. Authority(2)                            5.500     06/01/2027         1,508,961
     2,350,000   Kitsap County, WA Consolidated Hsg. Authority(2)                            5.600     06/01/2037         1,754,675
        50,000   Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)(2)      6.100     10/01/2031            41,866
     2,465,000   Port Camas, WA Public Industrial Corp. (James River Corp.
                    of Virginia)(2)                                                          6.700     04/01/2023         2,451,911
    36,900,000   Port of Seattle, WA(1)                                                      5.000     10/01/2032        36,600,999
     5,000,000   Port of Seattle, WA Special Facility (Northwest Airlines)(2)                7.125     04/01/2020         4,611,350


                 43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
WASHINGTON CONTINUED
$   13,600,000   Port of Seattle, WA Special Facility (Northwest Airlines)(2)                7.250%    04/01/2030   $    12,156,360
     2,425,000   Snohomish County, WA Hsg. Authority (Westwood Crossing Apartments)(2)       5.250     05/01/2037         1,716,367
       100,000   Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)(2)        5.100     09/01/2015            94,178
     1,675,000   Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)(2)        5.600     09/01/2025         1,390,836
     1,250,000   Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)(2)        5.750     09/01/2030         1,014,350
     1,500,000   Tes Properties, WA(1)                                                       5.500     12/01/2029         1,578,690
    12,000,000   Tes Properties, WA(1)                                                       5.625     12/01/2038        12,371,460
    19,500,000   WA Health Care Facilities Authority (Peacehealth)(1)                        5.000     11/01/2018        20,599,703
    17,410,000   WA Health Care Facilities Authority (Peacehealth)(2)                        5.000     11/01/2028        17,346,454
    15,000,000   WA Health Care Facilities Authority (Seattle Childrens Hospital)(2)         5.625     10/01/2038        15,406,500
    11,365,000   WA HEFA (Seattle University)(2)                                             5.250     05/01/2039        11,275,671
    10,760,000   WA Kalispel Tribe Indians Priority District(2)                              6.750     01/01/2038         8,967,276
    14,285,000   WA Tobacco Settlement Authority (TASC)(2)                                   6.625     06/01/2032        14,062,154
                                                                                                                    ---------------
                                                                                                                        201,707,371
                                                                                                                    ---------------
WEST VIRGINIA--0.4%
    13,435,000   Harrison County, WV Tax Increment (Charles Pointe)(2)                       7.000     06/01/2028        11,600,854
     1,840,000   Harrison County, WV Tax Increment (Charles Pointe)(2)                       7.000     06/01/2035         1,520,631
    13,710,000   Harrison County, WV Tax Increment (Charles Pointe)(2)                       7.000     06/01/2035        11,330,355
        25,000   Kingswood, WV Sewage System(2)                                              6.000     10/01/2025            22,755
     1,920,000   WV Hospital Finance Authority (Charleston Area Medical Center)(2)           5.500     09/01/2025         1,933,594
        15,000   WV Hospital Finance Authority (Charleston Area Medical Center)(2)           7.250     10/01/2014            15,042
                                                                                                                    ---------------
                                                                                                                         26,423,231
                                                                                                                    ---------------
WISCONSIN--0.8%
    27,100,000   Aztalan, WI Exempt Facility (Renew Energy)(3,10)                            7.500     05/01/2018         1,084,000
       645,000   Milwaukee, WI (Aero Milwaukee)(2)                                           6.500     01/01/2025           539,433
     1,220,000   Milwaukee, WI (Air Cargo)(2)                                                7.500     01/01/2025         1,099,635
     3,970,000   Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock
                    Renewable Fuels)(2)                                                      7.500     03/01/2018         2,382,397
       165,000   New Berlin, WI Hsg. Authority (Pinewood Creek)(2)                           6.800     11/01/2012           164,647
       160,000   New Berlin, WI Hsg. Authority (Pinewood Creek)(2)                           6.850     05/01/2013           159,168
     1,595,000   New Berlin, WI Hsg. Authority (Pinewood Creek)(2)                           7.125     05/01/2024         1,481,611
       200,000   Reedsburg, WI Industrial Devel. Revenue (Seats, Inc.)(2)                    6.250     05/01/2019           178,232
     1,750,000   Sokaogon, WI Chippewa Community (Gaming)(2)                                 7.000     01/01/2026         1,332,590


                 44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                                 COUPON      MATURITY         VALUE
   ---------                                                                               --------    ----------   ---------------
WISCONSIN CONTINUED
$    1,800,000   Sokaogon, WI Chippewa Community (Gaming)(2)                                 8.250%    01/01/2017   $     1,438,290
     3,000,000   WI H&EFA (AE Nursing Centers)(2)                                            7.250     06/01/2038         2,705,190
     1,500,000   WI H&EFA (Aurora Health Care)(2)                                            5.600     02/15/2029         1,500,585
        55,000   WI H&EFA (Aurora Health Care)(2)                                            5.625     02/15/2029            53,699
     1,000,000   WI H&EFA (Eastcastle Place)(2)                                              6.125     12/01/2034           831,080
    13,000,000   WI H&EFA (Froedtert & Community Health)(2)                                  5.000     04/01/2034        12,503,140
        70,000   WI H&EFA (Marshfield Clinic)(2)                                             6.250     02/15/2029            70,181
     7,335,000   WI H&EFA (Wellington Homes)(2)                                              6.750     09/01/2037         6,415,558
     2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)(2)                                5.800     08/01/2029         2,163,600
    10,540,000   WI Hsg. & EDA (Home Ownership), Series D(1)                                 5.100     09/01/2024        10,579,314
                                                                                                                    ---------------
                                                                                                                         46,682,350
                                                                                                                    ---------------
Total Municipal Bonds and Notes (Cost $9,933,317,628)                                                                 7,949,695,503
                                                                                                                    ---------------
CORPORATE BONDS AND NOTES--0.1%
    16,663,947   Delta Air Lines, Inc. Sr. Unsec. Nts.(2) (Cost $16,497,309)                 8.000     12/01/2015         8,242,655

    SHARES
    ------
COMMON STOCKS--0.0%
       139,762   Delta Air Lines, Inc.(4) (Cost $ 860,880)                                                                  997,901

                                                                                            STRIKE
    UNITS                                                                                    PRICE     EXPIRATION
    -----                                                                                  --------    ----------
RIGHTS, WARRANTS, AND CERTIFICATES--0.0%
     1,631,721   Converted Organics, Inc. Wts.(4) (Cost $0)                                $11.000     02/13/2012           243,126
TOTAL INVESTMENTS, AT VALUE (COST $9,950,675,817)-129.4%                                                              7,959,179,185
LIABILITIES IN EXCESS OF OTHER ASSETS-(29.4)                                                                         (1,809,587,142)
                                                                                                                    ---------------
NET ASSETS-100.0%                                                                                                   $ 6,149,592,043
                                                                                                                    ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(2.) All or a portion of the security has been segregated for collateral to cover borrowings.

(3.)  Issue is in default. See accompanying Notes.

(4.)  Non-income producing security.

(5.)  Zero coupon bond reflects effective yield on the date of purchase.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(8.) When-issued security or delayed delivery to be delivered and settled after October 31, 2009. See accompanying Notes.

(9.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,205,260 or 0.05% of the Fund's net assets as of October 31, 2009.

(10.) Illiquid security. The aggregate value of illiquid securities as of October 31, 2009 was $47,645,787, which represents 0.77% of the Fund's net assets. See accompanying Notes.

(11.) Security is subject to a shortfall and forbearance agreement. See accompanying Notes.


                 45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

Valuation Inputs

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

                                      LEVEL 1--                         LEVEL 3--
                                     UNADJUSTED       LEVEL 2--        SIGNIFICANT
                                       QUOTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                       PRICES     OBSERVABLE INPUTS      INPUTS           VALUE
                                     ----------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                           $       --     $   60,298,180     $        --   $   60,298,180
   Alaska                                    --         15,699,297              --       15,699,297
   Arizona                                   --        254,934,672              --      254,934,672
   Arkansas                                  --          8,795,969              --        8,795,969
   California                                --      1,066,972,010              --    1,066,972,010
   Colorado                                  --        276,649,201              --      276,649,201
   Connecticut                               --          8,319,812              --        8,319,812
   Delaware                                  --          4,450,305              --        4,450,305
   District of Columbia                      --        141,729,695              --      141,729,695
   Florida                                   --      1,036,716,142              --    1,036,716,142
   Georgia                                   --         35,163,713              --       35,163,713
   Hawaii                                    --          9,230,260              --        9,230,260
   Idaho                                     --             75,610              --           75,610
   Illinois                                  --        374,046,046              --      374,046,046
   Indiana                                   --         95,492,720              --       95,492,720
   Iowa                                      --        134,182,141              --      134,182,141
   Kansas                                    --         15,713,845              --       15,713,845
   Kentucky                                  --         19,183,242              --       19,183,242
   Louisiana                                 --        101,924,889              --      101,924,889
   Maine                                     --         21,682,304              --       21,682,304
   Maryland                                  --         17,762,525              --       17,762,525
   Massachusetts                             --        116,121,997              --      116,121,997
   Michigan                                  --        251,900,976              --      251,900,976
   Minnesota                                 --         67,783,692              --       67,783,692
   Mississippi                               --         18,782,708              --       18,782,708
   Missouri                                  --         90,539,453              --       90,539,453
   Montana                                   --         11,192,260              --       11,192,260
   Multi States                              --          4,411,600              --        4,411,600
   Nebraska                                  --         34,857,225              --       34,857,225
   Nevada                                    --          8,686,381              --        8,686,381


                 46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   New Hampshire                             --          5,754,140              --        5,754,140
   New Jersey                                --        661,867,752              --      661,867,752
   New Mexico                                --         35,357,509              --       35,357,509
   New York                                  --        257,705,289              --      257,705,289
   North Carolina                            --         50,099,928              --       50,099,928
   North Dakota                              --          3,383,430              --        3,383,430
   Ohio                                      --        243,690,850              --      243,690,850
   Oklahoma                                  --         58,890,880              --       58,890,880
   Oregon                                    --         22,564,039              --       22,564,039
   Pennsylvania                              --        137,394,982              --      137,394,982
   Rhode Island                              --        145,873,230              --      145,873,230
   South Carolina                            --         39,499,623              --       39,499,623
   South Dakota                              --         39,195,425              --       39,195,425
   Tennessee                                 --         37,524,460              --       37,524,460
   Texas                                     --      1,498,149,547      13,567,330    1,511,716,877
   U.S. Possessions                          --         29,810,721              --       29,810,721
   Utah                                      --          6,784,999              --        6,784,999
   Vermont                                   --          1,902,705              --        1,902,705
   Virginia                                  --         82,566,842              --       82,566,842
   Washington                                --        201,707,371              --      201,707,371
   West Virginia                             --         26,423,231              --       26,423,231
   Wisconsin                                 --         46,682,350              --       46,682,350
Corporate Bonds and Notes                    --          8,242,655              --        8,242,655
Common Stocks                           997,901                 --              --          997,901
Rights, Warrants, and Certificates      243,126                 --              --          243,126
                                     ----------     --------------     -----------   --------------
Total Assets                         $1,241,027     $7,944,370,828     $13,567,330   $7,959,179,185
                                     ----------     --------------     -----------   --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

To simplify the listings of securities, abbreviations are used per the table below:

ABH       Adventist Bolingbrook Hospital
AG        Allegheny General Hospital
AGH       Adventist Glenoaks Hospital
AHF       American Housing Foundation
AHSGA     Adventist Health System-Georgia
AUS       Allegheny United Hospital
CAB       Capital Appreciation Bond
CDA       Communities Devel. Authority
CFGH      Central Florida Group Homes
CHE       Catholic Health East
CHFTEH    Catholic Housing for the Elderly & Handicapped
CHS       Catholic Health Services
CMH       Copley Memorial Hospital
COP       Certificates of Participation
CoMC      Community Medical Center


                 47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

DA        Dormitory Authority
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
EMHC      Elmhurst Memorial Healthcare
EMH       Elmhurst Memorial Hospital
EMHH      Elmhurst Memorial Home Health
FMOOLHS   Franciscan Missionaries of Our Lady Health System
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFB    Health Educational and Housing Facility Board
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IF&PCFA   Industrial Facilities and Pollution Control Financing Authority
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
JGCCF     Jewish Geriatric & Convalescent Center Foundation
JHF       Jewish Hospital Foundation
LH        Lowman Home
LS        Lutheran Services
M-S-R     Modesto Irrigation District of the City of Santa Clara and the City of Redding
MC        Mccauley Center
MCP       Medical College Of Pennsylvania
MM        Mercy Medical
MetroF    Metro Foundation
MetroH    Metropolitan Hospital
MetroHC   Metropolitan Health Corporation
NH        Northgate Housing
NTH       North Terrace Housing
NYC       New York City
NYS       New York State
OHP       Oakwood Health Promotions
OHS       Oakwood Healthcare System
OLOLRMC   Our Lady of Lourdes Regional Medical Center
OUH       Oakwood United Hospitals
RCF       Rush-Copley Foundation
RCMC      Rush-Copley Medical Center
RHA       Resource Healthcare of America
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Options Longs
RUMC      Rush University Medical Center
Res Rec   Resource Recovery Facility
SANC      St. Anne's Nursing Center
SFMC      St. Francis Medical Center
SJHCN     St. Joseph Home Care Network
SJHE      St. Joseph Hospital of Eureka


                 48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

SJHO      St. Joseph Hospital of Orange
SJHS      St. Joseph Health System
SJR       St. Joseph Residence
SJRNC     St. Johns Rehabilitation and Nursing Center
SMHC      St. Marys Healthcare Center
TASC      Tobacco Settlement Asset-Backed Bonds
TYW       The YMCA of Wichita
UDC       Urban Devel. Corp.
VH        Village Housing
VMNRC     Villa Marina Nursing & Rehabilitation Center
VS        Village Shalom
VSCF      Village Shalom Charitable Foundation
WPAHS     West Penn Allegheny Health System
WPAON     West Penn Allegheny Oncology Network
WPH       Western Pennsylvania Hospital
WSREC     West Suburban Recycling and Energy Corp.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair


                 49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                             BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $35,531,673
Sold securities                   52,331,801

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,549,700,000 as of October 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual


                 50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

reports. At October 31, 2009, municipal bond holdings with a value of $2,385,975,609 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,549,700,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                                          COUPON      MATURITY
    AMOUNT     INVERSE FLOATER(1)                                                    RATE(2)       DATE           VALUE
  ---------    ------------------------------------------------------------------   --------    ---------     ------------
$  3,895,000   AL HFA (Single Family Mtg.) ROLs(3)                                   18.169%      10/1/32     $  3,927,212
   6,681,000   Aurora, IL Single Family Mtg. ROLs(3)                                 13.100       12/1/39        7,746,419
   8,275,000   Aurora, IL Single Family Mtg. ROLs(3)                                 16.807       12/1/45       10,031,783
  96,775,000   AZ Health Facilities Authority ROLs(3)                                 1.033        1/1/37       55,755,949
  17,620,000   AZ Health Facilities Authority ROLs(3)                                 1.043        1/1/37       10,151,587
  53,605,000   AZ Health Facilities Authority ROLs(3)                                 1.043        1/1/37       30,883,985
   4,125,000   Broward County, FL Water and Sewer ROLs(3)                            18.822       10/1/34        4,694,333
   3,715,000   CA Dept. of Veterans Affairs Home Purchase ROLs(3)                    18.643       12/1/28        3,720,870
 139,520,000   CA Golden State Tobacco Securitization Corp. ROLs(3)                   6.345        6/1/47       79,776,141
   3,855,000   CA Health Facilities Financing Authority ROLs(3)                      17.518        7/1/39        4,480,127
   2,615,000   Cerritos, CA Community College District DRIVERS                       15.386        8/1/33        3,093,493
   4,710,000   Chelan County, WA Public Utility District No. 1 ROLs(3)               10.242        1/1/36        4,692,573
  11,985,000   Dallas, TX Area Rapid Transit ROLs(3)                                 17.764       12/1/48       13,678,481
   2,500,000   Dallas-Fort Worth, TX International Airport ROLs(3)                   10.269       11/1/35        2,025,250
   7,025,000   Detroit, MI Sewer Disposal System ROLs(3)                              0.000(4)     7/1/32       (1,413,781)
   2,595,000   District of Columbia HFA RITES                                        16.967        6/1/38        2,431,411
   4,675,000   Douglas County, NE Hospital Authority ROLs(3)                         13.929       11/1/48        6,019,811
   2,040,000   FL HFC ROLs(3)                                                        18.316        7/1/38        2,107,524
   4,345,000   Houston, TX HFC ROLs(3)                                                8.213       12/1/40        4,498,205
   5,650,000   King County, WA Sewer ROLs(3)                                         20.845        1/1/43        7,497,663
   3,500,000   KY EDFA (Baptist Healthcare System) ROLs(3)                           16.215       8/15/24        4,443,390
   4,330,000   Long Beach, CA Harbor DRIVERS                                         11.247       5/15/27        4,260,460
   7,985,000   Los Angeles, CA Dept. of Airports (Los Angeles International
                  Airport) DRIVERS                                                   15.588       5/15/30        8,542,193
   1,250,000   Los Angeles, CA Dept. of Water & Power DRIVERS                        14.541        7/1/34        1,411,175
   1,250,000   Los Angeles, CA Dept. of Water & Power DRIVERS                        14.541        7/1/39        1,351,050
   4,065,000   Los Angeles, CA Harbor Dept. DRIVERS                                  15.425        8/1/39        4,654,019
   2,750,000   Los Angeles, CA Unified School District ROLs(3)                       14.401        7/1/32        2,938,485
   1,835,000   Los Angeles, CA Unified School District ROLs(3)                       17.815        1/1/34        1,935,705
   2,640,000   Los Angeles, CA Unified School District ROLs(3)                       17.822        1/1/34        2,784,883


                 51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   2,190,000   Los Angeles, CA Unified School District ROLs(3)                       14.843        1/1/34        2,310,187
   7,500,000   Los Angeles, CA Unified School District ROLs(3)                       17.778        7/1/32        8,014,050
   9,165,000   MA Educational Financing Authority ROLs(3)                            18.541        1/1/30       10,360,941
   3,940,000   MA HFA ROLs(3)                                                        12.462        6/1/49        3,570,349
   3,125,000   MA HFA ROLs(3)                                                        12.735       12/1/49        3,070,531
  13,020,000   MA HFA ROLs(3)                                                        14.636        7/1/25       13,165,433
   4,035,000   Metropolitan Washington D.C. Airport Authority, Series B DRIVERS      10.622       10/1/34        3,907,171
   5,000,000   Miami-Dade County, FL Aviation ROLs(3)                                11.286       10/1/40        4,081,200
   2,500,000   Miami-Dade County, FL School Board ROLs(3)                            15.780        2/1/27        2,946,300
   2,500,000   Miami-Dade County, FL School Board ROLs(3)                            14.911        2/1/27        2,760,100
  12,500,000   Miami-Dade County, FL School Board ROLs(3)                            16.215        2/1/34       14,434,750
   1,798,645   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)
                  ROLs(3)                                                            10.756       11/1/38        1,780,802
   2,885,000   Newport Beach, CA GO ROLs(3)                                          17.830       12/1/24        3,086,546
  60,560,000   NJ Tobacco Settlement Financing Corp. ROLs(3)                          4.779        6/1/29       38,245,457
   9,500,000   North Central Texas HFDC (Children's Medical Center) DRIVERS          17.156       8/15/39       10,790,100
   2,500,000   NYC GO ROLs(3)                                                        19.359        4/1/36        3,228,950
   1,475,000   NYC GO ROLs(3)                                                        17.973       5/15/31        1,673,919
     875,000   NYC GO ROLs(3)                                                        17.988       5/15/33          989,188
   5,395,000   NYC GO ROLs(3)                                                        17.984       5/15/36        5,971,294
   5,000,000   NYC Municipal Water Finance Authority DRIVERS                         14.559       6/15/36        5,360,600
   5,000,000   NYC Municipal Water Finance Authority DRIVERS                         14.559       6/15/39        5,552,900
   3,020,000   NYS DA (State Personal Income Tax Authority) DRIVERS                  14.553       3/15/35        3,241,426
   2,500,000   NYS DA ROLs(3)                                                        17.838       3/15/38        2,770,650
   5,000,000   NYS UDC (State Personal Income Tax Authority) DRIVERS                 14.559       3/15/37        5,456,900
   4,625,000   Orlando, FL Utilities Commission ROLs                                 15.780       10/1/39        5,709,193
   3,750,000   Orlando, FL Utilities Commission ROLs(3)                              14.911       10/1/33        4,273,575
   2,875,000   PA Geisinger Authority Health System, Series A DRIVERS                15.425        6/1/39        3,073,893
  11,070,000   Port of Seattle, WA Special Facilities ROLs(3)                        14.765       10/1/32       10,770,999
   3,670,000   Puerto Rico Sales Tax Financing Corp. DRIVERS                         11.786        8/1/57        3,851,335
   4,250,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                         20.849        8/1/57        5,236,765
   3,210,000   RI Hsg. & Mtg. Finance Corp. ROLs(3)                                  18.681       10/1/47        2,751,034
   2,500,000   Richmond, VA Public Utility ROLs(3)                                   14.911       1/15/40        2,774,150
   1,412,000   Sabine Neches, TX HFC (Single Family Mtg.) ROLs                       11.805       12/1/39        1,361,479
   3,750,000   San Diego, CA Public Facilities Financing Authority DRIVERS           15.858        8/1/34        4,557,750
   5,425,000   San Francisco, CA Bay Area Toll Authority ROLs(3)                     11.702        4/1/47        5,736,341
   7,370,000   San Francisco, CA Bay Area Toll Authority ROLs(3)                     11.386        4/1/31        7,917,665
   1,700,000   San Jacinto, TX Community College District ROLs(3)                    14.461       2/15/33        1,861,738
   2,500,000   San Jacinto, TX Community College District ROLs(3)                    14.896       2/15/38        2,753,850
   3,375,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)              9.911       12/1/38        3,524,344
   3,000,000   Southern CA Metropolitan Water District DRIVERS                       14.558        7/1/35        3,508,560
   3,500,000   Tampa Bay, FL Regional Water Supply Authority DRIVERS                 14.559       10/1/34        3,915,730
   3,500,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
                  ROLs(3)                                                            17.068      11/15/24        4,682,860
   8,500,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
                  ROLs(3)                                                            18.806      11/15/29       11,372,660
     375,000   Tes Properties, WA DRIVERS                                            16.290       12/1/29          453,690


                 52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   3,000,000   Tes Properties, WA DRIVERS                                            16.723       12/1/38        3,371,460
   3,375,000   TX Dept. of Hsg. & Community Affairs (Multifamily Hsg.) ROLs(3)        8.075       6/20/47        3,437,978
  86,520,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)                   10.389      12/15/17       97,509,770
 150,595,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)                   12.018      12/15/26      169,547,381
   4,875,000   WA Health Care Facilities Authority ROLs(3)                           11.048       11/1/18        5,974,703
   5,670,000   Wayne County, MI Airport Authority ROLs(3)                            11.280       12/1/29        5,186,689
   3,645,000   Wayne County, MI Airport Authority ROLs(3)                            11.281       12/1/29        3,334,300
   1,875,000   Westminster, CA Redevel. Agency Tax Allocation ROLs(3)                19.256       11/1/39        2,946,938
   3,750,000   Westminster, CA Redevel. Agency Tax Allocation ROLs(3)                17.518       11/1/45        4,679,325
   5,270,000   WI Hsg. & EDA DRIVERS                                                  7.770        9/1/24        5,309,314
                                                                                                              ------------
                                                                                                              $836,275,609
                                                                                                              ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 47-49 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

(4.) Less than 0.005%.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $1,305,021,219.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of October 31, 2009 is as follows:

Cost                                $515,669,257
Market Value                        $172,037,365
Market Value as a % of Net Assets           2.80%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of October 31, 2009, securities with an aggregate market value of $13,510,377, representing 0.22% of the Fund's net assets, were subject to these forbearance agreements.

ILLIQUID SECURITIES

As of October 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2009 are noted below. The


                 53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $10,047,970,576
                                 ===============
Gross unrealized appreciation    $   362,923,913
Gross unrealized depreciation     (2,451,715,304)
                                 ---------------
Net unrealized depreciation      $(2,088,791,391)
                                 ===============


                 54 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/10/2009